UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

                             The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                                         Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                                         Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Payden Cash Reserves Money Market Fund

Schedule of Investments - January 31, 2015 (Unaudited)
Principal or Shares	Security Description	Value (000)
Commercial Paper (7%)
6,984,000	Inter-American Development Bank, 2.25%, 7/15/15 (a)	$7,047
5,000,000	Private Export Funding Corp., 0.22%, 5/15/15 (a)	4,997
20,000,000	World Bank Discount Notes, 0.11%, 6/30/15 (a)	19,991

Total Commercial Paper (Cost - $32,035)		32,035

U.S. Government Agency (62%)
15,000,000	FFCB, 0.12%, 4/06/15 (b)	15,000
10,000,000	FFCB, 0.20%, 6/26/15 (b)	10,004
10,000,000	FFCB, 0.20%, 9/18/15 (b)	10,004
10,000,000	FHLB, 0.15%, 10/09/15 (b)	10,001
20,000,000	FHLB Disc Note, 0.05%, 2/11/15 (a)	20,000
20,000,000	FHLB Disc Note, 0.06%, 2/04/15 (a)	20,000
1,140,000	FHLB Disc Note, 0.07%, 3/18/15 (a)	1,140
6,700,000	FHLB Disc Note, 0.07%, 4/24/15 (a)	6,699
1,134,000	FHLB Disc Note, 0.08%, 3/30/15 (a)	1,134
15,000,000	FHLB Disc Note, 0.10%, 2/06/15 (a)	15,000
14,800,000	FHLB Disc Note, 0.12%, 3/25/15 (a)	14,797
5,000,000	FHLB Disc Note, 0.12%, 4/28/15 (a)	4,998
5,227,000	FHLB Disc Note, 0.12%, 5/22/15 (a)	5,225
10,000,000	FHLMC Disc Note, 0.05%, 2/20/15 (a)	10,000
1,000,000	FHLMC Disc Note, 0.08%, 2/02/15 (a)	1,000
4,700,000	FHLMC Disc Note, 0.08%, 3/09/15 (a)	4,700
2,600,000	FHLMC Disc Note, 0.08%, 3/11/15 (a)	2,600
3,660,000	FHLMC Disc Note, 0.08%, 5/13/15 (a)	3,659
4,565,000	FHLMC Disc Note, 0.09%, 3/05/15 (a)	4,565
3,300,000	FHLMC Disc Note, 0.09%, 3/17/15 (a)	3,300
6,800,000	FHLMC Disc Note, 0.09%, 4/15/15 (a)	6,799
15,000,000	FHLMC Disc Note, 0.09%, 5/07/15 (a)	14,997
2,300,000	FHLMC Disc Note, 0.12%, 4/28/15 (a)	2,299
2,000,000	FHLMC Disc Note, 0.12%, 7/21/15 (a)	1,999
15,700,000	FHLMC Disc Note, 0.13%, 7/22/15 (a)	15,690
3,000,000	FHLMC Disc Note, 0.13%, 8/05/15 (a)	2,998
5,000,000	FHLMC Disc Note, 0.14%, 6/11/15 (a)	4,997
5,000,000	FNMA, 0.50%, 5/27/15	5,005
20,000,000	FNMA Disc Note, 0.07%, 4/27/15 (a)	19,997
4,600,000	FNMA Disc Note, 0.07%, 5/13/15 (a)	4,599
1,200,000	FNMA Disc Note, 0.09%, 3/03/15 (a)	1,200
11,100,000	FNMA Disc Note, 0.09%, 3/04/15 (a)	11,099
2,400,000	FNMA Disc Note, 0.09%, 3/16/15 (a)	2,400
2,100,000	FNMA Disc Note, 0.09%, 4/15/15 (a)	2,099
2,548,000	FNMA Disc Note, 0.10%, 3/02/15 (a)	2,548
10,000,000	FNMA Disc Note, 0.11%, 5/20/15 (a)	9,997
10,000,000	FNMA Disc Note, 0.13%, 7/22/15 (a)	9,994
3,000,000	FNMA Disc Note, 0.14%, 7/01/15 (a)	2,998

Total U.S. Government Agency (Cost - $285,541)		285,541

U.S. Treasury (7%)
10,000,000	U.S. Treasury Bill, 0.02%, 2/12/15 (b)	10,000
15,000,000	U.S. Treasury Note, 0.06%, 1/31/16 (b)	15,000
10,000,000	U.S. Treasury Note, 0.08%, 4/30/16 (b)	10,000

Total U.S. Treasury (Cost - $35,000)		35,000

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
2,896,775	Dreyfus Treasury Cash Management Fund (Cost - $2,897)	$2,897

Repurchase Agreement (23%)
35,000,000	Citigroup Tri Party, 0.05% (c)	35,000
40,000,000	Goldman Sachs Tri Party, 0.06% (d)	40,000
32,000,000	RBC Capital Tri Party, 0.08% (e)	32,000

Total Repurchase Agreement (Cost - $107,000)		107,000

Total (Cost - $462,473) (100%)		462,473
Other Assets, net of Liabilities (0%)		405

Net Assets (100%)		$462,878

(a)	Yield to maturity at time of purchase.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015.
(c)	The repurchase agreement dated 1/30/2015 is collateralized by the following securities:

Citigroup Tri Party
35,553,400	U.S. Treasury Note, maturity Nov 16, yielding 0.625%	$35,700

(d)	The repurchase agreement dated 1/28/2015 is collateralized by the following securities:

Goldman Sachs Tri Party
38,008,000	FNMA, maturity Feb 45, yielding 4.00%	$40,800

(e)	The repurchase agreement dated 1/30/2015 is collateralized by the following securities:

RBC Capital Tri Party
59,253,331	FNMA, maturity from Jun 28-Dec 44, yielding from 3.00%-6.50%	$32,640

1    Payden Mutual Funds

Payden Limited Maturity Fund

Schedule of Investments - January 31, 2015 (Unaudited)
Principal or Shares	Security Description		Value (000)
Asset Backed (17%)
1,400,000	Ally Master Owner Trust, 0.62%, 2/15/18	$	1,402
1,600,000	Ally Master Owner Trust, 0.62%, 4/15/18		1,600
682,815	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)		674
2,500,000	Apidos CLO 144A, 1.40%, 4/15/25 (a)		2,440
647,390	AUTO ABS, 1.10%, 5/25/24 EUR (b)		735
3,050,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (a)		2,995
330,000	Capital Auto Receivables Asset Trust,
	1.29%, 4/20/18		330
340,000	Capital Auto Receivables Asset Trust,
	1.74%, 10/22/18		342
950,000	Capital Auto Receivables Asset Trust / Ally,
	0.68%, 5/20/16		950
3,800,000	Capital Auto Receivables Asset Trust 2015-1,
	0.95%, 7/20/17		3,803
1,400,000	Cent CLO LP 144A, 1.38%, 7/23/25 (a)		1,361
1,500,000	Chase Issuance Trust, 0.42%, 4/15/19		1,491
709,240	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)		706
1,082,238	Colony American Homes 2014-2 144A,
	1.12%, 7/17/31 (a)		1,067
326,343	Compartment VCL 16, 0.27%, 7/21/18 EUR (b)		369
4,000,000	Discover Card Execution Note Trust,
	0.62%, 5/15/18		3,997
2,640,000	Dryden XXII Senior Loan Fund 144A,
	1.33%, 8/15/25 (a)		2,576
158,432	E-Carat SA, 1.26%, 7/18/20 EUR (b)		179
2,200,000	Golden Credit Card Trust 144A,
	0.62%, 7/17/17 (a)		2,202
900,000	Gracechurch Card Funding PLC 144A,
	0.81%, 2/15/17 EUR (a)(b)		1,018
1,250,000	Gracechurch Card Funding PLC 144A,
	0.87%, 2/15/17 (a)		1,251
853,509	Great America Leasing Receivables 144A,
	0.78%, 6/15/16 (a)		854
1,125,376	GSAMP Trust 2004-SEA2, 0.82%, 3/25/34		1,127
2,500,000	Hyundai Auto Lease Securitization Trust 2014-A 144A, 0.75%, 4/17/17 (a)		2,501
1,913,682	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)		1,904
3,000,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.17%, 6/17/31 (a)		2,963
1,900,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.27%, 9/17/31 (a)		1,881
155,758	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33		142
1,740,000	Madison Park Funding XIII Ltd. 144A,
	1.71%, 1/19/25 (a)		1,731
4,400,000	Mercedes Benz Auto Lease Trust 2015-A,
	0.78%, 2/15/17		4,404
433,868	Motor 2013-1 PLC, 1.10%, 2/25/21 GBP (b)		655
734,503	Nelnet Student Loan Trust 2014-2A 144A,
	0.45%, 6/25/21 (a)		734
3,950,000	Nissan Master Owner Trust Receivables,
	0.47%, 2/15/18		3,950

Principal or Shares	Security Description		Value (000)
3,200,000	Oaktree Enhanced Income Funding Ltd. 144A,
	1.46%, 7/20/23 (a)	$	3,157
3,700,000	Octagon Investment Partners XIX Ltd. 144A,
	1.77%, 4/15/26 (a)		3,697
956,483	Option One Mortgage Loan Trust 2005-4
	Asset-Backed Certificates Series 2005-4,
	0.43%, 11/25/35		946
1,122,550	Santander Drive Auto Receivables Trust 2014-1, 0.66%, 6/15/17		1,123
2,041,345	SLM Student Loan Trust, 0.50%, 4/25/17		2,041
1,500,000	Trade MAPS 1 Ltd. 144A, 0.87%, 12/10/18 (a)		1,503
2,530,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (a)		2,472
74,778	Westlake Automobile Receivables Trust 2014-2
	144A, 0.35%, 10/15/15 (a)		75

Total Asset Backed (Cost - $70,173)			69,348

Bank Loans(c) (1%)
847,500	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20		848
970,000	Aramark Corp. Term Loan E 1L, 3.25%, 9/07/19		959
987,500	FMG Resources Ltd. Term Loan B 1L,
	4.25%, 6/30/19		869
1,195,956	General Nutrition Co. Inc. Term Loan B 1L,
	3.25%, 3/04/19		1,167

Total Bank Loans (Cost - $4,001)			3,843

Commercial Paper (6%)
4,000,000	Airgas Inc., 0.00%, 4/02/15		4,000
4,000,000	Ameren Corp., 0.00%, 5/02/15		4,000
4,000,000	BAT International Finance PLC, 0.00%, 2/19/15		3,999
4,000,000	Enterprise Products Operations LLC,
	0.00%, 2/12/15		3,999
3,650,000	Rockwell Collins Inc., 0.00%, 3/23/15		3,649
4,000,000	Sempra Energy Holdings SRE, 0.00%, 2/23/15		4,000

Total Commercial Paper (Cost - $23,645)			23,647

Corporate Bond (40%)
1,500,000	Abbey National Treasury Services PLC/Stamford CT, 0.75%, 3/13/17		1,501
600,000	Actavis Funding SCS, 1.30%, 6/15/17		595
980,000	AES Corp./VA, 3.23%, 6/01/19		968
1,550,000	Air Lease Corp., 4.50%, 1/15/16		1,591
1,400,000	Aircastle Ltd., 6.75%, 4/15/17		1,498
500,000	Alibaba Group Holding Ltd. 144A,
	1.63%, 11/28/17 (a)		499
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (b)		877
1,000,000	Ally Financial Inc., 3.50%, 7/18/16		1,008
1,240,000	American Express Co., 0.82%, 5/22/18		1,241
1,610,000	Amgen Inc., 0.61%, 5/22/17		1,608
400,000	Anglo American Capital PLC 144A,
	1.20%, 4/15/16 (a)		400
780,000	ANZ New Zealand International Ltd./London
	144A, 0.78%, 4/27/17 (a)		782
710,000	ANZ New Zealand International Ltd./London
	144A, 1.13%, 3/24/16 (a)		714
650,000	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC, 2.00%, 2/06/17 (d)		625
1,000,000	ArcelorMittal, 4.50%, 8/05/15		1,013

Payden Limited Maturity Fund continued

Principal or Shares	Security Description		Value (000)
1,500,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.24%, 12/15/19 (a)	$	1,446
1,000,000	Ashland Inc., 3.00%, 3/15/16		1,006
1,210,000	Australia & New Zealand Banking Group Ltd., 0.79%, 5/15/18		1,214
440,000	AutoZone Inc., 1.30%, 1/13/17		442
1,600,000	Bank Nederlandse Gemeenten 144A,
	0.63%, 7/18/16 (a)		1,603
1,600,000	Bank of America Corp., 0.80%, 5/02/17		1,587
700,000	Bank of America Corp., 1.70%, 8/25/17		705
160,000	Bank of America Corp., 3.88%, 3/22/17		168
750,000	Bank of Ireland, 2.75%, 6/05/16 EUR (b)		870
670,000	Bank of New York Mellon Corp.,
	0.81%, 8/01/18		672
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.20%, 3/10/17 (a)		767
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	1.45%, 9/08/17 (a)		928
1,300,000	Banque Federative du Credit Mutuel SA 144A, 1.11%, 10/28/16 (a)		1,308
600,000	Banque Federative Du Credit Mutuel SA,
	1.16%, GBP (b)(d)		907
1,720,000	Barclays Bank PLC, 0.81%, 2/17/17		1,724
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17		1,077
600,000	Becton Dickinson and Co., 0.69%, 6/15/16		600
1,350,000	Bell Canada, 1.56%, 4/22/16 CAD (b)		1,063
1,650,000	BMW Canada Inc., 2.64%, 8/10/15 CAD (b)		1,309
210,000	BP Capital Markets PLC, 0.74%, 5/10/18		208
570,000	BP Capital Markets PLC, 0.88%, 9/26/18		565
830,000	BPCE SA, 1.08%, 2/10/17		835
1,500,000	Branch Banking & Trust Co., 0.56%, 9/13/16		1,493
300,000	British Telecommunications PLC,
	1.25%, 2/14/17		300
350,000	Cameron International Corp., 1.40%, 6/15/17		350
500,000	Canadian Natural Resources Ltd.,
	1.75%, 1/15/18		495
860,000	Capital One, N.A./Mclean VA, 1.50%, 9/05/17		861
1,540,000	CareFusion Corp., 1.45%, 5/15/17		1,542
430,000	Carnival Corp., 1.20%, 2/05/16		431
610,000	Caterpillar Financial Services Corp.,
	1.25%, 8/18/17		614
400,000	Chesapeake Energy Corp., 3.50%, 4/15/19		389
800,000	Cisco Systems Inc., 0.73%, 3/01/19		804
1,000,000	CIT Group Inc., 4.25%, 8/15/17		1,015
2,225,000	Citigroup Inc., 0.51%, 6/09/16		2,207
750,000	Citigroup Inc., 1.35%, 11/30/17 EUR (b)		848
1,630,000	Citigroup Inc., 1.55%, 8/14/17		1,634
750,000	Citigroup Inc., 1.85%, 11/24/17		756
1,100,000	Citizens Bank, N.A./Providence RI,
	1.60%, 12/04/17		1,103
1,000,000	CNH Capital LLC, 3.88%, 11/01/15		1,009
600,000	CNOOC Nexen Finance 2014 ULC,
	1.63%, 4/30/17		599
600,000	CNPC General Capital Ltd. 144A,
	1.13%, 5/14/17 (a)		601
940,000	Compass Bank, 1.85%, 9/29/17		945
230,000	Computer Sciences Corp., 2.50%, 9/15/15		232
1,600,000	ConAgra Foods Inc., 0.63%, 7/21/16		1,594

Principal or Shares	Security Description		Value (000)
980,000	Credit Agricole SA 144A, 1.11%, 10/03/16 (a)	$	987
1,090,000	Credit Agricole SA/London 144A,
	1.05%, 4/15/19 (a)		1,099
850,000	Credit Suisse/New York NY, 0.72%, 5/26/17		849
900,000	Credit Suisse/New York NY, 0.94%, 1/29/18		900
800,000	Daimler Finance North America LLC 144A,
	1.38%, 8/01/17 (a)		802
440,000	DCP Midstream Operating LP, 3.25%, 10/01/15		446
1,000,000	DISH DBS Corp., 7.13%, 2/01/16		1,053
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17		1,277
350,000	Enbridge Inc., 0.68%, 6/02/17 (d)		345
600,000	Enbridge Inc., 0.91%, 10/01/16		600
650,000	Enbridge Inc., 1.73%, 3/13/17 CAD (b)		509
200,000	ERAC USA Finance LLC 144A,
	1.40%, 4/15/16 (a)		201
800,000	Fifth Third Bank/Cincinnati OH,
	1.15%, 11/18/16		802
1,000,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (a)(d)		978
1,350,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17		1,350
1,300,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17		1,310
1,460,000	Ford Motor Credit Co. LLC, 1.07%, 3/12/19		1,448
610,000	Ford Motor Credit Co. LLC, 1.51%, 5/09/16		615
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18		1,013
520,000	Freeport-McMoRan Inc., 2.30%, 11/14/17		512
300,000	GATX Corp., 1.25%, 3/04/17		299
800,000	GE Capital UK Funding, 0.71%, 3/20/17 GBP (b)		1,201
1,000,000	General Motors Financial Co. Inc.,
	2.75%, 5/15/16		1,014
860,000	Glencore Finance Canada Ltd. 144A,
	2.05%, 10/23/15 (a)		863
1,970,000	Glencore Funding LLC 144A, 1.61%, 1/15/19 (a)		1,984
1,930,000	Goldman Sachs Group Inc., 1.33%, 11/15/18		1,950
1,200,000	HBOS PLC, 0.88%, 9/01/16 EUR (b)		1,353
290,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17		317
400,000	Hess Corp., 1.30%, 6/15/17		396
1,390,000	Hewlett-Packard Co., 1.19%, 1/14/19		1,374
980,000	HSBC Bank PLC 144A, 0.87%, 5/15/18 (a)		984
620,000	HSBC USA Inc., 1.14%, 9/24/18		628
550,000	Huntington National Bank, 1.30%, 11/20/16		551
300,000	Huntington National Bank, 1.35%, 8/02/16		301
990,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (a)		990
480,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17		482
800,000	Jackson National Life Global Funding 144A, 1.25%, 2/21/17 (a)		802
595,000	John Deere Capital Corp., 1.35%, 1/16/18		599
170,000	Johnson Controls Inc., 1.40%, 11/02/17		169
1,260,000	JPMorgan Chase & Co., 0.75%, 2/15/17		1,260
1,200,000	JPMorgan Chase & Co., 1.06%, 5/30/17 GBP (b)		1,792
760,000	JPMorgan Chase & Co., 1.16%, 1/25/18		767
1,600,000	JPMorgan Chase & Co., 1.21%, 1/23/20 (d)		1,612
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17		489
900,000	Kroger Co., 0.79%, 10/17/16		900
370,000	L-3 Communications Corp., 1.50%, 5/28/17		368
1,640,000	Macquarie Bank Ltd. 144A, 0.89%, 10/27/17 (a)		1,641
1,600,000	Macquarie Bank Ltd. 144A, 1.65%, 3/24/17 (a)		1,610

3 Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

1,590,000	Macquarie Group Ltd. 144A, 1.25%, 1/31/17 (a)	$	1,605
1,300,000	Martin Marietta Materials Inc., 1.36%, 6/30/17		1,294
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)		640
600,000	Mizuho Bank Ltd. 144A, 0.68%, 4/16/17 (a)		598
820,000	Mizuho Bank Ltd. 144A, 0.70%, 9/25/17 (a)(d)		821
1,570,000	Morgan Stanley, 1.00%, 7/23/19		1,556
670,000	Morgan Stanley, 1.54%, 4/25/18		679
620,000	Morgan Stanley, 1.88%, 1/05/18		624
900,000	New York Life Funding, 5.13%, 2/03/15 GBP (b)		1,356
1,130,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)		1,133
1,360,000	Nomura Holdings Inc., 1.69%, 9/13/16		1,381
1,310,000	Nordea Bank AB 144A, 0.88%, 5/13/16 (a)		1,314
1,000,000	NXP BV / NXP Funding LLC 144A, 3.50%, 9/15/16 (a)		1,008
270,000	PACCAR Financial Corp., 0.84%, 12/06/18		272
560,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 3/15/16 (a)		568
600,000	Perrigo Co. PLC 144A, 1.30%, 11/08/16 (a)(d)		600
840,000	Petrobras Global Finance BV, 1.85%, 5/20/16		779
740,000	Petrobras Global Finance BV, 2.60%, 3/17/17		677
820,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (b)(e)		1,275
500,000	RCI Banque SA, 0.98%, 4/07/15 EUR (b)		564
650,000	Rogers Communications Inc., 1.88%, 3/13/17 CAD (b)		511
1,690,000	Royal Bank of Scotland Group PLC, 1.20%, 3/31/17		1,694
1,310,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15		1,323
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16		1,058
360,000	SABMiller Holdings Inc. 144A, 0.94%, 8/01/18 (a)		361
900,000	Santander Bank, N.A., 2.00%, 1/12/18		905
660,000	Seagate HDD Cayman, 3.75%, 11/15/18		683
1,200,000	Shaw Communications Inc., 1.69%, 2/01/16 CAD (b)		946
630,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)		629
1,200,000	Societe Generale SA, 1.34%, 10/01/18		1,222
1,300,000	Southern Gas Networks PLC, 0.85%, 10/21/15 GBP (b)		1,954
1,600,000	Standard Chartered PLC 144A, 0.58%, 9/08/17 (a)		1,593
700,000	Statoil ASA, 0.72%, 11/08/18		698
740,000	Sumitomo Mitsui Banking Corp., 0.68%, 1/10/17		740
800,000	Sumitomo Mitsui Banking Corp., 1.11%, 3/18/16 GBP (b)		1,209
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)		923
2,000,000	SunTrust Bank/Atlanta GA, 0.67%, 2/15/17		2,001
1,005,000	Synchrony Financial, 1.88%, 8/15/17		1,010
1,000,000	Telecom Italia Capital SA, 5.25%, 10/01/15		1,019
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)		802
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17		330
300,000	Thomson Reuters Corp., 1.30%, 2/23/17		301

Principal or Shares	Security Description		Value (000)

770,000	Thomson Reuters Corp., 1.65%, 9/29/17	$	772
1,310,000	Toronto-Dominion Bank, 0.80%, 4/30/18		1,317
670,000	Total Capital International SA, 0.80%, 8/10/18		673
1,360,000	Toyota Motor Credit Corp., 1.45%, 1/12/18 (d)		1,372
310,000	TransAlta Corp., 1.90%, 6/03/17		311
460,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)		459
1,400,000	UBS AG/Stamford CT, 1.38%, 8/14/17		1,404
300,000	Ventas Realty LP, 1.25%, 4/17/17		300
430,000	Ventas Realty LP, 1.55%, 9/26/16		433
2,200,000	Verizon Communications Inc., 0.64%, 6/09/17		2,198
210,000	Verizon Communications Inc., 1.01%, 6/17/19		211
850,000	Verizon Communications Inc., 1.99%, 9/14/18		885
1,460,000	Volkswagen Group of America Finance LLC
	144A, 0.60%, 5/23/17 (a)		1,459
1,440,000	Volkswagen Group of America Finance LLC
	144A, 0.67%, 11/20/17 (a)(d)		1,441
9,200,000	Volvo Treasury AB, 1.47%, 6/03/16 SEK (b)		1,122
680,000	Walgreens Boots Alliance Inc., 0.68%, 5/18/16		680
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17		252
570,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 1.75%, 9/15/17 (a)		573
1,500,000	Wells Fargo & Co., 0.53%, 6/02/17		1,497
210,000	Wells Fargo & Co., 0.89%, 4/23/18		210
600,000	Wells Fargo & Co., 1.40%, 9/08/17 (d)		604
1,630,000	Westpac Banking Corp., 0.60%, 12/01/17		1,629
400,000	Whirlpool Corp., 1.65%, 11/01/17		404
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)		402
410,000	Xcel Energy Inc., 0.75%, 5/09/16		411

Total Corporate Bond (Cost - $163,884)			161,213

FDIC Guaranteed (1%)
168,302	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 2/25/48 (a)		169
1,867,055	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/04/20 (a)		1,877

Total FDIC Guaranteed (Cost - $2,035)			2,046

Foreign Government (2%)
1,600,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (a)		1,607
240,000,000	Japan Treasury Discount Bill, 0.00%, 3/16/15 JPY (b)		2,044
1,000,000	Poland Government International Bond, 0.37%, 9/23/15		996
1,600,000	Province of New Brunswick Canada, 1.13%, 8/01/19 CAD (b)		1,265

Total Foreign Government (Cost - $6,110)			5,912

Mortgage Backed (8%)
236,145	Asset Backed Funding Certificates, 0.79%, 4/25/34		233
42,170	Bear Stearns ALT-A Trust, 2.42%, 3/25/34		41
2,400,000	BLCP Hotel Trust 2014-CLRN 144A, 1.12%, 8/15/29 (a)		2,408
1,383,343	Connecticut Avenue Securities, 1.77%, 1/25/24		1,382
1,193,619	Connecticut Avenue Securities Series, 2.17%, 10/25/23		1,202
1,770,000	Del Coronado Trust 144A, 0.97%, 3/15/26 (a)		1,768
2,118,242	Extended Stay America Trust 144A, 0.97%, 12/05/31 (a)		2,117

Payden Limited Maturity Fund continued

Principal or Shares	Security Description		Value (000)
1,224,799	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	$	1,209
2,730,794	Fannie Mae Connecticut Avenue Securities,
	1.37%, 7/25/24		2,709
446,829	FH 1B2612 ARM, 2.29%, 11/01/34		476
199,484	FH 847515 ARM, 2.40%, 2/01/34		213
80,708	FN 708229 ARM, 2.00%, 4/01/33		86
1,552,665	FN 784365 ARM, 1.93%, 5/01/34		1,642
1,400,015	FN 870542 ARM, 2.14%, 3/01/36		1,492
83,046	FN 878544 ARM, 2.48%, 3/01/36		89
381,149	FN 889821 ARM, 2.18%, 12/01/36		406
1,130,227	FN 906140 ARM, 2.24%, 1/01/37		1,207
425,936	FN AD0079 ARM, 2.22%, 11/01/35		454
864,315	FN AL0502 ARM, 3.00%, 6/01/41		916
638,218	Fosse Master Issuer PLC 144A,
	1.66%, 10/18/54 (a)		643
765,284	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.17%, 2/25/24		763
258,772	GNR 2002-48 FT, 0.37%, 12/16/26		259
850,000	Granite Master Issuer PLC, 1.03%, 12/17/54		836
727,734	Harborview Mortgage Loan Trust,
	2.73%, 1/19/35		687
1,241,686	Hilton USA Trust 2013-HLF 144A,
	1.17%, 11/05/30 (a)		1,242
166,514	MASTR Asset Securitization Trust,
	5.00%, 7/25/19		169
995,338	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)		998
169,904	Sequoia Mortgage Trust, 0.97%, 10/20/27		167
865,358	Sequoia Mortgage Trust, 1.45%, 2/25/43		840
957,601	Sequoia Mortgage Trust, 1.55%, 4/25/43		929
338,593	Sequoia Mortgage Trust, 2.87%, 1/25/42		341
947,684	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)		947
409,343	Springleaf Mortgage Loan Trust 144A,
	1.57%, 12/25/59 (a)		410
459,507	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)		460
675,481	Springleaf Mortgage Loan Trust 144A,
	1.87%, 9/25/57 (a)		675
271,876	Structured Adjustable Rate Mortgage Loan Trust, 2.42%, 9/25/34		271
743,722	Structured Agency Credit Risk Debt Notes,
	1.62%, 11/25/23		742
117,239	Structured Asset Mortgage Investments Inc.,
	3.60%, 7/25/32		122

Total Mortgage Backed (Cost - $31,531)			31,551

Municipal (1%)
750,000	Beaver County Industrial Development
	Authority, 3.38%, 1/01/35		758
260,000	California Earthquake Authority,
	1.19%, 7/01/16		260
1,000,000	Indiana Finance Authority, 0.40%, 5/01/34		1,000
810,000	State Board of Administration Finance Corp., 1.30%, 7/01/16		818

Total Municipal (Cost - $2,832)			2,836

NCUA Guaranteed (1%)
264,611	NCUA Guaranteed Notes Trust 2010-C1,
	1.60%, 10/29/20		265

Principal or Shares	Security Description		Value (000)
727,817	NCUA Guaranteed Notes Trust 2010-R1,
	0.62%, 10/07/20	$	732
373,295	NCUA Guaranteed Notes Trust 2010-R2,
	0.54%, 11/06/17		375
2,035,754	NCUA Guaranteed Notes Trust 2010-R3,
	0.73%, 12/08/20		2,056
690,284	NCUA Guaranteed Notes Trust 2011-R1,
	0.62%, 1/08/20		694
47,567	NCUA Guaranteed Notes Trust 2011-R2,
	0.57%, 2/06/20		48
811,677	NCUA Guaranteed Notes Trust 2011-R5,
	0.55%, 4/06/20		813

Total NCUA Guaranteed (Cost - $4,961)			4,983

U.S. Treasury (22%)
7,000,000	U.S. Treasury Note, 0.07%, 10/31/16		6,997
2,000,000	U.S. Treasury Note, 0.08%, 4/30/16		2,000
7,500,000	U.S. Treasury Note, 0.25%, 5/15/16		7,497
2,000,000	U.S. Treasury Note, 0.38%, 1/31/16		2,004
9,000,000	U.S. Treasury Note, 0.38%, 5/31/16		9,011
9,000,000	U.S. Treasury Note, 0.38%, 10/31/16		8,996
4,000,000	U.S. Treasury Note, 0.50%, 8/31/16		4,009
12,000,000	U.S. Treasury Note, 0.50%, 9/30/16		12,025
18,000,000	U.S. Treasury Note, 0.50%, 11/30/16		18,028
3,950,000	U.S. Treasury Note, 0.50%, 1/31/17		3,952
4,000,000	U.S. Treasury Note, 0.63%, 7/15/16		4,018
70,000	U.S. Treasury Note, 0.88%, 9/15/16		71
5,000,000	U.S. Treasury Note, 0.88%, 2/28/17		5,038
4,000,000	U.S. Treasury Note, 1.50%, 6/30/16		4,067

Total U.S. Treasury (Cost - $87,520)			87,713

Investment Company (3%)
11,617,986	Payden Cash Reserves Money Market Fund *
	(Cost - $11,618)		11,618

Total (Cost - $408,310) (102%)			404,710
Liabilities in excess of Other Assets (-2%)			(6,198)

Net Assets (100%)		$	398,512

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $6,557 and the total market value of the collateral held by the Fund is $7,035. Amounts in 000s.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

5    Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/9/2015	British Pound (Sell 6,929)	HSBC Bank USA, N.A.	$130
2/9/2015	Canadian Dollar (Sell 7,145)	Royal Bank of Canada	449
2/9/2015	Euro (Sell 6,041)	Citibank, N.A.	387
2/9/2015	Swedish Krona (Sell 9,308)	The Royal Bank of Scotland PLC	51

			$1,017

Liabilities:
2/9/2015	Japanese Yen (Sell 240,000)	Barclays Bank PLC	$(35)

Payden Low Duration Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description		Value (000)
Asset Backed (9%)
2,117,715	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (a)	$	2,092
6,360,000	Apidos CLO 144A, 1.40%, 4/15/25 (a)		6,207
500,000	Apidos CLO 144A, 1.95%, 4/15/25 (a)		484
5,400,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (a)		5,302
670,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18		669
845,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18		850
4,555,000	CarMax Auto Owner Trust 2013-4, 1.28%, 5/15/19		4,563
4,550,000	Cent CLO LP 144A, 1.38%, 7/23/25 (a)		4,422
1,900,000	Chase Issuance Trust, 0.42%, 4/15/19		1,889
2,285,328	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (a)		2,273
2,283,622	Colony American Homes 2014-2 144A, 1.12%, 7/17/31 (a)		2,251
4,905,000	Dryden XXII Senior Loan Fund 144A, 1.33%, 8/15/25 (a)		4,785
3,140,000	Dryden XXII Senior Loan Fund 144A, 1.78%, 8/15/25 (a)		3,022
355,744	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)		356
750,000	Great America Leasing Receivables 144A, 1.83%, 6/17/19 (a)		750
2,046,139	GSAMP Trust, 0.82%, 3/25/34		2,050
2,669,341	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)		2,656
4,020,000	Invitation Homes 2014-SFR2 Trust 144A, 1.27%, 9/17/31 (a)		3,981
4,135,000	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (a)		4,140
763,057	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)		854
1,850,000	Mercedes Benz Auto Lease Trust 2015-A, 1.10%, 8/15/17		1,854
6,000,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.46%, 7/20/23 (a)		5,920
3,900,000	Octagon Investment Partners XIX Ltd. 144A, 1.77%, 4/15/26 (a)		3,896
3,675,000	Octagon Investment Partners XIX Ltd. 144A, 2.25%, 4/15/26 (a)		3,594
789,713	Santander Drive Auto Receivables Trust 2011-1, 3.11%, 5/16/16		791
689,241	Toyota Auto Receivables 2013-A Owner Trust, 0.55%, 1/17/17		690
4,250,000	Trade MAPS 1 Ltd. 144A, 0.87%, 12/10/18 (a)		4,258
2,085,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (a)		2,037
4,215,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (a)		4,062
852,442	VOLT XXII LLC 144A, 3.63%, 10/27/53 (a)		855
1,029,517	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (a)		1,033

Total Asset Backed (Cost - $83,255)			82,586

Bank Loans(b) (2%)
2,860,313	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20		2,862

Principal or Shares	Security Description		Value (000)
2,962,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	$	2,896
800,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17		796
3,332,614	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20		3,265
2,910,000	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18		2,897
4,370,221	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/26/19		4,264
340,665	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20		341
2,962,312	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20		2,899

Total Bank Loans (Cost - $20,560)			20,220

Corporate Bond (55%)
2,923,000	Abbey National Treasury Services PLC, 1.38%, 3/13/17 (c)		2,935
2,320,000	Abbey National Treasury Services PLC, 1.65%, 9/29/17		2,334
2,680,000	AbbVie Inc., 1.75%, 11/06/17		2,703
1,300,000	Abengoa Greenfield SA 144A, 5.50%, 10/01/19 EUR (a)(d)		1,353
3,300,000	ABN AMRO Bank NV 144A, 1.06%, 10/28/16 (a)		3,323
1,400,000	Actavis Funding SCS, 1.30%, 6/15/17		1,388
2,210,000	AES Corp./VA, 3.23%, 6/01/19		2,182
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)		1,211
5,200,000	Air Lease Corp., 4.50%, 1/15/16		5,336
3,075,000	Aircastle Ltd., 6.75%, 4/15/17 (c)		3,290
1,200,000	Alibaba Group Holding Ltd. 144A, 1.63%, 11/28/17 (a)		1,197
400,000	Alibaba Group Holding Ltd. 144A, 2.50%, 11/28/19 (a)		402
1,565,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (a)		1,620
1,725,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (c)(d)		2,017
2,110,000	Ally Financial Inc., 3.25%, 9/29/17		2,113
3,100,000	American Express Co., 0.82%, 5/22/18		3,103
3,360,000	Amgen Inc., 1.25%, 5/22/17		3,362
1,000,000	Anglo American Capital PLC 144A, 1.20%, 4/15/16 (a)		1,000
1,890,000	ANZ New Zealand International Ltd./London 144A, 1.40%, 4/27/17 (a)		1,894
1,750,000	AP Moeller - Maersk A/S 144A, 2.55%, 9/22/19 (a)		1,781
1,510,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (c)		1,451
1,850,000	ArcelorMittal, 4.50%, 8/05/15		1,873
1,520,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.24%, 12/15/19 (a)		1,465
1,270,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 4.25%, 1/15/22 EUR (a)(d)		1,435
585,000	Ashland Inc., 3.00%, 3/15/16		589
2,130,000	Ashland Inc., 3.88%, 4/15/18		2,183
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17		1,754

7    Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

3,050,000	Australia & New Zealand Banking Group Ltd., 0.79%, 5/15/18	$	3,060
1,000,000	Australia & New Zealand Banking Group Ltd., 1.25%, 1/10/17		1,009
850,000	Autodesk Inc., 1.95%, 12/15/17		859
1,035,000	AutoZone Inc., 1.30%, 1/13/17		1,040
450,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 2.98%, 12/01/17		450
870,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17		895
930,000	Baidu Inc., 2.25%, 11/28/17		934
3,815,000	Bank of America Corp., 1.13%, 4/01/19		3,819
1,580,000	Bank of America Corp., 1.29%, 1/15/19		1,595
3,020,000	Bank of America Corp., 1.32%, 3/22/18		3,046
1,510,000	Bank of America Corp., 1.70%, 8/25/17		1,520
1,180,000	Bank of America Corp., 3.75%, 7/12/16		1,223
1,725,000	Bank of Ireland, 2.75%, 6/05/16 EUR (d)		2,000
2,480,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.68%, 2/26/16 (a)		2,484
1,200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.85%, 9/09/16 (a)		1,205
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)		1,744
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)		1,997
4,640,000	Banque Federative du Credit Mutuel SA 144A, 1.11%, 10/28/16 (a)		4,670
2,510,000	Barclays Bank PLC, 0.81%, 2/17/17		2,516
1,800,000	BAT International Finance PLC 144A, 1.40%, 6/05/15 (a)		1,803
3,500,000	BB&T Corp., 0.91%, 2/01/19		3,512
860,000	BB&T Corp., 1.60%, 8/15/17		868
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17		5,386
620,000	Becton Dickinson and Co., 0.69%, 6/15/16		620
880,000	Becton Dickinson and Co., 1.80%, 12/15/17		888
2,962,000	Bell Canada, 1.56%, 4/22/16 CAD (d)		2,333
931,000	Boardwalk Pipelines LP, 5.88%, 11/15/16		989
530,000	BP Capital Markets PLC, 0.74%, 5/10/18		525
1,510,000	BP Capital Markets PLC, 0.88%, 9/26/18		1,498
2,030,000	BPCE SA, 1.51%, 4/25/16		2,051
1,550,000	BPCE SA, 1.63%, 2/10/17 (c)		1,563
2,370,000	BPCE SA, 1.63%, 1/26/18		2,374
600,000	British Telecommunications PLC, 1.25%, 2/14/17		600
760,000	Cameron International Corp., 1.40%, 6/15/17		760
1,440,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18		1,425
1,465,000	Capital One Financial Corp., 6.15%, 9/01/16		1,574
1,500,000	Capital One NA/Mclean VA, 1.50%, 9/05/17		1,502
5,140,000	CareFusion Corp., 1.45%, 5/15/17		5,146
800,000	Carnival Corp., 1.20%, 2/05/16		801
520,000	Carnival Corp., 1.88%, 12/15/17		522
1,310,000	Caterpillar Financial Services Corp., 1.25%, 8/18/17		1,318
730,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		742
2,525,000	Chrysler Group LLC / CG Co-Issuer Inc., 8.00%, 6/15/19		2,667
2,820,000	CIT Group Inc. 144A, 4.75%, 2/15/15 ( a)		2,820

Principal or Shares	Security Description		Value (000)

2,920,000	Citigroup Inc., 1.05%, 4/01/16	$	2,928
2,100,000	Citigroup Inc., 1.35%, 11/30/17 EUR (d)		2,373
3,500,000	Citigroup Inc., 1.55%, 8/14/17		3,509
1,570,000	Citigroup Inc., 1.85%, 11/24/17		1,582
1,170,000	Citigroup Inc., 4.45%, 1/10/17		1,240
2,478,000	Citigroup Inc., 5.50%, 2/15/17		2,671
2,700,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17		2,707
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16		1,397
1,310,000	CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17		1,307
1,400,000	CNPC General Capital Ltd. 144A, 1.13%, 5/14/17 (a)		1,403
1,740,000	Compass Bank, 1.85%, 9/29/17		1,749
1,735,000	Computer Sciences Corp., 2.50%, 9/15/15		1,749
1,437,000	Continental Rubber of America Corp. 144A, 4.50%, 9/15/19 (a)		1,498
3,050,000	Credit Agricole SA 144A, 1.11%, 10/03/16 (a)(c)		3,071
1,420,000	Credit Agricole SA/London 144A, 1.05%, 4/15/19 (a)		1,432
2,390,000	Credit Agricole SA/London 144A, 1.41%, 4/15/16 (a)		2,411
4,010,000	Credit Suisse/New York NY, 1.38%, 5/26/17		4,019
1,600,000	Credit Suisse/New York NY, 1.75%, 1/29/18		1,605
3,010,000	Daimler Finance North America LLC 144A, 1.13%, 3/10/17 (a)		3,014
1,800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)		1,805
730,000	DBS Bank Ltd. 144A, 0.86%, 7/15/21 (a)		725
1,175,000	DENTSPLY International Inc., 2.75%, 8/15/16		1,200
3,950,000	Digital Realty Trust LP, 4.50%, 7/15/15		3,978
3,400,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18		3,426
2,070,000	DISH DBS Corp., 4.63%, 7/15/17		2,117
1,040,000	Duke Energy Corp., 0.64%, 4/03/17		1,042
2,600,000	Duke Realty LP, 5.50%, 3/01/16		2,724
2,100,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)		2,284
1,020,000	Electricite de France 144A, 0.72%, 1/20/17 (a)		1,024
1,800,000	Electricite de France 144A, 1.15%, 1/20/17 (a)		1,806
800,000	Enbridge Inc., 0.68%, 6/02/17 (c)		789
1,900,000	Enbridge Inc., 0.91%, 10/01/16		1,900
1,900,000	Enbridge Inc., 1.73%, 3/13/17 CAD (d)		1,489
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/01/16		1,672
1,125,000	ERAC USA Finance LLC 144A, 1.40%, 4/15/16 (a)		1,130
1,070,000	Express Scripts Holding Co., 1.25%, 6/02/17		1,069
585,000	Fidelity National Information Services Inc., 1.45%, 6/05/17		585
830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18		835
960,000	Fifth Third Bancorp, 5.45%, 1/15/17		1,034
1,600,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (a)(c)		1,565
3,300,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17		3,300
2,900,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17		2,922
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17 (c)		1,131
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18		2,025

8

Payden Low Duration Fund continued

Principal or Shares	Security Description		Value (000)

1,500,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	$	1,546
1,000,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17		994
1,320,000	Freeport-McMoRan Inc., 2.30%, 11/14/17		1,299
1,255,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20		1,328
1,700,000	GATX Corp., 2.50%, 7/30/19		1,720
1,580,000	General Motors Financial Co. Inc., 3.00%, 9/25/17		1,612
4,080,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)		4,127
3,280,000	Glencore Funding LLC 144A, 1.61%, 1/15/19 (a)		3,303
660,000	Goldman Sachs Group Inc., 1.33%, 11/15/18		667
3,110,000	Goldman Sachs Group Inc., 1.45%, 4/30/18		3,150
1,600,000	Goldman Sachs Group Inc., 3.63%, 2/07/16		1,643
1,741,000	Goldman Sachs Group Inc., 5.63%, 1/15/17		1,874
2,000,000	Goldman Sachs Group Inc., 5.95%, 1/18/18		2,241
970,000	Health Care REIT Inc., 3.63%, 3/15/16		998
835,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17		913
2,695,000	Hertz Corp., 6.75%, 4/15/19		2,789
860,000	Hess Corp., 1.30%, 6/15/17		851
1,901,000	Hewlett-Packard Co., 1.19%, 1/14/19		1,879
2,970,000	HSBC Bank PLC 144A, 0.87%, 5/15/18 (a)		2,982
2,390,000	HSBC USA Inc., 1.14%, 9/24/18		2,421
670,000	Huntington National Bank, 0.68%, 4/24/17		669
1,410,000	Huntington National Bank, 1.30%, 11/20/16		1,414
800,000	Huntington National Bank, 1.35%, 8/02/16		803
800,000	Huntington National Bank, 1.38%, 4/24/17		800
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)		883
2,250,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)		2,251
1,110,000	Hyundai Capital America 144A, 1.63%, 10/02/15 (a)		1,116
720,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)		742
770,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (a)		795
1,210,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17		1,215
2,320,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)		2,477
2,820,000	International Lease Finance Corp., 2.19%, 6/15/16		2,819
3,200,000	International Lease Finance Corp., 3.88%, 4/15/18		3,242
1,800,000	Jackson National Life Global Funding 144A, 1.25%, 2/21/17 (a)		1,805
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19		1,788
2,160,000	JB Hunt Transport Services Inc., 3.38%, 9/15/15		2,191
2,320,000	John Deere Capital Corp., 1.13%, 6/12/17		2,327
1,180,000	John Deere Capital Corp., 1.35%, 1/16/18		1,188
2,600,000	JPMorgan Chase & Co., 1.06%, 5/30/17 GBP (d)		3,883
1,550,000	JPMorgan Chase & Co., 1.16%, 1/25/18		1,564
1,470,000	JPMorgan Chase & Co., 1.35%, 2/15/17		1,475
1,300,000	KeyBank NA/Cleveland OH, 5.45%, 3/03/16		1,365
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17		619
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19		647
1,600,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (a)		1,600
1,385,000	Kroger Co., 2.20%, 1/15/17		1,413

Principal or Shares	Security Description		Value (000)

1,030,000	L-3 Communications Corp., 1.50%, 5/28/17	$	1,024
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16		3,276
1,425,000	Liberty Property LP, 6.63%, 10/01/17		1,602
760,000	Lloyds Bank PLC, 2.30%, 11/27/18		777
2,070,000	Lloyds Bank PLC, 4.20%, 3/28/17		2,197
1,440,000	Macquarie Bank Ltd. 144A, 0.89%, 10/27/17 (a)		1,441
2,570,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (a)		2,572
7,395,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)		7,500
2,950,000	Macquarie Group Ltd. 144A, 1.25%, 1/31/17 (a)		2,978
1,970,000	Manufacturers & Traders Trust Co., 1.25%, 1/30/17		1,976
1,160,000	Marathon Oil Corp., 0.90%, 11/01/15		1,157
2,700,000	Martin Marietta Materials Inc., 1.36%, 6/30/17		2,687
1,010,000	Masco Corp., 4.80%, 6/15/15		1,020
900,000	McKesson Corp., 1.29%, 3/10/17		903
800,000	Medtronic Inc. 144A, 1.50%, 3/15/18 (a)		806
2,000,000	Metropolitan Life Global Funding I 144A, 0.63%, 4/10/17 (a)		2,006
1,300,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)		1,301
700,000	Mizuho Bank Ltd. 144A, 0.70%, 9/25/17 (a)(c)		701
1,380,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)		1,375
1,080,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (a)		1,082
2,280,000	Mobile Mini Inc., 7.88%, 12/01/20		2,411
2,195,000	Morgan Stanley, 1.00%, 7/23/19		2,175
4,000,000	Morgan Stanley, 1.40%, 1/27/20		4,034
1,510,000	Morgan Stanley, 1.88%, 1/05/18		1,520
3,000,000	Morgan Stanley, 5.45%, 1/09/17		3,230
830,000	Murphy Oil Corp., 2.50%, 12/01/17		817
810,000	Mylan Inc./PA, 1.35%, 11/29/16		809
5,830,000	Mylan Inc./PA, 1.80%, 6/24/16		5,873
3,750,000	Nabors Industries Inc., 2.35%, 9/15/16		3,722
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17		1,508
2,240,000	Nissan Motor Acceptance Corp. 144A, 1.00%, 3/15/16 (a)		2,247
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)		1,257
2,650,000	Nomura Holdings Inc., 1.69%, 9/13/16		2,691
1,685,000	Parker Hannifin Corp., 4.13%, 11/11/15 EUR (d)		1,958
540,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (a)		544
2,500,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.13%, 5/11/15 (a)		2,516
1,500,000	Perrigo Co. PLC, 1.30%, 11/08/16 (c)		1,501
1,000,000	Petrobras Global Finance BV, 2.60%, 3/17/17 (c)		915
2,400,000	Petrobras International Finance Co., 3.50%, 2/06/17		2,241
600,000	Phillips 66, 2.95%, 5/01/17		621
1,500,000	Prudential Financial Inc., 1.01%, 8/15/18		1,507
739,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 GBP (d)(e)		1,149
2,030,000	Regions Financial Corp., 2.00%, 5/15/18		2,027
540,000	Reynolds American Inc., 1.05%, 10/30/15		540
3,210,000	RJS Power Holdings LLC 144A, 5.13%, 7/15/19 (a)		3,130
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)		1,263

9    Payden Mutual Funds

Principal or Shares	Security Description		Value (000)

1,450,000	Rogers Communications Inc., 1.88%, 3/13/17 CAD (d)	$	1,140
2,190,000	Royal Bank of Scotland Group PLC, 1.20%, 3/31/17		2,195
4,715,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15		4,762
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16		1,988
1,050,000	SABMiller Holdings Inc. 144A, 0.94%, 8/01/18 (a)		1,054
1,440,000	SABMiller Holdings Inc. 144A, 2.45%, 1/15/17 (a)		1,475
1,065,000	SandRidge Energy Inc., 8.75%, 1/15/20 (c)		775
1,700,000	Santander Bank NA, 2.00%, 1/12/18		1,709
830,000	SBA Communications Corp., 5.63%, 10/01/19		867
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18		1,950
2,665,000	Shaw Communications Inc., 1.69%, 2/01/16 CAD (d)		2,100
1,400,000	Sinopec Capital 2013 Ltd. 144A, 1.25%, 4/24/16 (a)		1,398
3,800,000	Societe Generale SA, 1.34%, 10/01/18		3,869
4,300,000	Southern California Edison Co., 1.85%, 2/01/22		4,348
6,050,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)		6,197
3,510,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (a)		3,510
850,000	Sumitomo Mitsui Banking Corp., 0.93%, 7/19/16		854
2,000,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)		2,007
3,500,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17		3,517
3,330,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17		3,575
750,000	Synchrony Financial, 1.48%, 2/03/20		752
840,000	Synchrony Financial, 1.88%, 8/15/17		844
1,045,000	Synchrony Financial, 3.00%, 8/15/19		1,072
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)		1,805
1,695,000	Tenet Healthcare Corp., 6.25%, 11/01/18		1,848
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17		951
700,000	Thomson Reuters Corp., 1.30%, 2/23/17		701
1,690,000	Thomson Reuters Corp., 1.65%, 9/29/17		1,695
1,670,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)		1,716
1,500,000	Total Capital International SA, 0.80%, 8/10/18		1,506
2,640,000	Toyota Motor Credit Corp., 1.45%, 1/12/18 (c)		2,663
1,040,000	TransAlta Corp., 1.90%, 6/03/17		1,042
670,000	TSMC Global Ltd. 144A, 0.95%, 4/03/16 (a)		668
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)		901
3,100,000	UBS AG/Stamford CT, 1.38%, 8/14/17		3,108
1,240,000	United Airlines 2014-2 Class B Pass Through Trust, 4.63%, 9/03/22		1,234
650,000	Ventas Realty LP, 1.25%, 4/17/17		649
1,336,000	Ventas Realty LP, 1.55%, 9/26/16		1,347
2,590,000	Verizon Communications Inc., 1.01%, 6/17/19		2,605
1,640,000	Verizon Communications Inc., 1.35%, 6/09/17		1,639
770,000	Verizon Communications Inc., 1.77%, 9/15/16		784
1,830,000	Verizon Communications Inc., 1.99%, 9/14/18		1,904
2,950,000	Volkswagen Group of America Finance LLC 144A, 1.25%, 5/23/17 (a)		2,954
1,400,000	Volkswagen Group of America Finance LLC 144A, 1.60%, 11/20/17 (a)		1,409

Principal or Shares	Security Description	Value (000)

25,400,000	Volvo Treasury AB, 1.47%, 6/03/16 SEK (d)	$3,098
1,200,000	Walgreens Boots Alliance Inc., 0.68%, 5/18/16	1,201
680,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	687
520,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	533
1,500,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	1,479
580,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	583
700,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	714
2,000,000	WellPoint Inc., 2.38%, 2/15/17	2,048
3,530,000	Western Union Co., 1.23%, 8/21/15	3,540
2,300,000	Westpac Banking Corp., 1.20%, 5/19/17	2,311
3,650,000	Westpac Banking Corp., 1.50%, 12/01/17	3,666
1,770,000	Whirlpool Corp., 1.35%, 3/01/17	1,773
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,721
600,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (a)	608
2,140,000	WPX Energy Inc., 5.25%, 1/15/17 (c)	2,167

Total Corporate Bond (Cost - $505,411)		502,120

FDIC Guaranteed (1%)
673,207	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 2/25/48 (a)	673
5,420,482	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/04/20 (a)	5,450
1,205,407	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,249
1,617,922	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,632

Total FDIC Guaranteed (Cost - $8,912)		9,004

Foreign Government (0%)
3,610,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (a)	3,627
115,000	Panama Government International Bond, 7.25%, 3/15/15	116

Total Foreign Government (Cost - $3,722)		3,743

Mortgage Backed (8%)
3,392,747	Adjustable Rate Mortgage Trust, 3.96%, 3/25/37	2,619
903,093	Bank of America Mortgage 2002-K Trust, 2.65%, 10/20/32	916
5,500,000	BLCP Hotel Trust 2014-CLRN 144A, 1.12%, 8/15/29 (a)	5,519
3,074,095	Connecticut Avenue Securities, 1.77%, 1/25/24	3,071
1,770,401	Connecticut Avenue Securities, 2.17%, 10/25/23	1,782
2,914,350	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	2,743
2,706,982	Fannie Mae Connecticut Avenue Securities, 1.12%, 5/25/24	2,672
1,562,351	Fannie Mae Connecticut Avenue Securities, 1.12%, 5/25/24	1,535
6,104,647	Fannie Mae Connecticut Avenue Securities, 1.37%, 7/25/24	6,056
10,420,000	FHLB, 0.50%, 9/28/16	10,434
1,268,596	FN 708229 ARM, 2.00%, 4/01/33	1,348
423,168	FN 743821 ARM, 2.02%, 11/01/33	445
510,853	FN 755867 ARM, 2.28%, 12/01/33	543
554,974	FN 790762 ARM, 1.92%, 9/01/34	590
671,014	FN 790764 ARM, 1.92%, 9/01/34	715

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
665,428	FN 794792 ARM, 1.99%, 10/01/34	$704
956,599	FN 794797 ARM, 1.81%, 10/01/34	1,014
3,803,895	Hilton USA Trust 2013-HLF 144A, 1.17%, 11/05/30 (a)	3,806
658,390	HomeBanc Mortgage Trust, 1.03%, 8/25/29	621
323,517	Indymac Index Mortgage Loan Trust, 2.65%, 10/25/34	318
1,359,313	JP Morgan Mortgage Trust 144A, 2.50%, 3/25/43 (a)	1,376
1,186,761	MLCC Mortgage Investors Inc., 2.12%, 2/25/36	1,190
721,017	MLCC Mortgage Investors Inc., 2.16%, 12/25/34	716
162,533	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.07%, 7/25/34	163
2,886,480	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)	2,894
2,909,186	Residential Asset Securitization Trust, 6.00%, 8/25/36	2,460
458,256	Sequoia Mortgage Trust, 0.97%, 10/20/27	450
1,961,477	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,904
1,932,456	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,876
888,806	Sequoia Mortgage Trust, 2.87%, 1/25/42	894
1,418,985	Sequoia Mortgage Trust, 3.50%, 4/25/42	1,445
3,034,846	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	3,032
955,134	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (a)	957
1,413,868	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	1,415
702,658	Springleaf Mortgage Loan Trust 144A, 2.22%, 10/25/57 (a)	714
1,705,119	Structured Adjustable Rate Mortgage Loan Trust, 2.46%, 8/25/34	1,666
2,486,821	Structured Agency Credit Risk Debt Notes, 1.62%, 11/25/23	2,480
389,671	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	325

Total Mortgage Backed (Cost - $74,281)		73,408

Municipal (1%)
2,350,000	Beaver County Industrial Development Authority, 3.38%, 1/01/35	2,375
1,420,000	California Earthquake Authority, 1.82%, 7/01/17	1,430
1,790,000	State Board of Administration Finance Corp., 1.30%, 7/01/16	1,807

Total Municipal (Cost - $5,599)		5,612

NCUA Guaranteed (0%)
189,005	NCUA Guaranteed Notes Trust 2010-R1, 1.84%, 10/07/20 (Cost - $189)	190

U.S. Government Agency (0%)
400,000	FNMA, 1.13%, 3/28/18 (Cost - $400)	399

U.S. Treasury (23%)
23,500,000	U.S. Treasury Note, 0.38%, 3/31/16	23,533
66,000,000	U.S. Treasury Note, 0.38%, 10/31/16	65,969
990,000	U.S. Treasury Note, 0.50%, 6/30/16 (f)	993

Principal or Shares	Security Description		Value (000)
40,650,000	U.S. Treasury Note, 0.50%, 1/31/17		$40,674
4,650,000	U.S. Treasury Note, 0.63%, 2/15/17		4,662
10,000,000	U.S. Treasury Note, 0.88%, 4/15/17		10,076
30,745,000	U.S. Treasury Note, 0.88%, 7/15/17		30,954
6,400,000	U.S. Treasury Note, 0.88%, 11/15/17		6,427
30,300,000	U.S. Treasury Note, 1.00%, 9/15/17		30,551

Total U.S. Treasury (Cost - $213,233)			213,839

Purchased Call Options (0%)
313	U.S. Treasury 5 Year Futures Option, 121.75, 2/20/15 (Cost - $59)		86

Purchased Put Options (0%)
313	U.S. Treasury 5 Year Futures Option, 119.5, 2/20/15 (Cost - $52)		12

Investment Company (3%)
22,406,930	Payden Cash Reserves Money Market Fund * (Cost - $22,407)		22,407

Total (Cost - $938,080) (102%)			933,626
Liabilities in excess of Other Assets (-2%)			(17,589)

Net Assets (100%)		$	916,037

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $14,347 and the total market value of the collateral held by the Fund is $15,157. Amounts in 000s.
(d)	Principal in foreign currency.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
2/9/2015	British Pound (Sell 3,350)	HSBC Bank USA, N.A.	$64
2/9/2015	Canadian Dollar (Sell 9,007)	Royal Bank of Canada	565
2/9/2015	Euro (Sell 9,851)	Citibank, N.A.	631
2/9/2015	Swedish Krona (Sell 25,699)	The Royal Bank of Scotland PLC	141

			$1,401

11    Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
284	U.S. Treasury 2 Year Note Future	Apr-15	$62,413	$257

Payden U.S. Government Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (6%)
521,349	FDIC Structured Sale Guaranteed Notes 144A, 0.87%, 12/29/45 (a)	$509
2,650,014	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/04/20 (a)	2,664
1,707,660	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,769
1,716,404	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,732

Total FDIC Guaranteed (Cost - $6,615)		6,674

Mortgage Backed (80%)
715,796	FH 1B8336 ARM, 3.10%, 6/01/41	763
486,868	FH 1B8378 ARM, 3.19%, 7/01/41	515
1,807,504	FH 1Q0740 ARM, 2.19%, 3/01/39	1,923
1,309,121	FH 1Q1363 ARM, 2.30%, 2/01/36	1,396
791,670	FH 2B0639 ARM, 2.31%, 6/01/42	829
1,482,680	FH 2B0709 ARM, 2.09%, 8/01/42	1,546
1,570,276	FH 2B0721 ARM, 2.26%, 9/01/42	1,643
1,358,863	FH 2B0972 ARM, 2.02%, 11/01/42	1,412
1,219,888	FH 2B1286 ARM, 2.09%, 4/01/43	1,268
1,373,931	FH 2B1317 ARM, 1.99%, 4/01/43	1,427
632,544	FH 849012 ARM, 1.98%, 3/01/43	659
899,842	FH 849486 ARM, 3.58%, 8/01/41	956
411,396	FHLB, 2.60%, 4/20/15	413
2,505,000	FHLMC Multifamily Structured Pass Through Certificates, 1.72%, 1/25/19	2,529
2,500,000	FHLMC Multifamily Structured Pass Through Certificates, 3.15%, 2/25/18	2,645
237,977	FHR 3728 EH, 3.00%, 9/15/20	242
775,498	FHR 3997 PJ, 3.00%, 1/15/40	801
776,720	FHR 4030 CG, 2.50%, 4/15/27	803
771,709	FHR 4073 BE, 2.00%, 5/15/39	781
611,259	FN 555936 ARM, 2.17%, 9/01/33	653
1,494,440	FN 784365 ARM, 1.93%, 5/01/34	1,580
655,875	FN 795816 ARM, 1.98%, 7/01/34	693
119,006	FN 838958 ARM, 2.01%, 8/01/35	127
118,647	FN 849088 ARM, 2.11%, 11/01/35	126
136,182	FN 866093 ARM, 2.37%, 3/01/36	146
2,301,467	FN 870542 ARM, 2.14%, 3/01/36	2,453
1,297,463	FN 890434 15YR, 3.00%, 7/01/27	1,374
2,161,961	FN AB7995 10YR, 2.50%, 2/01/23	2,256
677,734	FN AC0045 ARM, 1.84%, 10/01/38	707
1,557,930	FN AE0193 ARM, 2.97%, 7/01/40	1,668
1,791,077	FN AE0289 ARM, 3.12%, 5/01/40	1,936
1,057,858	FN AI4019 ARM, 3.45%, 7/01/41	1,124
1,455,486	FN AJ4109 ARM, 2.29%, 12/01/41	1,510
955,851	FN AJ8354 ARM, 2.53%, 1/01/42	1,000
739,385	FN AJ8557 ARM, 2.52%, 1/01/42	775
981,081	FN AK0013 ARM, 2.40%, 1/01/42	1,026
583,263	FN AK2233 ARM, 2.40%, 5/01/42	611
1,216,296	FN AL0407 30YR, 6.50%, 4/01/39	1,411
586,500	FN AL0502 ARM, 3.00%, 6/01/41	621
976,148	FN AL1193 30YR, 4.00%, 11/01/41	1,057
2,144,841	FN AL1869 15YR, 3.00%, 6/01/27	2,270
2,821,747	FN AL2095 15YR, 3.00%, 6/01/27	2,986
966,583	FN AL2187 ARM, 2.97%, 3/01/42	1,028
2,102,755	FN AL2221 15YR, 3.00%, 7/01/27	2,223
1,927,060	FN AL5596 ARM, 2.55%, 2/01/44	2,010
2,399,959	FN AL5790 ARM, 2.55%, 10/01/44	2,483
2,424,169	FN AL5967 ARM, 2.56%, 11/01/44	2,516

Principal or Shares	Security Description	Value (000)

1,433,236	FN AO2280 ARM, 2.17%, 10/01/42	$1,498
1,520,896	FN AO7975 15YR, 3.00%, 6/01/27	1,610
898,800	FN AP0619 ARM, 2.19%, 7/01/42	936
1,363,150	FN AP4080 ARM, 2.24%, 9/01/42	1,425
1,805,815	FN AP4746 15YR, 3.00%, 8/01/27	1,911
667,713	FN AP7869 ARM, 2.22%, 8/01/42	698
1,441,956	FN AQ4765 10YR, 2.50%, 11/01/22	1,505
1,206,956	FN AU6974 ARM, 2.75%, 11/01/43	1,261
2,404,469	FN AU8673 ARM, 2.70%, 2/01/44	2,510
2,000,000	FN-Aces, 2.03%, 3/25/19	2,047
5,030,000	FN-Aces, 2.32%, 11/25/18	5,196
478,042	FNR 2002-10-FA, 0.92%, 2/25/32	488
1,351,334	FNR 2011-127 UC, 2.50%, 6/25/39	1,381
604,949	FNR 2013-25 FN, 0.62%, 4/25/18	607
624,033	FNW 2002-W6-2A, 6.90%, 6/25/42	726
587,037	G2 3515 30YR, 5.50%, 2/20/34	661
2,867,148	G2 5301 15YR, 3.50%, 2/20/27	3,071
1,316,089	G2 778200 20YR, 4.00%, 2/20/32	1,424
830,990	G2 778203 20YR, 4.75%, 2/20/32	937
790,089	G2 82457 ARM, 1.63%, 1/20/40	828
1,631,756	GN 728153 Other, 5.50%, 10/15/29	1,860
1,032,734	GN 737791 30YR, 4.50%, 12/15/40	1,148
283,702	GNR 2004-11 F, 0.47%, 2/20/34	284
821,760	GNR 2008-32 PA, 4.00%, 8/16/37	876
816,951	GNR 2009-26 BA, 4.00%, 1/16/38	868
1,338,196	United States Small Business Administration, 2.88%, 9/10/21	1,388

Total Mortgage Backed (Cost - $97,032)		98,065

NCUA Guaranteed (7%)
1,409,433	NCUA Guaranteed Notes Trust 2010-A1,
	0.52%, 12/07/20	1,411
1,500,000	NCUA Guaranteed Notes Trust 2010-C1,
	2.90%, 10/29/20	1,529
1,047,118	NCUA Guaranteed Notes Trust 2010-R1,
	0.62%, 10/07/20	1,054
208,843	NCUA Guaranteed Notes Trust 2010-R1,
	1.84%, 10/07/20	210
1,349,718	NCUA Guaranteed Notes Trust 2011-R2,
	0.57%, 2/06/20	1,357
1,943,352	NCUA Guaranteed Notes Trust 2011-R4,
	0.55%, 3/06/20	1,948
569,271	NCUA Guaranteed Notes Trust 2011-R5,
	0.55%, 4/06/20	570
167,845	NCUA Guaranteed Notes Trust 2011-R6,
	0.55%, 5/07/20	168

Total NCUA Guaranteed (Cost - $8,202)		8,247

U.S. Treasury (3%)
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,031
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,025

Total U.S. Treasury (Cost - $3,996)		4,056

Purchased Call Options (0%)
75	U.S. Treasury 5 Year Futures Option, 122.5, 3/27/15 (Cost - $17)	13

13    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Investment Company (4%)
4,418,851	Payden Cash Reserves Money Market Fund * (Cost - $4,419)	$4,419

Total (Cost - $120,281) (100%)		121,474
Other Assets, net of Liabilities (0%)		568

Net Assets (100%)		$122,042

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden GNMA Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
1,009,810	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 2/25/48 (a)	$1,010
1,407,642	FDIC Structured Sale Guaranteed Notes 144A, 0.87%, 12/29/45 (a)	1,374
4,471,898	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/04/20 (a)	4,496

Total FDIC Guaranteed (Cost - $6,897)		6,880

Mortgage Backed (140%)
1,677,542	FH 1J1279 ARM, 2.12%, 4/01/36	1,775
3,541,130	FH 1Q0062 ARM, 1.94%, 11/01/35	3,728
1,350,958	FH 847228 ARM, 2.58%, 1/01/34	1,451
1,037,696	FHLMC Multifamily Structured Pass Through Certificates, 0.52%, 4/25/19	1,039
1,399,772	FN 832100 ARM, 2.17%, 7/01/35	1,500
2,139,146	FN AK0419 ARM, 2.39%, 12/01/27	2,294
24,497	FNR 1998-12 A, 3.74%, 2/25/18	25
38,000,000	G2, 3.00%, 30YR TBA (b)	39,434
71,500,000	G2, 3.50%, 30YR TBA (b)	75,511
7,000,000	G2, 4.00%, 30YR TBA (b)	7,466
4,620,000	G2, 4.50%, 30YR TBA (b)	5,017
114,706	G2 3133 30YR, 6.50%, 9/20/31	137
1,383,941	G2 3415 30YR, 5.50%, 7/20/33	1,574
969,503	G2 3515 30YR, 5.50%, 2/20/34	1,092
1,345,435	G2 3584 30YR, 6.00%, 7/20/34	1,550
1,072,595	G2 3599 30YR, 6.50%, 8/20/34	1,298
1,051,689	G2 3711 30YR, 5.50%, 5/20/35	1,185
1,444,402	G2 3747 30YR, 5.00%, 8/20/35	1,616
883,486	G2 3772 30YR, 5.00%, 10/20/35	988
1,683,672	G2 3785 30YR, 5.00%, 11/20/35	1,883
2,807,445	G2 3819 30YR, 5.50%, 2/20/36	3,165
380,568	G2 3891 30YR, 6.50%, 8/20/36	447
2,172,080	G2 4802 30YR, 5.00%, 9/20/40	2,430
1,072,650	G2 4945 30YR, 4.00%, 2/20/41	1,148
1,275,376	G2 4978 30YR, 4.50%, 3/20/41	1,391
3,628,930	G2 5083 30YR, 5.00%, 6/20/41	4,059
1,690,720	G2 713314 30YR, 6.00%, 3/20/39	1,887
436,657	G2 728869 30YR, 4.13%, 4/20/40	469
728,562	G2 728870 30YR, 4.63%, 4/20/40	794
354,423	G2 736498 30YR, 4.13%, 4/20/40	380
367,016	G2 736499 30YR, 4.63%, 4/20/40	402
318,874	G2 742040 30YR, 4.13%, 5/20/40	343
192,246	G2 742041 30YR, 4.63%, 6/20/40	209
4,596,344	G2 757211 30YR, 4.50%, 12/20/40	5,088
849,265	G2 770239 30YR, 4.00%, 2/20/42	916
500,861	G2 80013 ARM, 2.00%, 11/20/26	524
439,842	G2 80029 ARM, 1.63%, 1/20/27	457
942,154	G2 80044 ARM, 1.63%, 2/20/27	980
1,327,684	G2 80052 ARM, 1.63%, 3/20/27	1,381
183,353	G2 8006 ARM, 1.63%, 7/20/22	189
2,545,657	G2 80074 ARM, 1.63%, 5/20/27	2,653
129,464	G2 80311 ARM, 1.63%, 8/20/29	135
2,738,930	G2 80319 ARM, 1.63%, 9/20/29	2,854
695,373	G2 8041 ARM, 1.63%, 8/20/22	716
179,573	G2 80424 ARM, 1.63%, 7/20/30	187
334,493	G2 80428 ARM, 2.00%, 7/20/30	352
872,614	G2 80541 ARM, 1.63%, 9/20/31	910
630,671	G2 80569 ARM, 1.63%, 1/20/32	658
361,485	G2 80570 ARM, 1.63%, 1/20/32	386

Principal or Shares	Security Description	Value (000)

153,645	G2 80579 ARM, 1.63%, 2/20/32	$160
1,946,136	G2 80637 ARM, 1.63%, 9/20/32	2,024
6,147,017	G2 80749 ARM, 1.63%, 10/20/33	6,446
4,497,095	G2 80795 ARM, 1.63%, 12/20/33	4,696
1,849,322	G2 80826 ARM, 1.63%, 2/20/34	1,931
2,705,412	G2 80835 ARM, 1.63%, 2/20/34	2,825
531,203	G2 80837 ARM, 1.63%, 2/20/34	553
500,871	G2 81018 ARM, 1.63%, 8/20/34	522
23,141	G2 81044 ARM, 1.63%, 8/20/34	24
103,061	G2 8121 ARM, 1.63%, 1/20/23	106
1,967,795	G2 81214 ARM, 1.63%, 1/20/35	2,056
721,831	G2 81220 ARM, 1.63%, 1/20/35	754
673,252	G2 81278 ARM, 1.63%, 3/20/35	704
451,937	G2 81938 ARM, 1.63%, 7/20/37	474
5,128,660	G2 82074 ARM, 1.63%, 5/20/38	5,377
2,922,014	G2 82107 ARM, 1.63%, 7/20/38	3,050
300,588	G2 82151 ARM, 1.63%, 9/20/38	319
145,749	G2 8228 ARM, 1.63%, 7/20/23	150
4,990,034	G2 82457 ARM, 1.63%, 1/20/40	5,231
2,896,751	G2 82463 ARM, 3.75%, 1/20/40	3,023
1,408,872	G2 83031 ARM, 2.50%, 1/20/42	1,455
1,198,862	G2 83048 ARM, 3.00%, 2/20/42	1,256
359,460	G2 8358 ARM, 1.63%, 1/20/24	373
270,082	G2 8359 ARM, 1.63%, 1/20/24	278
261,640	G2 8371 ARM, 1.63%, 2/20/24	270
132,516	G2 8373 ARM, 1.63%, 2/20/24	137
1,238,384	G2 8547 ARM, 2.00%, 11/20/24	1,288
106,822	G2 8580 ARM, 2.00%, 1/20/25	111
157,277	G2 8595 ARM, 2.00%, 2/20/25	164
76,933	G2 8855 ARM, 2.00%, 10/20/21	79
491,824	G2 8968 ARM, 1.63%, 9/20/26	512
1,655,255	G2 8991 ARM, 1.63%, 10/20/26	1,714
5,336,947	G2 MA1012 30YR, 3.50%, 5/20/43	5,647
7,156,277	G2 MA1089 30YR, 3.00%, 6/20/43	7,442
6,266,876	G2 MA1520 30YR, 3.00%, 12/20/43	6,517
3,621,324	G2 MA1996 30YR, 4.00%, 6/20/44	3,869
7,603,657	G2 MA2149 30YR, 4.00%, 8/20/44	8,128
9,538,451	G2 MA2372 30YR, 4.00%, 11/20/44	10,207
10,000,000	GN, 4.00%, 30YR TBA (b)	10,739
8,561,231	GN 367090 30YR, 4.50%, 7/15/41	9,623
9,617,725	GN 367092 30YR, 4.50%, 7/15/41	10,652
3,291,569	GN 455989 15YR, 5.00%, 7/15/26	3,654
116,211	GN 524825 30YR, 5.47%, 10/15/29	130
98,040	GN 524869 30YR, 5.47%, 1/15/30	109
205,891	GN 524925 30YR, 5.47%, 2/15/30	230
98,464	GN 524968 30YR, 5.47%, 3/15/30	110
157,414	GN 524996 30YR, 5.47%, 5/15/30	176
149,697	GN 525015 30YR, 5.47%, 6/15/30	167
108,781	GN 525033 30YR, 5.47%, 7/15/30	121
46,763	GN 546392 30YR, 5.47%, 2/15/31	52
483,479	GN 558954 20YR, 5.25%, 5/15/29	540
1,200,739	GN 558956 30YR, 4.50%, 6/15/29	1,318
129,708	GN 596009 30YR, 5.75%, 7/15/32	146
85,301	GN 596023 30YR, 5.75%, 7/15/32	96
55,630	GN 596035 30YR, 5.75%, 8/15/32	62
266,980	GN 596054 30YR, 5.75%, 8/15/32	300
153,541	GN 596071 30YR, 5.75%, 8/15/32	173
160,567	GN 596072 30YR, 5.75%, 7/15/32	180
281,461	GN 596090 30YR, 5.75%, 8/15/32	316
326,000	GN 596135 30YR, 5.75%, 8/15/32	367

15    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

143,506	GN 596166 30YR, 5.75%, 8/15/32	$161
225,300	GN 596178 30YR, 5.75%, 9/15/32	253
105,665	GN 596197 30YR, 5.75%, 8/15/32	119
164,544	GN 596225 30YR, 5.75%, 9/15/32	185
41,280	GN 596230 30YR, 5.75%, 8/15/32	46
32,716	GN 596231 30YR, 5.75%, 9/15/32	37
186,921	GN 596237 30YR, 5.75%, 9/15/32	210
43,205	GN 596312 30YR, 5.75%, 9/15/32	49
64,610	GN 596313 30YR, 5.75%, 9/15/32	73
146,133	GN 596396 30YR, 5.75%, 9/15/32	164
197,629	GN 601699 30YR, 5.70%, 12/15/32	222
517,223	GN 601738 30YR, 5.25%, 1/15/33	579
405,005	GN 601772 30YR, 5.25%, 1/15/33	454
177,028	GN 601774 30YR, 5.25%, 1/15/33	196
166,418	GN 601775 30YR, 5.70%, 1/15/33	187
188,824	GN 601786 30YR, 5.25%, 2/15/33	210
234,280	GN 601791 30YR, 5.25%, 2/15/33	260
199,022	GN 601810 30YR, 5.25%, 2/15/33	221
264,397	GN 601845 30YR, 5.25%, 2/15/33	294
207,053	GN 601858 30YR, 5.70%, 2/15/33	232
84,255	GN 601871 30YR, 5.75%, 12/15/32	95
1,238,994	GN 601872 30YR, 5.25%, 3/15/33	1,401
29,369	GN 601912 30YR, 5.25%, 3/15/33	33
322,767	GN 601937 30YR, 5.25%, 3/15/33	358
109,215	GN 602002 30YR, 5.25%, 3/15/33	121
96,090	GN 602043 30YR, 5.25%, 4/15/33	107
665,856	GN 605099 30YR, 5.50%, 3/15/34	764
155,303	GN 613272 30YR, 5.25%, 5/15/33	173
96,730	GN 613354 30YR, 5.45%, 7/15/33	108
114,569	GN 613355 30YR, 5.70%, 4/15/33	129
63,414	GN 613379 30YR, 5.45%, 7/15/33	71
1,699,860	GN 616826 30YR, 5.50%, 1/15/35	1,917
1,444,607	GN 629903 35YR, 5.80%, 6/15/42	1,485
2,353,928	GN 673234 30YR, 6.00%, 11/15/38	2,658
745,953	GN 677318 30YR, 6.00%, 9/15/38	850
3,254,520	GN 704439 30YR, 4.50%, 3/15/39	3,610
4,037,089	GN 710868 30YR, 5.50%, 9/15/39	4,547
986,197	GN 728153 20YR, 5.50%, 10/15/29	1,124
635,145	GN 728159 20YR, 5.25%, 11/15/29	722
6,476,669	GN 734089 30YR, 4.00%, 12/15/40	6,965
1,383,944	GN 743362 30YR, 4.75%, 6/15/40	1,545
109,865	GN 743363 30YR, 4.25%, 5/15/40	119
185,902	GN 743502 30YR, 4.25%, 6/15/40	202
513,672	GN 743503 30YR, 4.75%, 6/15/40	570
430,705	GN 743611 30YR, 4.75%, 6/15/40	476
7,807,946	GN 745187 30YR, 4.50%, 7/15/40	8,684
133,591	GN 747368 30YR, 4.75%, 7/15/40	147
276,188	GN 747491 30YR, 4.75%, 7/15/40	304
66,351	GN 747740 30YR, 4.25%, 9/15/40	72
290,617	GN 747741 30YR, 4.75%, 9/15/40	320
1,099,213	GN 761040 30YR, 4.25%, 3/15/41	1,192
870,051	GN 762726 30YR, 4.25%, 3/15/41	943
883,921	GN 763012 30YR, 4.25%, 4/15/41	965
1,124,757	GN 763216 30YR, 4.25%, 4/15/41	1,238
73,151	GN 768576 30YR, 4.25%, 4/15/41	79
128,012	GN 768721 30YR, 4.25%, 4/15/41	139
233,017	GN 768886 30YR, 4.25%, 6/15/41	253
592,073	GN 781636 30YR, 5.50%, 7/15/33	680
758,569	GN 781810 30YR, 5.50%, 10/15/34	873
1,940,081	GN 782835 30YR, 6.00%, 12/15/39	2,191

Principal or Shares	Security Description	Value (000)

2,131,919	GN 782858 30YR, 6.00%, 11/15/39	$2,408
462,564	GNR 1999-18 FA, 0.47%, 5/16/29	464
185,805	GNR 1999-40 FE, 0.72%, 11/16/29	187
401,472	GNR 1999-40 FK, 0.72%, 11/16/29	404
190,331	GNR 1999-45 FC, 0.57%, 12/16/29	191
228,397	GNR 1999-45 FH, 0.62%, 12/16/29	229
230,046	GNR 2000-22 FG, 0.37%, 5/16/30	231
448,580	GNR 2000-9 FG, 0.77%, 2/16/30	453
514,920	GNR 2000-9 FH, 0.67%, 2/16/30	519
374,908	GNR 2001-19 F, 0.67%, 5/16/31	377
49,263	GNR 2001-21 FN, 0.37%, 8/16/22	49
1,690,873	GNR 2001-22 FG, 0.52%, 5/16/31	1,698
719,162	GNR 2001-31 FA, 0.42%, 6/16/31	722
636,697	GNR 2001-35 FA, 0.42%, 8/16/31	637
2,095,624	GNR 2001-47 FA, 0.57%, 9/16/31	2,107
745,016	GNR 2001-59 FA, 0.57%, 11/16/24	750
88,968	GNR 2001-64 F, 0.52%, 11/20/31	89
361,986	GNR 2001-65 FV, 0.57%, 2/20/29	364
443,852	GNR 2002-11 FJ, 0.67%, 2/20/32	447
423,895	GNR 2002-13 FA, 0.67%, 2/16/32	427
1,242,117	GNR 2002-48 FG, 0.47%, 12/16/30	1,246
730,194	GNR 2002-48 FT, 0.37%, 12/16/26	732
1,161,346	GNR 2002-5 FP, 0.72%, 1/16/32	1,172
800,045	GNR 2002-72 FA, 0.57%, 10/20/32	804
368,021	GNR 2002-72 FB, 0.57%, 10/20/32	370
814,866	GNR 2002-72 FE, 0.57%, 10/20/32	818
1,154,032	GNR 2002-76 F, 0.37%, 1/16/31	1,157
226,318	GNR 2002-76 FY, 0.47%, 12/16/26	227
76,560	GNR 2002-79 FB, 0.42%, 11/16/32	77
1,416,032	GNR 2003-71 FC, 0.67%, 7/20/33	1,429
2,198,082	GNR 2003-94 FB, 0.47%, 12/16/30	2,203
3,356,039	GNR 2004-56 F, 0.57%, 6/20/33	3,369
1,804,431	GNR 2004-59 FH, 0.42%, 8/16/34	1,804
525,373	GNR 2004-73 JM, 0.00%, 9/16/34	523
551,131	GNR 2006-47 FA, 0.37%, 8/16/36	551
543,374	GNR 2006-64 PO, 0.00%, 4/16/34	544
1,141,368	GNR 2007-76 FB, 0.67%, 11/20/37	1,151
3,152,625	GNR 2008-15 CF, 0.68%, 2/20/38	3,181
719,192	GNR 2008-2 FH, 0.62%, 1/20/38	725
3,933,956	GNR 2008-67 UF, 0.62%, 6/20/38	3,968
1,715,573	GNR 2009-87 FB, 0.82%, 9/20/39	1,736
9,785,786	GNR 2010-132 IO, 0.90%, 11/16/52	513
12,595,538	GNR 2010-71 IO, 0.19%, 3/16/52	270
19,253,880	GNR 2014-69 IB, 1.12%, 6/20/36	807
19,350,411	GNR 2014-99 ID, 1.19%, 11/20/36	852

Total Mortgage Backed (Cost - $403,245)		410,570

NCUA Guaranteed (3%)
3,732,948	NCUA Guaranteed Notes Trust 2010-R2,
	0.54%, 11/06/17	3,743
839,723	NCUA Guaranteed Notes Trust 2011-R3,
	0.57%, 3/11/20	843
4,170,803	NCUA Guaranteed Notes Trust 2011-R4,
	0.55%, 3/06/20	4,182

Total NCUA Guaranteed (Cost - $8,765)		8,768

U.S. Government Agency (3%)
3,400,000	FHLB Disc Note, 0.05%, 2/13/15 (c)	3,400
5,800,000	FNMA Disc Note, 0.05%, 2/17/15 (c)	5,800

Total U.S. Government Agency (Cost - $9,200)		9,200

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
5,274,998	Payden Cash Reserves Money Market Fund * (Cost - $5,275)	$5,275

Total (Cost - $433,382) (150%)		440,693
Liabilities in excess of Other Assets (-50%)		(147,291)

Net Assets (100%)		$293,402

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
350	U.S. Treasury 2 Year Note Future	Apr-15	$(76,918)	$(318)

17    Payden Mutual Funds

Payden Core Bond Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
6,020,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (a)	$5,911
102,215	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.83%, 11/25/32	98
1,812,501	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	1,803
1,439,675	Colony American Homes 2014-2 144A,
	1.12%, 7/17/31 (a)	1,419
6,665,000	Dryden XXII Senior Loan Fund 144A,
	1.33%, 8/15/25 (a)	6,502
1,470,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.17%, 6/17/31 (a)	1,452
1,980,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.27%, 9/17/31 (a)	1,961
2,100,000	Invitation Homes 2014-SFR3 Trust 144A,
	1.37%, 12/17/31 (a)	2,088
2,460,859	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	2,754
1,082,426	Nelnet Student Loan Trust 2014-2A 144A,
	0.45%, 6/25/21 (a)	1,082
2,000,000	SLM Student Loan Trust, 0.55%, 7/26/21	2,001
6,395,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (a)	6,249
1,420,736	VOLT XXII LLC 144A, 3.63%, 10/27/53 (a)	1,425
1,943,884	Volvo Financial Equipment LLC Series 2014-1 144A, 0.54%, 11/15/16 (a)	1,944

Total Asset Backed (Cost - $36,870)		36,689

Corporate Bond (48%)
1,400,000	1011778 BC ULC / New Red Finance Inc 144A, 6.00%, 4/01/22 (a)(b)	1,442
3,250,000	Abbey National Treasury Services PLC/London, 1.65%, 9/29/17	3,270
2,325,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 144A, 5.00%, 10/01/21 (a)	2,476
1,995,000	Air Lease Corp., 5.63%, 4/01/17	2,135
1,303,296	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (a)	1,487
3,150,000	Amazon.com Inc., 3.30%, 12/05/21	3,297
2,750,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	2,782
2,045,000	Apollo Management Holdings LP 144A,
	4.00%, 5/30/24 (a)	2,133
3,140,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 3.00%, 2/06/19 (b)	3,006
2,100,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.24%, 12/15/19 (a)	2,024
2,880,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	3,038
1,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	1,357
675,000	Banco de Credito e Inversiones 144A,
	4.00%, 2/11/23 (a)	681
1,410,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	1,408
1,400,000	Bank of America Corp., 4.20%, 8/26/24	1,455
1,640,000	Bank of America Corp., 6.88%, 4/25/18	1,891
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,484
1,150,000	Barclays PLC, 2.75%, 11/08/19	1,175
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,092

Principal or Shares	Security Description	Value (000)

1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	$1,371
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,223
2,645,000	Becton Dickinson and Co., 2.68%, 12/15/19	2,718
3,120,000	BioMed Realty LP, 3.85%, 4/15/16	3,218
1,240,000	Buckeye Partners LP, 5.85%, 11/15/43	1,262
1,355,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	1,653
1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 6/01/20	1,609
1,500,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	1,601
525,000	Citigroup Inc., 1.93%, 5/15/18	541
2,650,000	Citizens Bank NA/Providence RI,
	2.45%, 12/04/19	2,700
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	705
3,465,000	CNOOC Nexen Finance 2014 ULC,
	4.25%, 4/30/24	3,738
1,860,000	CNPC General Capital Ltd. 144A,
	1.45%, 4/16/16 (a)	1,862
1,125,000	Compass Bank, 2.75%, 9/29/19	1,145
550,000	CONSOL Energy Inc., 5.88%, 4/15/22	480
1,000,000	CONSOL Energy Inc., 8.25%, 4/01/20 (b)	1,007
3,790,000	Credit Agricole SA/London 144A,
	1.41%, 4/15/16 (a)	3,823
1,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.75%, 4/01/19	1,025
1,287,738	CVS Pass-Through Trust 144A,
	5.79%, 1/10/26 (a)	1,497
1,680,138	CVS Pass-Through Trust Series 2014 144A, 4.16%, 8/10/36 (a)	1,770
700,000	DaVita HealthCare Partners Inc.,
	5.13%, 7/15/24	721
1,770,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	1,999
1,000,000	Denbury Resources Inc., 5.50%, 5/01/22 (b)	885
3,997,000	Digital Realty Trust LP, 5.88%, 2/01/20 (b)	4,567
1,695,000	Dignity Health, 3.13%, 11/01/22	1,746
1,165,000	Dignity Health, 4.50%, 11/01/42	1,268
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,801
1,620,000	E*TRADE Financial Corp., 6.38%, 11/15/19	1,741
2,070,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	2,179
1,287,000	Encana Corp., 6.50%, 8/15/34	1,404
3,915,000	Energy Transfer Partners LP, 4.15%, 10/01/20	4,129
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,675
1,025,000	Exelon Generation Co. LLC, 6.20%, 10/01/17	1,144
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	3,224
1,800,000	FedEx Corp., 4.50%, 2/01/65	1,889
1,485,000	Fermaca Enterprises S de RL de CV 144A,
	6.38%, 3/30/38 (a)	1,522
1,550,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,570
2,006,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	2,122
1,850,000	FS Investment Corp., 4.25%, 1/15/20	1,876
6,715,000	Glencore Funding LLC 144A, 1.40%, 5/27/16 (a)	6,749
1,510,000	Goldcorp Inc., 2.13%, 3/15/18	1,514
790,000	Goldcorp Inc., 3.63%, 6/09/21	817

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,505,000	Goldman Sachs Group Inc., 1.45%, 4/30/18	$1,524
2,700,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	2,740
2,150,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (a)	2,222
5,085,000	Health Care REIT Inc., 4.13%, 4/01/19	5,493
3,060,000	Heathrow Funding Ltd. 144A,
	4.88%, 7/15/21 (a)	3,490
1,000,000	Hertz Corp., 6.75%, 4/15/19	1,035
1,755,000	Hewlett-Packard Co., 1.19%, 1/14/19	1,735
1,000,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	944
3,115,000	HSBC USA Inc., 5.00%, 9/27/20	3,492
1,500,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,496
1,100,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	1,128
1,000,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	1,067
2,830,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	2,853
2,050,000	Inter-American Development Bank,
	3.88%, 9/17/19	2,294
680,000	International Lease Finance Corp.,
	2.19%, 6/15/16	680
1,000,000	Iron Mountain Inc., 7.75%, 10/01/19	1,074
2,000,000	Jackson National Life Global Funding 144A, 0.50%, 7/29/16 (a)	2,000
3,180,000	JPMorgan Chase & Co., 1.16%, 1/25/18	3,208
2,370,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,454
3,760,000	Kennametal Inc., 2.65%, 11/01/19	3,799
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,209
3,450,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	4,235
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,931
1,655,000	Marathon Petroleum Corp., 4.75%, 9/15/44	1,631
1,570,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,714
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,105
2,200,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	2,309
1,540,000	MetLife Inc., 6.40%, 12/15/36	1,756
322,000	MetLife Inc., 10.75%, 8/01/39	533
1,500,000	Mobile Mini Inc., 7.88%, 12/01/20	1,586
1,440,000	Morgan Stanley, 1.11%, 1/24/19	1,437
5,000	Morgan Stanley, 4.10%, 5/22/23	5
2,350,000	Morgan Stanley, 4.35%, 9/08/26	2,462
2,000,000	Morgan Stanley, 5.45%, 7/29/49	2,035
1,889,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (a)	2,268
1,300,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	2,178
1,440,000	Nissan Motor Acceptance Corp. 144A,
	0.78%, 3/03/17 (a)(b)	1,442
1,390,000	Noble Holding International Ltd.,
	3.45%, 8/01/15	1,402
3,545,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	4,854
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20	1,077
1,700,000	Old Republic International Corp.,
	4.88%, 10/01/24	1,836
3,015,000	Orange SA, 9.00%, 3/01/31	4,737

Principal or Shares	Security Description	Value (000)

2,480,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (a)(b)	$1,637
2,150,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	2,175
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,539
2,850,000	Perrigo Finance PLC, 3.50%, 12/15/21	2,988
1,960,000	Petroleos Mexicanos, 4.88%, 1/18/24	2,043
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43	2,456
3,800,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	4,011
1,000,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	1,057
1,700,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	1,825
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20 (b)	727
867,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	881
1,775,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	1,739
1,650,000	Scripps Networks Interactive Inc.,
	3.90%, 11/15/24	1,764
1,225,000	Select Income REIT, 4.50%, 2/01/25	1,232
835,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	889
1,645,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	1,894
4,030,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	3,995
2,010,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	2,158
1,785,000	Southeast Supply Header LLC 144A,
	4.25%, 6/15/24 (a)	1,874
1,370,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (a)	1,403
1,195,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	1,195
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	5,361
1,750,000	SunTrust Bank/Atlanta GA, 0.67%, 2/15/17	1,751
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,664
2,675,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (a)	3,879
2,360,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	2,437
2,050,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	2,106
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	1,036
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,480
2,295,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	2,272
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,637
3,990,000	Verizon Communications Inc., 6.40%, 9/15/33	5,170
2,405,000	Wesfarmers Ltd. 144A, 1.87%, 3/20/18 (a)	2,426
1,843,000	Westvaco Corp., 7.95%, 2/15/31	2,635
3,820,000	Williams Companies Inc., 4.55%, 6/24/24 (b)	3,553
965,000	Williams Companies Inc., 8.75%, 3/15/32	1,124

Total Corporate Bond (Cost - $285,545)		297,606

FDIC Guaranteed (0%)
421,593	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/04/20 (a) (Cost - $423)	424

19    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Foreign Government (2%)
2,540,000	Mexico Government International Bond,
	3.63%, 3/15/22	$2,621
2,720,000	Panama Government International Bond,
	5.20%, 1/30/20	3,051
3,000,000	Philippine Government International Bond,
	4.00%, 1/15/21	3,311
2,989,000	Poland Government International Bond,
	5.13%, 4/21/21	3,437

Total Foreign Government (Cost - $12,385)		12,420

Mortgage Backed (28%)
1,639,610	Connecticut Avenue Securities, 1.12%, 5/25/24	1,610
2,270,039	Connecticut Avenue Securities, 1.37%, 7/25/24	2,246
1,793,222	Connecticut Avenue Securities, 1.77%, 1/25/24	1,791
881,195	Connecticut Avenue Securities, 2.17%, 10/25/23	887
2,017,443	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	1,923
1,290,000	Del Coronado Trust 144A, 0.97%, 3/15/26 (a)	1,289
2,094,583	Fannie Mae Connecticut Avenue Securities,
	1.12%, 5/25/24	2,068
7,474,679	FG Q12837 30YR, 3.00%, 11/01/42	7,732
1,880,000	FN, 2.50%, 15YR TBA (c)	1,945
11,060,000	FN, 3.00%, 30YR TBA (c)	11,437
1,100,000	FN, 3.00%, 15YR TBA (c)	1,157
6,870,000	FN, 3.50%, 30YR TBA (c)	7,258
16,310,000	FN, 4.00%, 30YR TBA (c)	17,468
10,290,000	FN, 4.50%, 30YR TBA (c)	11,169
4,052,255	FN 254766 30YR, 5.00%, 6/01/33	4,494
2,704,332	FN 725423 30YR, 5.50%, 5/01/34	3,043
2,220,935	FN 725424 30YR, 5.50%, 4/01/34	2,499
5,464,206	FN 745418 30YR, 5.50%, 4/01/36	6,110
3,578,957	FN 995203 30YR, 5.00%, 7/01/35	3,966
1,773,547	FN AE0138 30YR, 4.50%, 3/01/40	1,957
3,670,961	FN AJ7689 30YR, 4.00%, 12/01/41	3,935
3,560,666	FN AL2221 15YR, 3.00%, 7/01/27	3,765
475,981	FN AL2605 15YR, 3.00%, 6/01/27	505
2,773,660	FN AL2654 15YR, 3.00%, 11/01/27	2,935
3,479,955	FN AO7975 15YR, 3.00%, 6/01/27	3,683
1,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.37%, 2/25/24	1,399
341,496	G2 5140 30YR, 4.50%, 8/20/41	372
1,289,293	G2 5175 30YR, 4.50%, 9/20/41	1,404
2,428,773	G2 5259 30YR, 4.00%, 12/20/41	2,594
8,000,000	GN, 3.50%, 30YR TBA (c)	8,465
7,290,000	GN, 4.00%, 30YR TBA (c)	7,829
3,736,660	GN 745187 30YR, 4.50%, 7/15/40	4,156
300,000	Granite Master Issuer PLC, 1.03%, 12/17/54	295
178,626	Harborview Mortgage Loan Trust,
	2.73%, 1/19/35	168
1,468,343	Hilton USA Trust 2013-HLF 144A,
	1.17%, 11/05/30 (a)	1,469
2,440,000	Hilton USA Trust 2013-HLT 144A,
	2.66%, 11/05/30 (a)	2,460
478,679	JP Morgan Mortgage Trust 2006-S2,
	6.00%, 7/25/36	440
9,868,616	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	9,987
4,167,007	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (a)	4,310

Principal or Shares	Security Description	Value (000)

64,968	Landmark Mortgage Securities PLC,
	0.78%, 6/17/38 GBP (d)	$94
44,697	Morgan Stanley Mortgage Loan Trust,
	2.07%, 7/25/34	45
612,516	Motel 6 Trust 144A, 1.50%, 10/05/25 (a)	614
1,650,186	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	1,704
2,900,000	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (a)	3,019
706,846	Prime Mortgage Trust, 5.00%, 10/25/35	702
2,374,846	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	2,008
92,234	Sequoia Mortgage Trust, 0.97%, 10/20/27	91
1,361,496	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,321
6,118,159	Sequoia Mortgage Trust 144A,
	3.00%, 5/25/43 (a)	6,143
2,963,722	Sequoia Mortgage Trust, 3.50%, 9/25/42	3,068
1,353,834	Springleaf Mortgage Loan Trust 144A,
	1.27%, 6/25/58 (a)	1,353
1,300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	1,349
1,572,663	Structured Agency Credit Risk Debt Notes,
	1.62%, 11/25/23	1,568
29,565	Structured Asset Mortgage Investments Inc., 3.60%, 7/25/32	31
9,350	Structured Asset Securities Corp.,
	0.00%, 8/25/32	5
974,648	WaMu Mortgage Pass Through Certificates, 2.10%, 7/25/37	833

Total Mortgage Backed (Cost - $173,166)		176,168

Municipal (1%)
1,495,000	California State, 7.55%, 4/01/39	2,413
2,185,000	State Board of Administration Finance Corp., 2.11%, 7/01/18	2,219
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	798
1,000,000	State of Washington, 1.70%, 7/01/20	977

Total Municipal (Cost - $5,386)		6,407

U.S. Treasury (18%)
34,335,000	U.S. Treasury Bill, 0.00%, 4/30/15 (e)(f)(g)	34,334
7,380,000	U.S. Treasury Bond, 3.13%, 8/15/44	8,760
6,040,000	U.S. Treasury Bond, 3.38%, 5/15/44 (g)	7,502
9,000,000	U.S. Treasury Note, 0.50%, 6/15/16	9,026
11,520,000	U.S. Treasury Note, 0.88%, 4/30/17	11,606
16,560,000	U.S. Treasury Note, 1.63%, 12/31/19	16,911
12,690,000	U.S. Treasury Note, 2.38%, 8/15/24	13,480
22,000,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	12,286

Total U.S. Treasury (Cost - $107,108)		113,905

Investment Company (10%)
500,000	Payden Absolute Return Bond Fund *	4,995
24,255,710	Payden Cash Reserves Money Market Fund *	24,256
1,656,459	Payden Emerging Markets Corporate Bond Fund, Institutional Class *	16,349
646,094	Payden Emerging Markets Local Bond Fund, Investor Class *	5,072
1,522,172	Payden Floating Rate Fund, Institutional Class *	15,008

Total Investment Company (Cost - $67,531)		65,680

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

Total (Cost - $688,414) (113%)		$709,299
Liabilities in excess of Other Assets (-13%)		(84,216)

Net Assets (100%)		$625,083

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $14,905 and the total market value of the collateral held by the Fund is $15,420. Amounts in 000s.
(c)	Security was purchased on a delayed delivery basis.
(d)	Principal in foreign currency.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.
(f)	Yield to maturity at time of purchase.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/9/2015	British Pound (Sell 66)	HSBC Bank USA, N.A.	$1
4/23/2015	Euro (Sell 12,413)	HSBC Bank USA, N.A.	155
2/12/2015	India Rupee (Buy 279,560)	Barclays Bank PLC	24
4/21/2015	New Zealand Dollar (Sell 11,807)	State Street Bank & Trust Co.	544
3/25/2015	South African Rand (Sell 53,960)	HSBC Bank USA, N.A.	26

			$750

Liabilities:
4/20/2015	Australian Dollar (Buy 11,241)	UBS AG	$(385)
4/14/2015	Japanese Yen (Sell 1,083,600)	Credit Suisse First Boston International	(99)
3/25/2015	Turkish Lira (Buy 11,042)	Barclays Bank PLC	(161)

			$(645)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
99	U.S. Long Bond Future	Mar-15	$(14,977)	$(1,105)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays Bank PLC	3M US LIBOR	(4.01)%	Dec-40	USD	9,400	$(3,661)

21    Payden Mutual Funds

Payden Corporate Bond Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
650,000	SBA Tower Trust 144A, 2.90%, 10/15/44 (a) (Cost - $634)	$663

Bank Loans(b) (0%)
200,000	Lions Gate Entertainment Corp., 5.50%, 7/19/20 (Cost - $200)	200

Corporate Bond (94%)
Consumer Cyclical (3%)
456,823	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (a)	473
200,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	203
730,000	Glencore Funding LLC 144A, 1.40%, 5/27/16 (a)	734
700,000	Walgreens Boots Alliance Inc., 4.50%, 11/18/34	765

		2,175

Consumer Non-Cyclical (10%)
425,000	Actavis Funding SCS, 2.45%, 6/15/19	426
600,000	Becton Dickinson and Co., 2.68%, 12/15/19	617
180,000	Beverages & More Inc. 144A,
	10.00%, 11/15/18 (a)	168
475,000	Central American Bottling Corp. 144A,
	6.75%, 2/09/22 (a)	504
500,000	Grupo Bimbo SAB de CV 144A,
	3.88%, 6/27/24 (a)	517
650,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18	634
625,000	Medtronic Inc. 144A, 4.38%, 3/15/35 (a)	696
142,000	Mondelez International Inc., 6.50%, 2/09/40	195
275,000	New York and Presbyterian Hospital,
	4.02%, 8/01/45	282
590,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	808
945,000	Pfizer Inc., 7.20%, 3/15/39	1,461
600,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	610

		6,918

Energy (11%)
659,730	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (a)	753
300,000	Buckeye Partners LP, 5.60%, 10/15/44	310
290,000	Buckeye Partners LP, 5.85%, 11/15/43	295
300,000	Canadian Natural Resources Ltd.,
	6.25%, 3/15/38	339
435,000	Cenovus Energy Inc., 6.75%, 11/15/39	483
405,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	457
325,000	Encana Corp., 6.50%, 8/15/34	355
50,000	Enterprise Products Operating LLC,
	6.65%, 10/15/34	67
500,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	529
750,000	Hutchison Whampoa International 12 Ltd.
	144A, 6.00%, 5/29/49 (a)	798
190,000	KazMunaiGaz Finance Sub BV,
	9.13%, 7/02/18 (c)	208
250,000	Kinder Morgan Inc./DE 144A,
	5.00%, 2/15/21 (a)	267
200,000	Kinder Morgan Inc./DE, 5.55%, 6/01/45	215

Principal or Shares	Security Description	Value (000)

395,000	Marathon Petroleum Corp., 4.75%, 9/15/44	$389
500,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (a)	330
210,000	TransCanada PipeLines Ltd., 7.63%, 1/15/39	306
350,000	Valero Energy Corp., 6.63%, 6/15/37	424
870,000	Williams Companies Inc., 4.55%, 6/24/24	809

		7,334

Financial (44%)
750,000	Abbey National Treasury Services PLC/London, 1.65%, 9/29/17	755
430,000	Air Lease Corp., 5.63%, 4/01/17	460
500,000	Ares Capital Corp., 4.88%, 11/30/18	525
750,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	791
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	814
500,000	Bank of America Corp., 4.00%, 1/22/25	510
105,000	Bank of America Corp., 6.88%, 4/25/18	121
330,000	Bank of America Corp., 7.63%, 6/01/19	404
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	410
252,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	255
950,000	BioMed Realty LP, 3.85%, 4/15/16	980
600,000	BPCE SA 144A, 4.50%, 3/15/25 (a)	614
250,000	Citigroup Inc., 5.90%, 12/29/49	251
115,000	Citigroup Inc., 6.00%, 10/31/33	137
500,000	Compass Bank, 1.85%, 9/29/17	503
850,000	Digital Realty Trust LP, 5.88%, 2/01/20 (d)	971
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	756
400,000	FS Investment Corp., 4.25%, 1/15/20	406
1,000,000	General Electric Capital Corp., 6.38%, 11/15/67	1,086
205,000	General Motors Financial Co. Inc.,
	4.75%, 8/15/17	217
600,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	646
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	555
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	355
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	525
900,000	HSBC USA Inc., 5.00%, 9/27/20	1,009
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 3.23%, 11/13/19	256
500,000	ING Bank NV, 4.13%, 11/21/23 (d)	513
600,000	International Lease Finance Corp.,
	2.19%, 6/15/16	600
325,000	JPMorgan Chase & Co., 4.13%, 12/15/26	338
250,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (a)	298
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	605
505,000	MetLife Inc., 6.40%, 12/15/36	576
50,000	MetLife Inc., 10.75%, 8/01/39	83
400,000	Morgan Stanley, 4.35%, 9/08/26	419
500,000	Morgan Stanley, 5.45%, 7/29/49	509
300,000	Mubadala GE Capital Ltd. 144A,
	3.00%, 11/10/19 (a)	302
600,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	1,005
640,000	Navient Corp., 6.13%, 3/25/24	626
375,000	Old Republic International Corp.,
	4.88%, 10/01/24	405

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

350,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	$587
340,000	People’s United Bank, 4.00%, 7/15/24	356
325,000	Prudential Financial Inc., 5.63%, 6/15/43	340
200,000	Prudential Financial Inc., 5.88%, 9/15/42	213
625,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	631
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	264
650,000	Royal Bank of Scotland Group PLC,
	5.13%, 5/28/24	688
285,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	279
470,000	Select Income REIT, 4.50%, 2/01/25	473
225,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	239
365,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	420
470,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	505
200,000	Standard Chartered PLC 144A,
	3.95%, 1/11/23 (a)	200
500,000	Standard Chartered PLC 144A,
	5.70%, 3/26/44 (a)	568
500,000	SunTrust Banks Inc., 5.63%, 12/29/49	511
250,000	Synchrony Financial, 2.70%, 2/03/20	252
250,000	Synchrony Financial, 3.75%, 8/15/21	262
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	664
475,000	TIAA Asset Management Finance Co. LLC 144A, 4.13%, 11/01/24 (a)	510
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	1,002
250,000	Trinity Acquisition PLC, 6.13%, 8/15/43	314
450,000	UniCredit Luxembourg Finance SA 144A,
	6.00%, 10/31/17 (a)	480

		30,349

Healthcare (2%)
110,000	Dignity Health, 3.13%, 11/01/22	113
740,000	Dignity Health, 4.50%, 11/01/42	806
150,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	155
200,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/01/20 (a)	212

		1,286

Industrial (4%)
550,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.24%, 12/15/19 (a)	530
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	456
400,000	CONSOL Energy Inc., 8.25%, 4/01/20 (d)	403
400,000	FedEx Corp., 4.50%, 2/01/65	420
450,000	Keysight Technologies Inc. 144A,
	3.30%, 10/30/19 (a)	457
350,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20 (a)	358
300,000	Textron Inc., 5.60%, 12/01/17	329

		2,953

Principal or Shares	Security Description	Value (000)

Material (3%)
350,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	$354
480,000	ArcelorMittal, 6.13%, 6/01/18	511
280,000	Ashland Inc., 3.88%, 4/15/18	287
155,000	Dow Chemical Co., 9.40%, 5/15/39	266
445,000	Westvaco Corp., 7.95%, 2/15/31	636

		2,054

Telecommunication (10%)
175,000	21St. Century Fox America Inc., 9.50%, 7/15/24	253
425,000	Amazon.com Inc., 4.80%, 12/05/34 (d)	474
250,000	AT&T Inc., 6.55%, 2/15/39	321
500,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (a)	630
90,000	CenturyLink Inc., 5.80%, 3/15/22	95
500,000	Millicom International Cellular SA 144A,
	4.75%, 5/22/20 (a)	471
400,000	Orange SA, 9.00%, 3/01/31	628
480,000	Rogers Communications Inc., 5.00%, 3/15/44	563
500,000	Scripps Networks Interactive Inc.,
	2.75%, 11/15/19	514
200,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	201
600,000	Telecom Italia Capital SA, 7.18%, 6/18/19	689
400,000	Time Warner Inc., 7.63%, 4/15/31	581
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,062
280,000	Verizon Communications Inc. 144A,
	4.86%, 8/21/46 (a)	308

		6,790

Utility (7%)
700,000	AES Corp./VA, 3.23%, 6/01/19	691
250,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	339
600,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	653
195,000	Electricite de France SA 144A,
	5.25%, 1/29/49 (a)	205
605,000	Electricite de France SA 144A,
	6.00%, 1/22/14 (a)	761
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	557
345,000	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	354
500,000	Metropolitan Edison Co. 144A,
	4.00%, 4/15/25 (a)	528
225,000	Sempra Energy, 9.80%, 2/15/19	293
300,000	Tri-State Generation & Transmission Association Inc. 144A, 4.70%, 11/01/44 (a)	349

		4,730

Total Corporate Bond (Cost - $61,187)		64,589

Foreign Government (0%)
250,000	Fondo MIVIVIENDA SA 144A, 3.38%, 4/02/19 (a) (Cost - $249)	253

Municipal (1%)
505,000	State Board of Administration Finance Corp., 2.11%, 7/01/18 (Cost - $505)	513

23    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

U.S. Treasury (0%)
300,000	U.S. Treasury Bill, 0.00%, 4/30/15 (e)(f)(g)
	(Cost - $300)	$300

Investment Company (5%)
3,089,072	Payden Cash Reserves Money Market Fund *
	(Cost - $3,089)	3,089

Total (Cost - $66,164) (101%)		69,607
Liabilities in excess of Other Assets (-1%)		(684)

Net Assets (100%)		$68,923

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $2,188 the total market value of the collateral held by the Fund is $2,271. Amounts in 000s.
(e)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.
(g)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) Appreciation (000s)
3	U.S. Long Bond Future	Mar-15	$454	$34
19	U.S. Treasury 10 Year Note Future	Mar-15	(2,487)	(90)
55	U.S. Treasury 5 Year Note Future	Mar-15	6,674	130

				$74

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund (Pays)	Counterparty	Expiration Date	Notional Principal (000s)	Value (000s)
CDX.NA.HY. 23	(5.00)%	Chicago Mercantile	Dec-19	USD 3,000	$(183)

Payden Strategic Income Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (4%)
989,586	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (a)	$977
250,000	Apidos CLO XIV 144A, 1.40%, 4/15/25 (a)	244
297,864	Colony American Homes 2014-2 144A, 1.12%, 7/17/31 (a)	294
620,000	Invitation Homes 2014-SFR1 Trust 144A, 1.17%, 6/17/31 (a)	612
250,000	Invitation Homes 2014-SFR2 Trust 144A, 1.27%, 9/17/31 (a)	248
1,000,000	Octagon Investment Partners XIX Ltd. 144A, 1.77%, 4/15/26 (a)	999
475,000	SBA Tower Trust 144A, 2.90%, 10/15/44 (a)	485
392,945	Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust 144A, 0.31%, 7/25/37 (a)	353

Total Asset Backed (Cost - $4,219)		4,212

Bank Loans(b) (9%)
498,750	Akorn Inc. Term Loan 1L, 4.50%, 4/16/21	499
600,000	Albertsons/Safeway LLC Term Loan B4 1L, 5.50%, 8/25/21	600
500,000	Berry Plastics Bery Term Loan E 1L, 3.75%, 1/16/21	494
682,456	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	678
497,500	Catalent Pharma Solutions Inc. Term Loan B 1L, 4.50%, 5/20/21	497
500,000	Cdw LLC Term Loan B 1L, 3.50%, 4/29/20	490
497,500	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	496
397,046	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	397
595,500	Hub International Ltd. Term Loan 1L, 4.25%, 10/02/20	579
497,500	Libbey Glass Inc. Term Loan 1L, 3.75%, 4/09/21	491
497,500	Michaels Stores Inc. Term Loan 1L, 4.00%, 1/28/20	493
498,741	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/15/20	484
497,500	Nortek Inc. Term Loan 1L, 3.75%, 10/30/20	493
497,500	Ortho-Clinical Diagnostics Inc. Term Loan 1L, 4.75%, 6/30/21	479
595,500	Payless ShoeSource Term Loan 1L, 5.00%, 3/11/21	552
498,744	Ply Gem Holdings Inc. Term Loan B2 1L, 4.00%, 1/30/21	486
497,500	Post Holdings Inc. Term Loan A 1L, 3.75%, 6/02/21	495
596,954	Sabre Global Inc. Term Loan B 1L, 4.25%, 2/19/19	589
491,809	Stater Bros Markets Term Loan B 1L, 4.75%, 5/12/21	492
426,071	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	423
497,500	Visteon Corp. Term Loan B-Dd 1L, 3.50%, 4/08/21	492

Total Bank Loans (Cost - $10,837)		10,699

Corporate Bond (49%)
280,000	1011778 BC ULC / New Red Finance Inc 144A, 6.00%, 4/01/22 (a)(c)	288

Principal or Shares	Security Description	Value (000)

605,000	Actavis Funding SCS, 2.45%, 6/15/19	$606
300,000	AerCap Aviation Solutions BV, 6.38%, 5/30/17	320
230,000	Air Canada 144A, 8.75%, 4/01/20 (a)	250
620,000	Air Lease Corp., 5.63%, 4/01/17	663
400,000	Aircastle Ltd., 5.50%, 2/15/22	413
200,000	Alexandria Real Estate Equities Inc., 2.75%, 1/15/20	202
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (d)	594
270,121	American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 7/15/20	278
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	321
305,000	American Express Credit Corp., 1.55%, 9/22/17	308
275,000	American Tower Corp., 7.00%, 10/15/17	312
300,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (a)	303
455,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19	436
300,000	Ardagh Packaging Finance PLC 144A, 9.13%, 10/15/20 (a)	320
350,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.24%, 12/15/19 (a)	337
500,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	527
300,000	AutoZone Inc., 1.30%, 1/13/17	302
350,000	Bank of America Corp., 4.20%, 8/26/24	364
210,000	Bank of America Corp., 6.88%, 4/25/18	242
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.70%, 9/09/18 (a)	488
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	305
400,000	BB&T Corp., 2.45%, 1/15/20	410
585,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (a)	600
250,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	269
300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 8.63%, 10/15/20	214
550,000	Buckeye Partners LP, 5.60%, 10/15/44	568
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	303
80,000	Capital One Financial Corp., 6.15%, 9/01/16	86
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/01/23	305
300,000	CenturyLink Inc., 6.45%, 6/15/21	326
400,000	CF Industries Inc., 6.88%, 5/01/18	458
400,000	Chesapeake Energy Corp., 4.88%, 4/15/22 (c)	396
210,000	Chrysler Group LLC / CG Co.-Issuer Inc., 8.25%, 6/15/21	235
300,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	320
300,000	Citigroup Inc., 0.51%, 6/09/16	298
200,000	Citigroup Inc., 1.55%, 8/14/17	201
325,000	Citigroup Inc., 5.88%, 2/22/33	384
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	144
300,000	CONSOL Energy Inc., 5.88%, 4/15/22	262
300,000	Continental Resources Inc./OK, 5.00%, 9/15/22	285
300,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	309
350,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	395

25    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

230,000	Digital Realty Trust LP, 5.88%, 2/01/20 (c)	$263
500,000	DISH DBS Corp., 5.88%, 11/15/24	504
300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)	302
190,000	Dollar General Corp., 1.88%, 4/15/18	188
400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	421
150,000	Eastman Chemical Co., 2.40%, 6/01/17	153
565,000	Ecopetrol SA, 5.88%, 9/18/23	600
425,000	Edison International, 3.75%, 9/15/17	452
350,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	381
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	557
205,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	208
850,000	Export-Import Bank of India, 3.88%, 10/02/19	898
400,000	Express Scripts Holding Co., 2.25%, 6/15/19	404
300,000	First Cash Financial Services Inc., 6.75%, 4/01/21	310
300,000	First Quantum Minerals Ltd. 144A, 6.75%, 2/15/20 (a)(c)	256
220,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	247
177,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	187
325,000	FS Investment Corp., 4.25%, 1/15/20	330
450,000	GATX Corp., 2.50%, 3/15/19	457
500,000	General Electric Capital Corp., 6.38%, 11/15/67	543
300,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.75%, 2/15/21	284
300,000	Glencore Funding LLC 144A, 1.40%, 5/27/16 (a)	302
300,000	Goodyear Tire & Rubber Co., 6.50%, 3/01/21	324
200,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	225
350,000	Hexion U.S. Finance Corp., 6.63%, 4/15/20	331
225,000	Hospitality Properties Trust, 4.50%, 3/15/25	236
275,000	HSBC USA Inc., 5.00%, 9/27/20	308
400,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	400
247,000	Hyundai Capital America 144A, 1.88%, 8/09/16 (a)	250
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	299
300,000	Imperial Metals Corp. 144A, 7.00%, 3/15/19 (a)(c)	264
600,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	603
450,000	ING Bank NV 144A, 2.00%, 9/25/15 (a)	454
200,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (a)	186
450,000	John Deere Capital Corp., 2.30%, 9/16/19	463
500,000	Johnson Controls Inc., 1.40%, 11/02/17	498
525,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (a)	520
500,000	Keysight Technologies Inc. 144A, 3.30%, 10/30/19 (a)	508
435,000	Kilroy Realty LP, 5.00%, 11/03/15	448
350,000	Kinder Morgan Energy Partners LP, 4.25%, 9/01/24	364
300,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	303
300,000	Laredo Petroleum Inc., 7.38%, 5/01/22	289
300,000	Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21	237
500,000	Legg Mason Inc., 2.70%, 7/15/19	511

Principal or Shares	Security Description	Value (000)

400,000	Levi Strauss & Co., 6.88%, 5/01/22	$434
150,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (a)	155
392,000	Macquarie Group Ltd. 144A, 4.88%, 8/10/17 (a)	420
450,000	Martin Marietta Materials Inc., 1.36%, 6/30/17	448
165,000	MeadWestvaco Corp., 7.38%, 9/01/19	199
500,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	525
300,000	MEG Energy Corp. 144A, 6.50%, 3/15/21 (a)	273
200,000	Mizuho Bank Ltd. 144A, 0.70%, 9/25/17 (a)(c)	200
250,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (a)	249
300,000	Mobile Mini Inc., 7.88%, 12/01/20	317
740,000	Morgan Stanley, 2.65%, 1/27/20	752
400,000	Morgan Stanley, 4.35%, 9/08/26	419
250,000	Morgan Stanley, 5.95%, 12/28/17	279
600,000	Mubadala GE Capital Ltd. 144A, 3.00%, 11/10/19 (a)	604
420,000	MUFG Union Bank NA, 5.95%, 5/11/16	445
400,000	Nationwide Building Society 144A, 6.25%, 2/25/20 (a)	480
400,000	NBTY Inc., 9.00%, 10/01/18	410
440,000	Noble Holding International Ltd., 3.45%, 8/01/15	444
250,000	Novelis Inc./GA, 8.75%, 12/15/20	269
300,000	Numericable Group SA 144A, 6.00%, 5/15/22 (a)	307
250,000	Orange SA, 9.00%, 3/01/31	393
100,000	Pacific Rubiales Energy Corp. 144A, 5.38%, 1/26/19 (a)(c)	66
100,000	PaperWorks Industries Inc. 144A, 9.50%, 8/15/19 (a)	100
475,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	481
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (a)	518
300,000	Perrigo Co. PLC, 2.30%, 11/08/18	304
530,000	Petroleos Mexicanos, 6.00%, 3/05/20 (c)	598
500,000	PG&E Corp., 2.40%, 3/01/19	510
200,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (a)	202
430,000	Quest Diagnostics Inc., 5.45%, 11/01/15	444
150,000	RJS Power Holdings LLC 144A, 5.13%, 7/15/19 (a)	146
300,000	Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	302
300,000	Royal Bank of Scotland Group PLC, 5.13%, 5/28/24	318
253,000	Ryder System Inc., 2.50%, 3/01/17	259
400,000	Sabine Pass LNG LP, 7.50%, 11/30/16	423
300,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	322
168,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	171
620,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	608
500,000	Scripps Networks Interactive Inc., 2.75%, 11/15/19	514
350,000	Select Income REIT, 4.50%, 2/01/25	352
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	479
250,000	Senior Housing Properties Trust, 6.75%, 4/15/20	288

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

270,000	Seventy Seven Operating LLC, 6.63%, 11/15/19	$197
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (a)	889
400,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	402
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	395
500,000	Southwest Airlines Co., 2.75%, 11/06/19	515
200,000	Standard Chartered PLC 144A, 3.95%, 1/11/23 (a)	200
700,000	Star Energy Geothermal Wayang Windu Ltd. 144A, 6.13%, 3/27/20 (a)	705
490,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	501
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	296
300,000	SUPERVALU Inc., 7.75%, 11/15/22 (c)	311
300,000	Synchrony Financial, 1.88%, 8/15/17	301
150,000	Synchrony Financial, 3.75%, 8/15/21	157
325,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	341
250,000	Teck Resources Ltd., 2.50%, 2/01/18	244
520,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	537
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	339
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (a)	482
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	520
400,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	411
500,000	Time Warner Cable Inc., 6.75%, 7/01/18	579
300,000	T-Mobile USA Inc., 6.25%, 4/01/21	311
225,000	TransAlta Corp., 1.90%, 6/03/17	225
300,000	Tronox Finance LLC, 6.38%, 8/15/20 (c)	298
500,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	495
350,000	Tyson Foods Inc., 2.65%, 8/15/19	360
400,000	U.S. Steel Corp., 6.88%, 4/01/21	400
300,000	UBS AG/Stamford CT, 1.38%, 8/14/17	301
375,000	UniCredit Luxembourg Finance SA 144A, 6.00%, 10/31/17 (a)	400
165,000	Vornado Realty LP, 2.50%, 6/30/19	167
500,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	510
250,000	Williams Companies Inc., 8.75%, 3/15/32	291
300,000	Windstream Corp., 7.50%, 6/01/22	300
50,000	Yum! Brands Inc., 6.25%, 3/15/18	56

Total Corporate Bond (Cost - $59,503)		59,078

Foreign Government (8%)
1,000,000	Brazilian Government International Bond, 12.50%, 1/05/16 BRL (d)	376
755,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (a)	833
530,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	598
625,000	El Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (a)	613
325,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	364
566,000	Hungary Government International Bond, 4.13%, 2/19/18	595
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (a)	521

Principal or Shares	Security Description	Value (000)

355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (e)	$402
580,000	Mexico Government International Bond, 3.63%, 3/15/22	599
525,000	Panama Government International Bond, 5.20%, 1/30/20	589
15,000,000	Philippine Government International Bond, 3.90%, 11/26/22 PHP (d)	348
520,000	Poland Government International Bond, 5.13%, 4/21/21	598
325,000	Republic of Armenia 144A, 6.00%, 9/30/20 (a)	317
650,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	713
405,000	Republic of Sri Lanka 144A, 6.25%, 10/04/20 (a)	432
476,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	586
575,000	United Republic of Tanzania, 6.33%, 3/09/20 (e)	586
560,000	Uruguay Government International Bond, 4.50%, 8/14/24	614

Total Foreign Government (Cost - $9,716)		9,684

Mortgage Backed (18%)
328,426	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	301
375,352	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	334
459,959	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	384
677,064	American Home Mortgage Investment Trust 2006-3, 2.11%, 12/25/36	470
579,670	Banc of America Funding 2005-H Trust, 2.65%, 11/20/35	488
273,056	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	235
357,660	CHL Mortgage Pass-Through Trust 2004-29, 2.18%, 2/25/35	284
458,510	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	437
307,123	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	268
1,000,000	Fannie Mae Connecticut Avenue Securities, 2.77%, 5/25/24	888
500,000	Fannie Mae Connecticut Avenue Securities, 3.07%, 7/25/24	453
500,000	Fannie Mae Connecticut Avenue Securities, 3.17%, 7/25/24	449
355,375	FHLMC Multifamily Structured Pass Through Certificates, 0.52%, 4/25/19	356
3,000,000	FN, 3.00%, 15YR TBA (f)	3,155
3,500,000	FN, 3.50%, 15YR TBA (f)	3,716
300,000	FN, 3.50%, 15YR TBA (f)	318
2,900,000	FN, 4.50%, 30YR TBA (f)	3,148
922,029	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.17%, 2/25/24	919
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.82%, 4/25/24	981
195,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.37%, 2/25/24	195
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.77%, 4/25/24	940

27    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

607,942	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.52%, 3/25/35 (a)	$536
122,360	JP Morgan Mortgage Trust 2006-A4, 2.58%, 6/25/36	106
815,588	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	825
549,495	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	568
337,538	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	349
293,598	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	256
429,455	RFMSI Series 2006-SA2 Trust, 3.52%, 8/25/36	377
509,104	WaMu Mortgage Pass Through Certificates, 2.23%, 9/25/36	459

Total Mortgage Backed (Cost - $22,430)		22,195

Municipal (0%)
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14 (Cost - $250)	322

NCUA Guaranteed (1%)
1,486,474	NCUA Guaranteed Notes Trust 2011-R2, 0.57%, 2/06/20 (Cost - $1,493)	1,494

U.S. Treasury (14%)
1,090,000	U.S. Treasury Bill, 0.00%, 4/30/15	1,090
650,000	U.S. Treasury Bond, 3.13%, 8/15/44	772
3,180,000	U.S. Treasury Note, 0.50%, 6/15/16	3,189
3,540,000	U.S. Treasury Note, 0.88%, 4/30/17	3,566
7,740,000	U.S. Treasury Note, 1.63%, 12/31/19	7,904
595,000	U.S. Treasury Note, 2.38%, 8/15/24	632

Total U.S. Treasury (Cost - $16,900)		17,153

Principal or Shares	Security Description	Value (000)

Stocks (3%)
Common Stock (1%)
6,280	BioMed Realty Trust Inc.	$154
4,080	Corrections Corp. of America	160
2,280	Digital Realty Trust Inc. (c)	166
3,620	Equity Residential	281
1,260	Public Storage	253
1,250	Simon Property Group Inc.	248

		1,262

Master Limited Partnerships (1%)
4,740	Enterprise Products Partners LP	163
2,220	Magellan Midstream Partners LP	172
2,080	MarkWest Energy Partners LP	123
3,180	Plains All American Pipeline LP	158
1,400	Targa Resources Partners LP	63

		679

Preferred Stock (1%)
4,150	Alexandria Real Estate Equities Inc.	109
4,250	DDR Corp.	114
4,050	Discover Financial Services	107
4,050	First Republic Bank (c)	107
4,800	Goldman Sachs Group Inc. (c)	121
3,550	US Bancorp	105
4,700	Vornado Realty Trust	115
7,800	Wells Fargo & Co.	203

		981

Total Stocks (Cost - $2,807)		2,922

Investment Company (6%)
7,129,290	Payden Cash Reserves Money Market Fund * (Cost - $7,129)	7,129

Total (Cost - $135,284) (112%)		134,888
Liabilities in excess of Other Assets (-12%)		(14,031)

Net Assets (100%)		$120,857

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $2,710 and the total market value of the collateral held by the Fund is $2,829. Amounts in 000s.
(d)	Principal in foreign currency.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f)	Security was purchased on a delayed delivery basis.

Payden Strategic Income Fund continued

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/29/2015	Brazilian Real (Sell 1,021)	HSBC Bank USA, N.A.	$14
2/19/2015	Euro (Sell 502)	Credit Suisse First Boston International	41
4/23/2015	Euro (Sell 2,417)	HSBC Bank USA, N.A.	26
2/12/2015	India Rupee (Buy 48,460)	Barclays Bank PLC	4
2/27/2015	Japanese Yen (Buy 123,300)	Citibank, N.A.	9
4/21/2015	New Zealand Dollar (Sell 2,358)	State Street Bank & Trust Co.	105
3/25/2015	South African Rand (Sell 10,500)	HSBC Bank USA, N.A.	5

			$204

Liabilities:
4/20/2015	Australian Dollar (Buy 2,209)	UBS AG	$(76)
2/19/2015	Euro (Buy 502)	Credit Suisse First Boston International	(1)
2/27/2015	Japanese Yen (Sell 123,300)	Citibank, N.A.	(2)
4/14/2015	Japanese Yen (Sell 212,700)	Credit Suisse First Boston International	(18)
2/19/2015	Mexican Peso (Sell 9,020)	Credit Suisse First Boston International	(2)
3/11/2015	Philippine Peso (Sell 15,080)	HSBC Bank USA, N.A.	(6)
3/25/2015	Turkish Lira (Buy 2,150)	HSBC Bank USA, N.A.	(31)

			$(136)

29    Payden Mutual Funds

Payden Absolute Return Bond Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (7%)
300,000	Ally Master Owner Trust, 0.62%, 4/15/18	$300
300,000	American Express Credit Account Master Trust, 0.68%, 3/15/18	300
300,000	Citibank Credit Card Issuance Trust, 4.15%, 7/07/17	305
98,506	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (a)	98
264,971	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (a)	264
100,000	Invitation Homes 2014-SFR1 Trust 144A, 1.17%, 6/17/31 (a)	99
260,000	Invitation Homes 2014-SFR2 Trust 144A, 1.27%, 9/17/31 (a)	257
325,000	Madison Park Funding Ltd. 144A, 4.58%, 8/15/22 (a)	325
300,000	North End CLO Ltd. 2013-1 144A, 3.76%, 7/17/25 (a)	283
300,000	Symphony CLO XII Ltd. 144A, 3.75%, 10/15/25 (a)	285
300,000	Trade MAPS 1 Ltd. 144A, 0.87%, 12/10/18 (a)	301

Total Asset Backed (Cost - $2,820)		2,817

Bank Loans(b) (11%)
350,000	Albertsons/Safeway Term Loan B4 1L, 5.50%, 8/25/21	350
230,000	Atkore International Inc. Term Loan 1L, 4.50%, 3/27/21	227
350,000	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	346
419,223	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	416
350,000	CDW LLC Term Loan B 1L, 3.50%, 4/29/20	343
350,000	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/19/21	349
221,154	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 9/23/20	219
172,489	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	172
350,000	MGM Resorts International Term Loan B 1L, 3.50%, 12/20/19	345
299,244	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/25/20	291
229,424	Ortho-Clinical Diagnostics Term Loan B 1L, 4.75%, 6/30/21	221
215,023	PharMEDium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	211
259,347	Ply Gem Holdings Inc. Term Loan B2 1L, 4.00%, 1/22/21	253
300,000	Sabre Global Inc. Term Loan B 1L, 4.25%, 2/19/19	296
300,000	Tronox Pigments Term Loan 1L, 4.00%, 3/19/20	297
350,000	Visteon Corp. Term Loan B-Dd 1L, 3.50%, 4/08/21	346

Total Bank Loans (Cost - $4,714)		4,682

Corporate Bond (33%)
150,000	Abbey National Treasury Services PLC/London, 0.75%, 3/13/17	150
100,000	AES Corp./VA, 3.23%, 6/01/19	99
100,000	Air Canada 144A, 8.75%, 4/01/20 (a)	109

Principal or Shares	Security Description	Value (000)

100,000	Aircastle Ltd., 6.25%, 12/01/19	$108
150,000	Ally Financial Inc., 2.94%, 7/18/16	151
100,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	107
150,000	American Express Co., 1.55%, 5/22/18	150
150,000	Anheuser-Busch InBev Finance Inc., 1.25%, 1/17/18	150
150,000	Anthem Inc., 2.30%, 7/15/18	153
150,000	Apple Inc., 1.00%, 5/03/18	150
100,000	Arizona Public Service Co., 2.20%, 1/15/20	102
125,000	Bank of America Corp., 8.00%, 7/29/49	134
150,000	Bank of Montreal, 1.45%, 4/09/18	150
150,000	Barrick North America Finance LLC, 4.40%, 5/30/21	156
230,000	BB&T Corp., 2.45%, 1/15/20	236
150,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	152
140,000	Becton Dickinson and Co., 2.68%, 12/15/19	144
100,000	California Resources Corp. 144A, 5.00%, 1/15/20 (a)	87
150,000	Carnival Corp., 1.20%, 2/05/16	150
110,000	Chesapeake Energy Corp., 3.50%, 4/15/19	107
100,000	Chesapeake Energy Corp., 4.88%, 4/15/22	99
110,000	CHS/Community Health Systems Inc., 5.13%, 8/15/18	114
110,000	CNH Industrial Capital LLC, 3.25%, 2/01/17	110
150,000	ConAgra Foods Inc., 0.63%, 7/21/16	150
100,000	CONSOL Energy Inc., 5.88%, 4/15/22	87
150,000	Continental Resources Inc./OK, 5.00%, 9/15/22	143
200,000	Corp. Financiera de Desarrollo SA 144A, 3.25%, 7/15/19 (a)	202
250,000	Credit Suisse/New York NY, 3.00%, 10/29/21	257
150,000	Daimler Finance North America LLC 144A, 3.00%, 3/28/16 (a)	154
110,000	DISH DBS Corp., 5.00%, 3/15/23	108
220,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	226
150,000	Eastman Chemical Co., 2.40%, 6/01/17	153
125,000	Ecopetrol SA, 7.63%, 7/23/19	146
100,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	101
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (a)	156
175,000	Evraz Inc. NA Canada 144A, 7.50%, 11/15/19 (a)	155
140,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	143
150,000	Express Scripts Holding Co., 1.25%, 6/02/17	150
100,000	FMG Resources August 2006 Pty Ltd. 144A, 8.25%, 11/01/19 (a)	89
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	203
150,000	Ford Motor Credit Co. LLC, 3.98%, 6/15/16	155
100,000	Frontier Communications Corp., 6.25%, 9/15/21	103
125,000	General Electric Capital Corp., 6.38%, 11/15/67	136
150,000	General Motors Financial Co. Inc., 3.15%, 1/15/20	152
100,000	Glencore Funding LLC 144A, 1.40%, 5/27/16 (a)	101
150,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	152
130,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	141

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

90,000	HealthSouth Corp., 5.75%, 11/01/24	$93
150,000	Hewlett-Packard Co., 2.75%, 1/14/19	154
150,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (a)	155
170,000	JPMorgan Chase & Co., 2.25%, 1/23/20	171
150,000	KeyCorp, 2.30%, 12/13/18	153
150,000	Keysight Technologies Inc. 144A, 3.30%, 10/30/19 (a)	152
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	111
150,000	Kroger Co., 2.20%, 1/15/17	153
150,000	Kroger Co., 6.15%, 1/15/20	176
140,000	Lennar Corp., 4.50%, 6/15/19	142
140,000	Level 3 Financing Inc., 6.13%, 1/15/21	146
125,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (a)	143
150,000	McKesson Corp., 1.40%, 3/15/18	150
230,000	Medtronic Inc. 144A, 2.50%, 3/15/20 (a)	237
100,000	MEG Energy Corp. 144A, 6.50%, 3/15/21 (a)	91
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	200
200,000	Mizuho Bank Ltd. 144A, 0.70%, 9/25/17 (a)	200
150,000	Mondelez International Inc., 2.25%, 2/01/19	152
190,000	Morgan Stanley, 2.65%, 1/27/20	193
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (a)	327
150,000	Omnicom Group Inc., 4.45%, 8/15/20	166
100,000	OneMain Financial Holdings Inc. 144A, 6.75%, 12/15/19 (a)	104
110,000	PaperWorks Industries Inc. 144A, 9.50%, 8/15/19 (a)	110
200,000	Perrigo Co. PLC, 2.30%, 11/08/18	203
100,000	Reynolds Group Issuer Inc., 9.88%, 8/15/19	107
130,000	Rite Aid Corp., 9.25%, 3/15/20	143
200,000	Samarco Mineracao SA 144A, 5.38%, 9/26/24 (a)	187
40,000	Scripps Networks Interactive Inc., 2.75%, 11/15/19	41
100,000	Seventy Seven Operating LLC, 6.63%, 11/15/19	73
110,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	113
150,000	SunTrust Banks Inc., 5.63%, 12/29/49	153
110,000	SUPERVALU Inc., 7.75%, 11/15/22	114
150,000	Target Corp., 2.30%, 6/26/19	155
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	207
150,000	Time Warner Inc., 2.10%, 6/01/19	151
150,000	Toronto-Dominion Bank, 1.40%, 4/30/18	150
150,000	Toyota Motor Credit Corp., 2.13%, 7/18/19	154
150,000	Union Andina de Cementos SAA 144A, 5.88%, 10/30/21 (a)	149
130,000	United Rentals North America Inc., 7.63%, 4/15/22	144
150,000	Ventas Realty LP / Ventas Capital Corp., 2.70%, 4/01/20	152
150,000	Verizon Communications Inc., 1.99%, 9/14/18	156
150,000	Viacom Inc., 2.50%, 9/01/18	153
200,000	Vodafone Group PLC, 2.50%, 9/26/22	195
200,000	Volkswagen Group of America Finance LLC 144A, 0.67%, 11/20/17 (a)	200
100,000	Walgreen Co., 1.80%, 9/15/17	101
220,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	225
250,000	Wells Fargo & Co., 2.15%, 1/15/19	254
150,000	Western Union Co., 1.23%, 8/21/15	150

Principal or Shares	Security Description	Value (000)

150,000	Westpac Banking Corp., 0.99%, 7/30/18	$151

Total Corporate Bond (Cost - $14,277)		14,291

Foreign Government (0%)
160,000	Fondo MIVIVIENDA SA 144A, 3.38%, 4/02/19 (a) (Cost - $161)	162

Mortgage Backed (24%)
334,788	Alternative Loan Trust 2005-56, 0.90%, 11/25/35	291
335,601	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	273
325,994	American Home Mortgage Investment Trust 2006-3, 2.11%, 12/25/36	226
367,514	Banc of America Funding 2005-H Trust, 2.65%, 11/20/35	309
176,744	Bear Stearns ALT-A Trust 2006-6, 2.73%, 11/25/36	140
263,276	Bear Stearns ARM Trust 2007-3, 2.96%, 5/25/47	227
343,354	CHL Mortgage Pass-Through Trust 2004-29, 2.18%, 2/25/35	273
301,948	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.43%, 3/20/36	273
429,217	Connecticut Avenue Securities Series, 1.12%, 5/25/24	422
221,884	Connecticut Avenue Securities Series, 1.12%, 5/25/24	219
220,821	Connecticut Avenue Securities Series, 1.37%, 7/25/24	218
400,543	Connecticut Avenue Securities Series, 2.17%, 10/25/23	403
282,961	Connecticut Avenue Securities Series, 2.27%, 11/25/24	285
450,000	Connecticut Avenue Securities Series, 5.07%, 11/25/24	460
261,351	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	249
353,009	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36	306
458,084	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	384
229,323	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	192
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.32%, 1/25/25	301
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.67%, 2/25/24	252
450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.72%, 10/25/24	452
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.67%, 1/25/25	251
512,890	GreenPoint MTA Trust 2005-AR1, 0.61%, 6/25/45	443
388,399	GSMPS Mortgage Loan Trust 2005-RP3 144A, 0.52%, 9/25/35 (a)	334
221,165	HomeBanc Mortgage Trust 2004-1, 1.03%, 8/25/29	209

31    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

364,908	JP Morgan Mortgage Trust 2006-A3, 2.63%, 5/25/36	$326
198,615	New Residential Mortgage Loan Trust 2014-3 144A, 5.65%, 11/25/54 (a)	214
166,441	Provident Funding Mortgage Loan Trust 2005-2, 2.40%, 10/25/35	166
483,776	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	432
133,944	Sequoia Mortgage Trust 2007-1, 2.56%, 2/20/47	118
394,868	Springleaf Mortgage Loan Trust 2013-1 144A, 1.27%, 6/25/58 (a)	395
149,737	WaMu Mortgage Pass Through Certificates, 2.23%, 9/25/36	135
487,632	WaMu Mortgage Pass-Through Certificates, 0.45%, 11/25/45	434
113,856	WaMu Mortgage Pass-Through Certificates, 0.46%, 10/25/45	105
206,355	WaMu Mortgage Pass-Through Certificates, 0.46%, 12/25/45	188
302,663	WaMu Mortgage Pass-Through Certificates, 0.78%, 8/25/45	216
156,113	WaMu Mortgage Pass-Through Certificates, 2.11%, 6/25/37	139
319,428	WaMu Mortgage Pass-Through Certificates, 2.24%, 8/25/46	279
76,088	Wells Fargo Mortgage Backed Securities Trust, 2.61%, 6/25/35	71

Total Mortgage Backed (Cost - $10,560)		10,610

U.S. Treasury (5%)
2,300,000	U.S. Treasury Bill, 0.00%, 4/30/15 (c) (Cost - $2,300)	2,300

Investment Company (31%)
13,379,191	Payden Cash Reserves Money Market Fund * (Cost - $13,379)	13,379

Total (Cost - $48,211) (111%)		48,241
Liabilities in excess of Other Assets (-11%)		(4,782)

Net Assets (100%)		$43,459

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(c)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/23/2015	Euro (Sell 578)	HSBC Bank USA, N.A.	$6
2/12/2015	India Rupee (Buy 9,360)	Citibank, N.A.	1
2/27/2015	Japanese Yen (Buy 26,700)	Citibank, N.A.	1
4/21/2015	New Zealand Dollar (Sell 565)	State Street Bank & Trust Co.	24
3/25/2015	South African Rand (Sell 2,510)	HSBC Bank USA, N.A.	1

			$33

Liabilities:
4/20/2015	Australian Dollar (Buy 529)	UBS AG	$(18)
4/14/2015	Japanese Yen (Sell 50,900)	Credit Suisse First Boston International	(4)
3/25/2015	Turkish Lira (Buy 514)	Barclays Bank PLC	(7)

			$(29)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
18	U.S. Treasury 2 Year Note Future	Mar-15	$(3,956)	$(5)
15	U.S. Treasury 5 Year Note Future	Mar-15	1,701	—

				$(5)

Payden Floating Rate Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A, 3.76%, 4/20/25 (a)	$1,730
1,500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.01%, 4/18/25 (a)	1,435
1,500,000	CIFC Funding 2013-III Ltd. 144A, 3.48%, 10/24/25 (a)	1,376
1,500,000	Dryden XXII Senior Loan Fund 144A, 3.43%, 8/15/25 (a)	1,391
1,500,000	Madison Park Funding XIII Ltd. 144A, 3.61%, 1/19/25 (a)	1,414
1,500,000	North End CLO Ltd. 2013-1 144A, 3.76%, 7/17/25 (a)	1,416
1,250,000	Octagon Investment Partners XIV Ltd. 144A, 4.25%, 1/15/24 (a)	1,236

Total Asset Backed (Cost - $10,271)		9,998

Bank Loans(b) (79%)
2,487,500	Air Canada Term Loan B 1L, 5.50%, 9/26/19	2,528
4,000,000	Albertsons/Safeway Term Loan B4 1L, 5.50%, 8/25/21	3,997
1,184,968	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	1,173
2,172,541	Allison Transmission Inc. Term Loan B3 1L, 3.75%, 8/23/19	2,165
2,172,500	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	2,124
1,980,000	Applied Systems Inc. Term Loan 1L, 4.25%, 1/15/21	1,968
2,182,500	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	2,159
2,493,750	Ashland Water Technologies/Solenis Term Loan 1L, 4.25%, 7/02/21	2,426
2,119,875	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	2,110
2,487,500	Atkore International Inc. Term Loan 1L, 4.50%, 3/27/21	2,452
2,229,129	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 12/18/20	2,203
1,118,361	Biomet Inc. Term Loan B 1L, 3.75%, 7/25/17	1,117
1,980,000	BJ’s Wholesale Club Inc. Term Loan B 1L, 4.50%, 9/26/19	1,953
994,752	Booz Allen Hamilton Inc. Term Loan B 1L, 3.75%, 7/31/19	996
1,583,125	Bowie Resource Holdings LLC Term Loan B 1L, 6.75%, 8/12/20	1,544
2,000,000	Burger King Term Loan B 1L, 4.50%, 9/25/21	2,004
2,172,370	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	2,128
1,184,962	Charter Communications Operating LLC Term Loan E 1L, 3.00%, 7/01/20	1,166
1,485,000	CHS/Community Health Systems Inc. Term Loan D 1L, 4.25%, 1/27/21	1,486
2,172,500	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	2,156
2,500,000	Clubcorp Club Operations Inc. Term Loan B 1L, 4.50%, 7/24/20	2,484

Principal or Shares	Security Description	Value (000)

1,985,000	Del Monte Foods Consumer Products Inc. Term Loan 1L, 4.25%, 2/18/21	$1,843
2,172,500	Dell Inc. Term Loan B 1L, 4.50%, 4/29/20	2,177
987,212	Delta Air Lines Inc. Term Loan B 1L, 3.50%, 4/20/17	986
2,134,000	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,125
1,184,962	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	1,174
1,488,750	Endo Luxembourg Finance Co. Term Loan B 1L, 3.75%, 2/28/21	1,473
2,700,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	2,564
992,500	Fiat SpA Term Loan B 1L, 3.25%, 12/29/18	987
2,172,500	FMG Resources August 2006 Pty. Ltd. Term Loan 1L, 4.25%, 6/30/19	1,911
2,491,574	General Nutrition Co. Inc. Term Loan 1L, 3.25%, 3/26/19	2,431
2,481,250	Grifols SA Term Loan B 1L, 3.00%, 3/07/21	2,455
1,154,887	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	1,156
1,466,667	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/26/20	1,451
1,444,889	HJ Heinz Co. Term Loan B2 1L, 3.50%, 3/27/20	1,445
1,185,045	HUB International Ltd. Term Loan B 1L, 4.25%, 10/02/20	1,151
390,000	Hudson’s Bay Co. Term Loan B 1L, 4.75%, 11/04/20	392
2,816,461	IKARIA Acquisition Inc. Term Loan 1L, 5.00%, 2/04/21	2,811
2,487,500	Interactive Data Corp. Term Loan B 1L, 4.75%, 4/24/21	2,483
2,000,000	International Finance Corp. Term Loan B 1L, 3.50%, 2/27/21	1,995
1,990,000	Kindred Healthcare Inc. Term Loan B 1L, 4.00%, 3/28/21	1,966
1,805,131	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 2/24/21	1,793
2,487,500	Libbey Glass Inc. Term Loan B 1L, 3.75%, 4/07/21	2,453
1,185,000	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	1,171
1,990,000	Michaels Stores, Inc. Term Loan B2 1L, 4.00%, 1/28/20	1,972
1,781,818	MPH Acquisition Holdings LLC Term Loan B 1L, 4.25%, 3/31/21	1,741
1,185,000	MRC Global Inc. Term Loan B 1L, 5.00%, 11/11/19	1,099
2,172,555	Neiman Marcus Group Inc. Term Loan 1L, 4.25%, 10/25/20	2,110
2,487,500	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	2,466
1,608,462	Numericable SFR Term Loan B1 1L, 4.50%, 4/23/20	1,603
1,391,538	Numericable SFR Term Loan B2 1L, 4.50%, 4/23/20	1,387
2,487,500	Ortho-Clinical Diagnotics, Inc. Term Loan B 1L, 4.75%, 6/30/21	2,397
2,977,500	Payless Term Loan B 1L, 5.00%, 3/11/21	2,762

33    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

948,056	Pharmedium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	$930
855,502	Pinnacle Entertainment Inc. Term Loan B2 1L, 3.75%, 8/13/20	847
1,985,000	Ply Gem Holdings Inc. Term Loan B2 1L, 4.00%, 1/22/21	1,934
1,990,000	Post Holdings, Inc. Term Loan B 1L, 3.75%, 5/23/21	1,978
1,478,054	Quintiles Transnational Corp. Term Loan B3 1L, 5.00%, 6/08/18	1,466
990,000	Realogy Group LLC Term Loan B 1L, 3.75%, 3/05/20	976
2,474,747	Sabre Inc. Term Loan B 1L, 4.25%, 2/19/19	2,443
2,375,000	Salix Pharmaceuticals Ltd. Term Loan B 1L, 4.25%, 12/17/19	2,368
1,990,000	SBA Communications Corp. Term Loan B 1L, 3.25%, 3/31/21	1,960
1,659,259	Signode Industrial Group Term Loan B 1L, 4.00%, 5/01/21	1,616
1,974,874	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	1,933
2,459,047	Stater Bros. Markets Term Loan B 1L, 4.75%, 5/09/21	2,459
1,985,000	Stena Term Loan B 1L, 4.00%, 3/03/21	1,697
1,655,580	TransDigm Inc. Term Loan C 1L, 3.75%, 2/28/20	1,636
2,972,330	Tronox Pigments Neth BV Term Loan 1L, 4.00%, 3/19/20	2,945
2,200,000	UPC Financing Partnership Term Loan 1L, 3.25%, 6/30/21	2,156
1,704,286	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	1,693
1,990,000	Visteon Corp. Term Loan B-Dd 1L, 3.50%, 4/08/21	1,969
1,980,000	Walter Investment Management Corp. Term Loan 1L, 4.75%, 12/13/20	1,739

Total Bank Loans (Cost - $137,603)		135,014

Corporate Bond (9%)
2,500,000	AES Corp./VA, 3.23%, 6/01/19	2,469
1,000,000	Altice Financing SA 1L Sr Secd, 5.25%,	990
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.24%, 12/15/19 (a)	1,927

Principal or Shares	Security Description	Value (000)

1,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 2.98%, 12/01/17	$1,000
462,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)	485
500,000	CONSOL Energy Inc., 8.25%, 4/01/20 (c)	504
2,000,000	Davita Healthcare Partners Inc. Dva Tl B 1L Usd, 3.50%,	1,994
500,000	First Data Corp. 144A, 7.38%, 6/15/19 (a)	526
500,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	534
500,000	Iron Mountain Inc., 7.75%, 10/01/19	537
500,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20 (c)	397
2,000,000	Mgm Resorts International Mgm Tl B 1L Usd Corp., 3.50%,	1,972
420,000	Sabre Inc. 144A, 8.50%, 5/15/19 (a)	451
500,000	SandRidge Energy Inc., 8.75%, 1/15/20	364
500,000	SESI LLC, 6.38%, 5/01/19	500
100,000	SM Energy Co., 6.63%, 2/15/19	100

Total Corporate Bond (Cost - $15,154)		14,750

Mortgage Backed (0%)
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.77%, 4/25/24 (Cost - $675)	634

Investment Company (10%)
16,492,659	Payden Cash Reserves Money Market Fund * (Cost - $16,493)	16,493

Total (Cost - $180,196) (104%)		176,889
Liabilities in excess of Other Assets (-4%)		(6,757)

Net Assets (100%)		$170,132

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $901 and the total market value of the collateral held by the Fund is $950. Amounts in 000s.

Payden High Income Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
1,500,000	Goodyear Tire & Rubber Co., 4.75%, 4/30/19	$1,506
2,256,438	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	2,255

Total Bank Loans (Cost - $3,750)		3,761

Corporate Bond (89%)
Consumer Cyclical (14%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (b)	4,946
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)	3,236
4,294,140	American Airlines 2013-1 Class B Pass Through Trust, 5.63%, 1/15/21	4,444
2,900,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	3,107
2,585,000	AmeriGas Finance LLC / AmeriGas Finance
	Corp., 7.00%, 5/20/22	2,721
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21	1,235
3,560,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (b)(c)	3,613
1,200,000	Brightstar Corp. 144A, 7.25%, 8/01/18 (b)	1,284
5,600,000	Chrysler Group LLC / CG Co-Issuer Inc.,
	8.00%, 6/15/19	5,915
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,450
1,600,000	First Cash Financial Services Inc.,
	6.75%, 4/01/21	1,656
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,350
4,900,000	Jo-Ann Stores Inc. 144A, 8.13%, 3/15/19 (b)	4,557
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,838
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22	5,588
5,025,000	MGM Resorts International, 5.25%, 3/31/20 (c)	5,050
5,563,000	Mobile Mini Inc., 7.88%, 12/01/20	5,883
4,500,000	New Red Finance Inc 144A,
	6.00%, 4/01/22 (b)(c)	4,635
4,100,000	Penn National Gaming Inc., 5.88%, 11/01/21 (c)	4,018
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22	3,995
2,952,000	Sabre Inc. 144A, 8.50%, 5/15/19 (b)	3,170
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (b)	3,980
3,900,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	3,851
5,500,000	Taylor Morrison Communities Inc. / Monarch
	Communities Inc. 144A, 5.63%, 3/01/24 (b)	5,142

		92,664

Consumer Non-Cyclical (10%)
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20	2,825
2,200,000	ARAMARK Corp. 144A, 5.75%, 3/15/20 (b)	2,299
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)	5,099
4,000,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. 144A, 5.13%, 6/01/22 (b)	4,020
4,000,000	C&S Group Enterprises LLC 144A,
	5.38%, 7/15/22 (b)	3,980
4,365,000	Central Garden and Pet Co., 8.25%, 3/01/18 (c)	4,474
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)	4,327
4,500,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	4,579
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,658
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,151
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,052

Principal or Shares	Security Description	Value (000)

4,000,000	Kinetic Concepts Inc. / KCI USA Inc.,
	10.50%, 11/01/18	$4,400
4,000,000	NBTY Inc., 9.00%, 10/01/18	4,100
4,000,000	Post Holdings Inc. 144A, 6.00%, 12/15/22 (b)(c)	3,835
3,600,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 6.88%, 2/15/21	3,807
3,000,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 8.25%, 2/15/21 (c)	3,064
4,500,000	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC, 9.00%, 4/15/19	4,669
3,500,000	United Rentals North America Inc.,
	7.63%, 4/15/22	3,867

		71,206

Energy (14%)
4,305,000	Atlas Pipeline Partners LP / Atlas Pipeline
	Finance Corp., 6.63%, 10/01/20	4,359
3,300,000	BreitBurn Energy Partners LP / BreitBurn
	Finance Corp., 7.88%, 4/15/22	2,128
2,500,000	California Resources Corp. 144A,
	5.50%, 9/15/21 (b)	2,112
3,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21	3,180
1,000,000	Chesapeake Energy Corp., 6.88%, 11/15/20	1,087
4,500,000	CVR Refining LLC / Coffeyville Finance Inc., 6.50%, 11/01/22	4,298
5,150,000	Denbury Resources Inc., 4.63%, 7/15/23 (c)	4,416
5,200,000	EP Energy LLC / EP Energy Finance Inc.,
	9.38%, 5/01/20	5,265
1,855,000	EXCO Resources Inc., 7.50%, 9/15/18	1,192
4,700,000	Laredo Petroleum Inc., 7.38%, 5/01/22 (c)	4,524
4,600,000	Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21	3,634
5,000,000	Linn Energy LLC / Linn Energy Finance Corp., 6.25%, 11/01/19	3,838
3,000,000	Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/01/21	2,280
3,284,000	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp., 6.25%, 6/15/22	3,473
5,500,000	MEG Energy Corp. 144A, 6.38%, 1/30/23 (b)	4,922
1,000,000	Newfield Exploration Co., 6.88%, 2/01/20	1,012
4,750,000	Nielsen Co. Luxembourg SARL 144A,
	5.50%, 10/01/21 (b)	4,904
6,000,000	Peabody Energy Corp., 6.50%, 9/15/20 (c)	4,620
4,000,000	Penn Virginia Resource Partners LP / Penn
	Virginia Resource Finance Corp.,
	6.50%, 5/15/21	4,290
3,000,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	3,019
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,222
5,000,000	Samson Investment Co., 9.75%, 2/15/20	1,575
2,350,000	SandRidge Energy Inc., 7.50%, 3/15/21	1,645
800,000	SandRidge Energy Inc., 8.13%, 10/15/22	548
1,200,000	SandRidge Energy Inc., 8.75%, 1/15/20 (c)	873
5,500,000	SM Energy Co., 6.50%, 1/01/23	5,445
3,600,000	Southwestern Energy Co., 4.05%, 1/23/20	3,656
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,090
4,475,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	3,916

35    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

5,075,000	WPX Energy Inc., 6.00%, 1/15/22	$4,948

		96,471

Financial (11%)
4,600,000	Abengoa Finance SAU 144A, 7.75%, 2/01/20 (b)	4,353
3,500,000	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust 144A, 5.00%, 10/01/21 (b)	3,727
4,100,000	Aircastle Ltd., 5.13%, 3/15/21	4,161
3,993,000	Ally Financial Inc., 7.50%, 9/15/20	4,752
3,213,000	Ally Financial Inc., 8.00%, 3/15/20	3,839
4,600,000	CIT Group Inc., 5.38%, 5/15/20	4,928
4,700,000	Citigroup Inc., 5.95%, 7/29/49	4,700
3,500,000	Denali Borrower LLC / Denali Finance Corp.
	144A, 5.63%, 10/15/20 (b)(c)	3,754
3,600,000	E*TRADE Financial Corp., 5.38%, 11/15/22	3,789
3,500,000	Hartford Financial Services Group Inc.,
	8.13%, 6/15/38	3,968
3,500,000	Hockey Merger Sub 2 Inc. 144A,
	7.88%, 10/01/21 (b)	3,509
4,050,000	HSBC Holdings PLC, 5.63%, 12/29/49 (c)	4,111
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/01/20 (c)	4,520
4,300,000	International Lease Finance Corp.,
	4.63%, 4/15/21 (c)	4,437
2,600,000	International Lease Finance Corp.,
	8.63%, 1/15/22	3,299
4,000,000	Morgan Stanley, 5.45%, 7/29/49 (c)	4,070
3,400,000	OneMain Financial Holdings Inc. 144A,
	7.25%, 12/15/21 (b)	3,527
4,500,000	Royal Bank of Scotland Group PLC,
	6.10%, 6/10/23	5,045

		74,489

Healthcare (8%)
6,000,000	CHS/Community Health Systems Inc.,
	6.88%, 2/01/22 (c)	6,403
2,000,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	2,135
4,000,000	Crimson Merger Sub Inc. 144A,
	6.63%, 5/15/22 (b)	3,465
4,000,000	DaVita HealthCare Partners Inc.,
	5.75%, 8/15/22	4,255
5,000,000	Hanger Inc., 7.13%, 11/15/18	5,094
4,750,000	HCA Inc., 6.50%, 2/15/20	5,356
4,950,000	HCA Inc., 7.50%, 2/15/22	5,813
3,000,000	HealthSouth Corp., 5.75%, 11/01/24	3,112
5,740,000	Tenet Healthcare Corp. 144A,
	5.00%, 3/01/19 (b)	5,769
2,200,000	Tenet Healthcare Corp. 144A,
	5.50%, 3/01/19 (b)	2,247
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,058
2,000,000	Valeant Pharmaceuticals International 144A,
	6.38%, 10/15/20 (b)	2,122
2,000,000	Valeant Pharmaceuticals International 144A,
	6.75%, 8/15/18 (b)	2,132

Principal or Shares	Security Description	Value (000)

5,000,000	Valeant Pharmaceuticals International 144A,
	7.00%, 10/01/20 (b)	$5,294
1,200,000	Valeant Pharmaceuticals International 144A,
	7.50%, 7/15/21 (b)	1,318

		55,573

Industrial (5%)
2,000,000	Alpha Natural Resources Inc. 144A,
	7.50%, 8/01/20 (b)(c)	945
3,288,108	Ardagh Finance Holdings SA 144A,
	8.63%, 6/15/19 (b)(c)	3,292
4,000,000	Ardagh Packaging Finance PLC 144A,
	9.13%, 10/15/20 (b)	4,260
4,280,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.24%, 12/15/19 (b)	4,125
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)(c)	4,257
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (b)(c)	2,019
5,800,000	CONSOL Energy Inc., 5.88%, 4/15/22	5,061
2,800,000	PaperWorks Industries Inc. 144A,
	9.50%, 8/15/19 (b)	2,796
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,719
3,100,000	Stena AB 144A, 7.00%, 2/01/24 (b)(c)	2,914
2,800,000	Triumph Group Inc., 4.88%, 4/01/21	2,737

		36,125

Material (6%)
3,600,000	Alcoa Inc., 5.87%, 2/23/22	4,044
5,600,000	ArcelorMittal, 7.00%, 2/25/22 (c)	5,978
2,850,000	Evraz Inc. NA Canada 144A,
	7.50%, 11/15/19 (b)	2,529
4,000,000	First Quantum Minerals Ltd. 144A,
	6.75%, 2/15/20 (b)(c)	3,420
5,500,000	FMG Resources August 2006 Pty Ltd. 144A,
	8.25%, 11/01/19 (b)(c)	4,902
3,700,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/01/18	3,182
4,900,000	Huntsman International LLC, 8.63%, 3/15/21 (c)	5,292
4,000,000	Imperial Metals Corp. 144A,
	7.00%, 3/15/19 (b)(c)	3,520
4,400,000	INEOS Group Holdings SA 144A,
	6.13%, 8/15/18 (b)(c)	4,279
2,000,000	PolyOne Corp., 7.38%, 9/15/20	2,127
5,100,000	Tronox Finance LLC, 6.38%, 8/15/20 (c)	5,075

		44,348

Technology (3%)
3,950,000	Advanced Micro Devices Inc., 7.00%, 7/01/24 (c)	3,466
520,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	558
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (b)	2,597
2,424,000	First Data Corp., 12.63%, 1/15/21	2,881
4,460,000	Freescale Semiconductor Inc. 144A,
	6.00%, 1/15/22 (b)	4,739
5,000,000	MMI International Ltd. 144A,
	8.00%, 3/01/17 (b)(c)	5,000

		19,241

Telecommunication (16%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (b)	3,320

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

3,050,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.13%, 2/15/23	$3,000
3,300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 6.50%, 4/30/21	3,486
1,000,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20	1,072
3,660,000	CenturyLink Inc., 5.80%, 3/15/22 (c)	3,870
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,438
3,800,000	Consolidated Communications Inc. 144A,
	6.50%, 10/01/22 (b)	3,752
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	4,079
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,569
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,172
4,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	4,363
3,500,000	Level 3 Financing Inc. 144A, 5.63%, 2/01/23 (b)	3,578
4,215,000	Numericable Group SA 144A,
	6.00%, 5/15/22 (b)	4,317
2,600,000	Numericable Group SA 144A,
	6.25%, 5/15/24 (b)	2,694
4,320,000	SBA Communications Corp., 5.63%, 10/01/19	4,514
4,600,000	Sinclair Television Group Inc., 6.38%, 11/01/21	4,784
1,700,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)	1,706
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,138
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	9,191
2,200,000	Sprint Communications Inc.,
	6.00%, 11/15/22 (c)	2,060
1,500,000	Sprint Corp., 7.88%, 9/15/23	1,528
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,113
3,650,000	Telecom Italia SPA 144A, 5.30%, 5/30/24 (b)	3,810
5,500,000	T-Mobile USA Inc., 6.25%, 4/01/21	5,699
5,600,000	UPCB Finance III Ltd. 144A, 6.63%, 7/01/20 (b)	5,852
2,540,000	Windstream Corp., 6.38%, 8/01/23	2,350
4,350,000	Windstream Corp., 7.50%, 6/01/22	4,355
1,590,000	Windstream Corp., 7.88%, 11/01/17	1,721
1,400,000	Ymobile Corp. 144A, 8.25%, 4/01/18 (b)	1,475

		109,006

Utility (2%)
1,900,000	Calpine Corp. 144A, 7.88%, 1/15/23 (b)	2,138
5,700,000	GenOn Energy Inc., 9.88%, 10/15/20	5,557
4,000,000	RJS Power Holdings LLC 144A,
	5.13%, 7/15/19 (b)(c)	3,900

		11,595

Total Corporate Bond (Cost - $614,934)		610,718

Stocks (2%)
Common Stock (1%)
23,100	Equity Residential	1,793
8,700	Public Storage	1,747
9,000	Simon Property Group Inc.	1,788

		5,328

Master Limited Partnerships (0%)
30,000	Enterprise Products Partners LP	1,033
13,900	Magellan Midstream Partners LP	1,078
16,100	MarkWest Energy Partners LP	949
19,900	Plains All American Pipeline LP	987

Principal or Shares	Security Description	Value (000)

		$4,047

Preferred Stock (1%)
2,800	Ally Financial Inc. 144A (b)	2,814
62,700	Goldman Sachs Group Inc. (c)	1,582
60,900	Wells Fargo & Co.	1,588

		5,984

Total Stocks (Cost - $14,852)		15,359

Investment Company (13%)
76,575,357	Payden Cash Reserves Money Market Fund *	76,575
900,000	Payden Emerging Markets Corporate Bond Fund, Institutional Class *	8,883
497,024	Payden Floating Rate Fund, Institutional Class *	4,901

Total Investment Company (Cost - $90,545)		90,359

Total (Cost - $724,081) (105%)		720,197
Liabilities in excess of Other Assets (-5%)		(33,173)

Net Assets (100%)		$687,024

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $47,696 and the total market value of the collateral held by the Fund is $50,000. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/23/2015	Euro (Sell 8,931)	HSBC Bank USA, N.A.	$112
2/12/2015	India Rupee (Buy 226,330)	Barclays Bank PLC	20
4/21/2015	New Zealand Dollar (Sell 8,771)	State Street Bank & Trust Co.	404

			$536

Liabilities:
4/20/2015	Australian Dollar (Buy 8,351)	UBS AG	$(287)
4/14/2015	Japanese Yen (Sell 805,300)	Credit Suisse First Boston International	(73)

			$(360)

37    Payden Mutual Funds

Payden California Municipal Bond Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (37%)
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	$294
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	354
340,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	417
400,000	California State, 0.82%, 12/01/28	404
1,500,000	California State, 3.00%, 12/01/32	1,617
400,000	California State, 5.00%, 3/01/17 NATL-RE (a)	421
300,000	California State, 5.00%, 10/01/23	379
750,000	California State, 5.00%, 10/01/26	939
355,000	California State, 5.00%, 12/01/31	427
1,000,000	California State, 5.25%, 2/01/20	1,204
480,000	California State, 5.25%, 10/01/21	571
1,300,000	California State, 5.50%, 4/01/19	1,544
200,000	California State Public Works Board, 5.00%, 9/01/21	245
225,000	California State Public Works Board, 5.00%, 6/01/28	270
325,000	California State Public Works Board, 5.25%, 10/01/32	402
385,000	California State Public Works Board, 5.25%, 10/01/33	472
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	623
130,000	City of Berkeley CA, 4.50%, 9/01/28 AMBAC (a)	136
530,000	Long Beach, CA Unified School District, 5.00%, 8/01/20	621
275,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/32	330
225,000	Los Angeles County Redevelopment Authority, 5.00%, 6/01/23	279
200,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	252
450,000	Los Angeles, CA Unified School District,
	5.00%, 7/01/21	526
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	379
475,000	Pasadena, CA Unified School District, 5.00%, 5/01/21	580
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)	513
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	340
200,000	Riverside County Unified School District Financing Authority, 5.00%, 9/01/33 BAM (a)	236
450,000	San Carlos, CA Elementary School District, 0.00%, 10/01/18 NATL-RE (a)	405
500,000	San Mateo Joint Powers Financing Authority, 4.00%, 6/15/21	583
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	244
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	307
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/38	290

Principal or Shares	Security Description	Value (000)

490,000	West Contra Costa Unified School District, 5.00%, 8/01/22	$604

Total General Obligation (Cost - $16,181)		17,208

Revenue (63%)
Airport/Port (7%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	199
300,000	City of Long Beach CA, 5.00%, 5/15/19	352
100,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/28	119
175,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/29	208
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	232
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	342
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/01/19	887
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	396
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/01/18 NATL-RE (a)	418

		3,153

Education (1%)
100,000	California Educational Facilities Authority, 5.00%, 10/01/21	120
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	354

		474

Electric & Gas (6%)
655,000	California State Department of Water Resources, 5.00%, 5/01/21	742
500,000	Modesto, CA Irrigation District, 5.00%, 7/01/21	610
400,000	Northern California Power Agency, 5.00%, 7/01/18	455
665,000	Southern California Public Power Authority, 5.00%, 7/01/18	760

		2,567

Healthcare (9%)
1,000,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	1,174
500,000	California Health Facilities Financing Authority, 0.02%, 7/01/33	500
300,000	California Health Facilities Financing Authority, 4.00%, 8/15/21	347
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18	388
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	845
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	293
410,000	City of Torrance CA, 5.00%, 9/01/22	479

		4,026

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	177

Payden California Municipal Bond Fund continued

Principal or Shares	Security Description	Value (000)

Industrial Development/Pollution Control (9%)
400,000	California Infrastructure & Economic Development Bank, 0.30%, 4/01/38	$400
500,000	California Infrastructure & Economic Development Bank, 0.30%, 10/01/47	500
750,000	California Infrastructure & Economic Development Bank, 4.00%, 2/01/21	866
500,000	California Infrastructure & Economic Development Bank, 5.00%, 2/01/19	500
500,000	California Pollution Control Financing Authority, 0.01%, 11/01/26	500
245,000	Glendale Redevelopment Agency Successor Agency, 5.00%, 12/01/21 AGM (a)	298
250,000	Hollister Redevelopment Agency Successor Agency, 5.00%, 10/01/31 BAM (a)	296
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	360
390,000	Palm Springs Community Redevelopment
	Agency Successor Agency, 5.00%, 9/01/31
	AGM (a)	457

		4,177

Lease (2%)
410,000	California State Public Works Board,
	5.00%, 12/01/18	471
500,000	County of Los Angeles CA, 5.00%, 3/01/21	605

		1,076

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	589

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	524
40,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/01/16 AGM (a)	42

		566

Transportation (9%)
250,000	Bay Area Toll Authority, 0.62%, 4/01/34	250
1,000,000	Bay Area Toll Authority, 1.50%, 4/01/47	1,014
500,000	City of Long Beach CA Harbor Revenue, 5.00%, 11/15/18	578
500,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53	558
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	1,173
515,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/01/15 AGM (a)	523
275,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/01/27	331

		4,427

Principal or Shares	Security Description	Value (000)

University (1%)
300,000	University of California, 5.00%, 5/15/20	$344

Water & Sewer (17%)
200,000	Brentwood, CA Infrastructure Financing
	Authority, 5.50%, 7/01/20	232
745,000	Central Marin Sanitation Agency, CA,
	5.00%, 9/01/18 NATL-RE (a)	798
500,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/20	605
310,000	City of San Francisco, CA Public Utilities
	Commission, 5.00%, 11/01/24	380
750,000	El Dorado, CA Irrigation District / El Dorado
	County Water Agency, 5.00%, 3/01/29 AGM (a)	894
500,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/17	555
735,000	Metropolitan Water District of Southern CA,
	5.00%, 7/01/20	863
1,000,000	Sacramento County Sanitation Districts
	Financing Authority, 5.00%, 12/01/22	1,259
550,000	San Diego County, CA Water Authority,
	5.00%, 5/01/21 AGM (a)	624
200,000	San Diego, CA Public Facilities Financing
	Authority, 5.00%, 5/15/19	235
500,000	State of California Department of Water
	Resources, 0.32%, 12/01/35	500
500,000	Turlock, CA Irrigation District, 3.00%, 1/01/16	512
300,000	Turlock, CA Irrigation District, 5.00%, 1/01/33	354

		7,811

Total Revenue (Cost - $27,639)		29,387

Investment Company (1%)
611,208	Dreyfus General CA Municipal Money Market Fund (Cost - $611)	611

Total (Cost - $44,431) (101%)		47,206
Liabilities in excess of Other Assets (-1%)		(656)

Net Assets (100%)		$46,550

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
NATL-RE	National Public Finance Guarantee Corporation

39    Payden Mutual Funds

Payden Global Low Duration Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (2%)
United States (USD) (2%)
339,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	$339
395,000	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	386
200,000	Asurion LLC Term Loan B3 1L, 3.75%, 3/03/17	199
394,976	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	387
388,000	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	386
478,382	General Nutrition Co. Inc. Term Loan B 1L, 3.25%, 3/26/19	467
394,975	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	387

		2,551

Total Bonds (Cost - $2,593)		2,551

Bonds (98%)
Australia (GBP) (1%)
300,000	QBE Insurance Group Ltd., 6.13%, 9/28/15 (b)	466

Australia (USD) (2%)
400,000	Australia & New Zealand Banking Group Ltd., 0.79%, 5/15/18	401
175,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/01/17 (c)(d)	171
250,000	Macquarie Bank Ltd. 144A, 0.89%, 10/27/17 (d)	250
450,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (d)	450
900,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (d)	913
480,000	Macquarie Group Ltd. 144A, 1.25%, 1/31/17 (d)	485

		2,670

Bermuda (USD) (1%)
440,000	Aircastle Ltd., 6.75%, 4/15/17	471

Brazil (USD) (0%)
350,000	Banco do Nordeste do Brasil SA 144A,
	3.63%, 11/09/15 (d)	352

Canada (CAD) (2%)
650,000	Bell Canada, 1.56%, 4/22/16	512
691,000	Enbridge Inc., 1.73%, 3/13/17	541
710,000	Province of Ontario Canada, 1.37%, 8/26/19	561
300,000	Rogers Communications Inc., 1.88%, 3/13/17	236
550,000	Shaw Communications Inc., 1.69%, 2/01/16	433

		2,283

Canada (USD) (1%)
240,000	CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17	240
150,000	Enbridge Inc., 0.68%, 6/02/17 (c)	148
480,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (d)	486
115,000	Teck Resources Ltd., 3.85%, 8/15/17	116
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
340,000	Thomson Reuters Corp., 1.65%, 9/29/17	341
130,000	TransAlta Corp., 1.90%, 6/03/17	130

		1,561

Cayman Islands (USD) (7%)
200,000	Alibaba Group Holding Ltd. 144A, 1.63%, 11/28/17 (d)	199

Principal or Shares	Security Description	Value (000)

800,000	Apidos CLO 144A, 1.40%, 4/15/25 (d)	$781
250,000	Apidos CLO 144A, 1.95%, 4/15/25 (d)	242
1,050,000	Babson CLO Ltd. 144A, 1.36%, 4/20/25 (d)	1,031
200,000	Baidu Inc., 2.25%, 11/28/17	201
600,000	Cent CLO LP 144A, 1.38%, 7/23/25 (d)	583
545,000	Dryden XXII Senior Loan Fund 144A, 1.33%, 8/15/25 (d)	532
490,000	Dryden XXII Senior Loan Fund 144A, 1.78%, 8/15/25 (d)	471
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (d)	201
750,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.46%, 7/20/23 (d)	740
520,000	Oaktree Enhanced Income Funding Ltd. 144A, 1.91%, 7/20/23 (d)	503
1,000,000	Octagon Investment Partners XIX Ltd. 144A, 1.77%, 4/15/26 (d)	999
455,000	Octagon Investment Partners XIX Ltd. 144A, 2.25%, 4/15/26 (d)	445
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	310
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (d)	301
775,000	Tyron Park CLO Ltd. 144A, 1.37%, 7/15/25 (d)	757
490,000	Tyron Park CLO Ltd. 144A, 1.80%, 7/15/25 (d)	472

		8,768

Chile (USD) (0%)
300,000	Banco Santander Chile 144A, 1.15%, 4/11/17 (d)	299

China (USD) (0%)
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	251

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.58%, 6/19/17	284

Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16	332

Denmark (USD) (1%)
350,000	AP Moeller - Maersk A/S 144A, 2.55%, 9/22/19 (d)	356
1,100,000	Denmark Government International Bond 144A, 0.88%, 3/20/17 (d)	1,106

		1,462

France (EUR) (0%)
400,000	RCI Banque SA, 0.98%, 4/07/15	451

France (USD) (3%)
500,000	Banque Federative du Credit Mutuel SA 144A, 1.11%, 10/28/16 (d)	503
250,000	BPCE SA, 1.63%, 2/10/17	252
650,000	BPCE SA, 1.63%, 1/26/18	651
400,000	Credit Agricole SA 144A, 1.11%, 10/03/16 (d)	403
540,000	Credit Agricole SA/London 144A, 1.05%, 4/15/19 (d)	545
310,000	Credit Agricole SA/London 144A, 1.41%, 4/15/16 (d)	312
500,000	Societe Generale SA, 1.34%, 10/01/18	509

		3,175

Germany (USD) (1%)
570,000	FMS Wertmanagement AoeR, 0.63%, 1/30/17	570

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

600,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	$605

		1,175

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (d)	202

India (USD) (0%)
420,000	State Bank of India/London, 4.50%, 7/27/15 (b)	427

Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16	526
260,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 4.25%, 1/15/22 (d)	294
450,000	Bank of Ireland, 2.75%, 6/05/16	522
300,000	Elsevier Finance SA via Aquarius + Investments PLC, 0.58%, 5/20/17	340

		1,682

Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.71%, 3/20/17	375

Ireland (USD) (0%)
300,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.24%, 12/15/19 (d)	289

Japan (USD) (3%)
200,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 0.85%, 9/09/16 (d)	201
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (d)	289
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (d)	399
1,300,000	Japan Bank for International Cooperation/Japan, 2.50%, 5/18/16	1,334
260,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (d)	260
250,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (d)	249
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (d)	498
200,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (d)	201
340,000	Nomura Holdings Inc., 1.69%, 9/13/16	345
400,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (d)	402

		4,178

Luxembourg (USD) (1%)
300,000	Actavis Funding SCS, 1.30%, 6/15/17	297
200,000	ArcelorMittal, 4.50%, 8/05/15	203
480,000	Mallinckrodt International Finance SA,
	3.50%, 4/15/18	468
300,000	Petrobras International Finance Co.,
	3.50%, 2/06/17	280

		1,248

Mexico (MXN) (2%)
17,951,500	Mexican Bonos, 5.00%, 6/15/17	1,237
16,510,000	Mexican Bonos, 8.50%, 12/13/18	1,261

		2,498

Netherlands (USD) (3%)
1,000,000	Bank Nederlandse Gemeenten 144A,
	0.88%, 2/21/17 (d)	1,003
450,000	EDP Finance BV 144A, 6.00%, 2/02/18 (d)	490
700,000	MDC-GMTN BV 144A, 3.75%, 4/20/16 (d)	724
360,000	Nederlandse Waterschapsbank NV 144A, 0.75%, 3/29/16 (d)	361
310,000	Petrobras Global Finance BV, 2.60%, 3/17/17	284

Principal or Shares	Security Description	Value (000)

220,000	Volkswagen International Finance NV 144A, 1.13%, 11/18/16 (d)	$220

		3,082

New Zealand (USD) (0%)
310,000	ANZ New Zealand International Ltd./London 144A, 1.40%, 4/27/17 (d)	311

Norway (USD) (1%)
1,000,000	Kommunalbanken AS 144A, 0.88%, 10/03/16 (d)	1,005
200,000	Sparebank 1 Boligkreditt AS 144A,
	2.63%, 5/27/16 (d)	205

		1,210

Panama (USD) (0%)
100,000	Carnival Corp., 1.20%, 2/05/16	100
70,000	Carnival Corp., 1.88%, 12/15/17	70

		170

Portugal (USD) (1%)
650,000	Portugal Government International Bond, 3.50%, 3/25/15 (b)	654

Singapore (USD) (0%)
126,000	DBS Bank Ltd. 144A, 0.86%, 7/15/21 (d)	125

South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (d)	300

Spain (EUR) (0%)
375,000	Abengoa Greenfield SA 144A, 5.50%, 10/01/19 (d)	390

Spain (USD) (1%)
640,000	Instituto de Credito Oficial 144A, 1.13%, 4/01/16 (d)	643

Sweden (EUR) (0%)
400,000	PKO Finance AB, 3.73%, 10/21/15	463

Sweden (SEK) (1%)
4,300,000	Volvo Treasury AB, 1.47%, 6/03/16	525

Sweden (USD) (2%)
1,000,000	Kommuninvest I Sverige AB 144A, 0.88%, 12/13/16 (d)	1,005
1,000,000	Svensk Exportkredit AB, 0.63%, 5/31/16	1,002

		2,007

Switzerland (USD) (1%)
780,000	Credit Suisse/New York NY, 1.38%, 5/26/17	782
300,000	Credit Suisse/New York NY, 1.75%, 1/29/18	301
600,000	UBS AG/Stamford CT, 1.38%, 8/14/17	601

		1,684

United Kingdom (EUR) (0%)
300,000	Gracechurch Card Funding PLC 144A, 0.81%, 2/15/17 (d)	339

United Kingdom (GBP) (1%)
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	431
220,000	Prudential PLC, 1.25%, 11/16/15	332
200,000	Southern Gas Networks PLC, 0.85%, 10/21/15	301
250,000	United Utilities Water PLC, 6.13%, 12/29/15	394

		1,458

United Kingdom (USD) (4%)
500,000	Abbey National Treasury Services PLC, 1.38%, 3/13/17	502

41    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

550,000	Abbey National Treasury Services PLC, 1.65%, 9/29/17	$553
200,000	Anglo American Capital PLC 144A, 1.20%, 4/15/16 (d)	200
410,000	Barclays Bank PLC, 0.81%, 2/17/17	411
70,000	BP Capital Markets PLC, 0.74%, 5/10/18	69
750,000	Granite Master Issuer PLC, 1.03%, 12/17/54	738
390,000	HSBC Bank PLC 144A, 0.87%, 5/15/18 (d)	392
400,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (d)	427
400,000	Nationwide Building Society 144A, 2.35%, 1/21/20 (d)	405
670,000	Royal Bank of Scotland Group PLC, 1.20%, 3/31/17	672
490,000	Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	495
700,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (d)	700

		5,564

United States (EUR) (1%)
350,000	Citigroup Inc., 1.35%, 11/30/17	396
225,000	Parker Hannifin Corp., 4.13%, 11/11/15	261

		657

United States (GBP) (1%)
450,000	JPMorgan Chase & Co., 1.06%, 5/30/17	672

United States (USD) (54%)
420,000	AES Corp./VA, 3.23%, 6/01/19	415
600,000	Air Lease Corp., 4.50%, 1/15/16	616
175,000	Alliance Data Systems Corp. 144A, 5.25%, 12/01/17 (d)	181
420,000	Ally Financial Inc., 3.25%, 9/29/17	421
410,000	American Express Co., 0.82%, 5/22/18	410
267,188	American Homes 4 Rent 2014-SFR1 144A, 1.25%, 6/17/31 (d)	264
315,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	326
640,000	Amgen Inc., 1.25%, 5/22/17	640
160,000	ARAMARK Corp., 5.75%, 3/15/20	167
260,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17 (c)	250
80,000	Ashland Inc., 3.00%, 3/15/16	80
385,000	Ashland Inc., 3.88%, 4/15/18	395
160,000	Astoria Financial Corp., 5.00%, 6/19/17	170
110,000	Autodesk Inc., 1.95%, 12/15/17	111
160,000	AutoZone Inc., 1.30%, 1/13/17	161
265,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	273
200,000	Bank of America Corp., 0.80%, 5/02/17	198
450,000	Bank of America Corp., 1.29%, 1/15/19	454
390,000	Bank of America Corp., 1.32%, 3/22/18	393
310,000	Bank of America Corp., 1.70%, 8/25/17	312
100,000	Bank of America Corp., 3.75%, 7/12/16	104
70,000	Bank of America Corp., 3.88%, 3/22/17	74
189,262	Bank of America Mortgage 2002-K Trust, 2.65%, 10/20/32	192
90,000	BB&T Corp., 1.60%, 8/15/17	91
100,000	Becton Dickinson and Co., 0.69%, 6/15/16	100
150,000	Becton Dickinson and Co., 1.80%, 12/15/17	151
125,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	133

Principal or Shares	Security Description	Value (000)

250,000	California Earthquake Authority, 1.82%, 7/01/17	$252
150,000	Cameron International Corp., 1.40%, 6/15/17	150
90,000	Capital Auto Receivables Asset Trust, 1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust, 1.74%, 10/22/18	91
195,000	Capital One Financial Corp., 6.15%, 9/01/16	210
370,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	371
660,000	CareFusion Corp., 1.45%, 5/15/17	661
90,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	91
400,000	Chrysler Group LLC / CG Co-Issuer Inc., 8.00%, 6/15/19	422
720,000	Citigroup Inc., 1.55%, 8/14/17	722
980,000	Citigroup Inc., 1.80%, 2/05/18	984
400,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	401
725,000	CNH Capital LLC, 3.25%, 2/01/17	722
220,000	CNH Capital LLC, 3.88%, 11/01/15	222
285,666	Colony American Homes 2014-1 144A, 1.40%, 5/17/31 (d)	284
496,440	Colony American Homes 2014-2 144A, 1.12%, 7/17/31 (d)	489
250,000	Compass Bank, 1.85%, 9/29/17	251
245,000	Computer Sciences Corp., 2.50%, 9/15/15	247
345,000	Continental Rubber of America Corp. 144A, 4.50%, 9/15/19 (d)	360
381,641	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (d)	359
490,000	Daimler Finance North America LLC 144A, 1.13%, 3/10/17 (d)	491
545,000	Digital Realty Trust LP, 4.50%, 7/15/15	549
34,000	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 3.50%, 3/01/16	35
440,000	Discover Bank/Greenwood DE, 2.00%, 2/21/18	443
230,000	DISH DBS Corp., 4.63%, 7/15/17	235
400,000	Endo Finance LLC & Endo Finco Inc. 144A, 7.00%, 7/15/19 (d)	420
37,447	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (d)	37
200,000	Express Scripts Holding Co., 1.25%, 6/02/17	200
514,770	Fannie Mae Connecticut Avenue Securities, 1.12%, 5/25/24	508
291,868	Fannie Mae Connecticut Avenue Securities, 1.12%, 5/25/24	287
1,277,307	Fannie Mae Connecticut Avenue Securities, 1.37%, 7/25/24	1,267
512,349	Fannie Mae Connecticut Avenue Securities, 1.77%, 1/25/24	512
520,706	Fannie Mae Connecticut Avenue Securities, 2.17%, 10/25/23	524
782,959	FDIC Structured Sale Guaranteed Notes 144A, 0.88%, 12/04/20 (d)	787
401,802	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (d)	416
316,550	FDIC Trust 144A, 2.18%, 5/25/50 (d)	319

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

75,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	$75
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	111
125,000	Fifth Third Bancorp, 5.45%, 1/15/17	135
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	304
200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	206
100,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/01/17	99
142,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	150
300,000	GATX Corp., 2.50%, 7/30/19	304
370,000	General Mills Inc., 1.40%, 10/20/17	372
320,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	326
650,000	Glencore Funding LLC 144A, 1.61%, 1/15/19 (d)	655
510,000	Goldman Sachs Group Inc., 1.33%, 11/15/18	515
410,000	Goldman Sachs Group Inc., 1.45%, 4/30/18	415
210,000	Goldman Sachs Group Inc., 3.63%, 2/07/16	216
272,818	GSAMP Trust 2004-SEA2, 0.82%, 3/25/34	273
130,000	Healthcare Realty Trust Inc., 6.50%, 1/17/17	142
390,000	Hertz Corp., 6.75%, 4/15/19	404
180,000	Hess Corp., 1.30%, 6/15/17	178
630,000	Hewlett-Packard Co., 1.19%, 1/14/19	623
532,151	Hilton USA Trust 2013-HLF 144A, 1.17%, 11/05/30 (d)	532
360,000	HSBC USA Inc., 1.14%, 9/24/18	365
250,000	Huntington National Bank, 1.38%, 4/24/17	250
370,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (d)	370
100,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (d)	101
100,000	Hyundai Capital America 144A, 3.75%, 4/06/16 (d)	103
140,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (d)	145
250,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	249
380,000	International Lease Finance Corp., 2.19%, 6/15/16	380
410,000	International Lease Finance Corp., 3.88%, 4/15/18	415
85,000	International Lease Finance Corp., 4.88%, 4/01/15	86
353,295	Invitation Homes 2013-SFR1 Trust 144A, 1.40%, 12/17/30 (d)	352
1,300,000	Invitation Homes 2014-SFR1 Trust 144A, 1.17%, 6/17/31 (d)	1,284
840,000	Invitation Homes 2014-SFR2 Trust 144A, 1.27%, 9/17/31 (d)	832
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	286
195,000	John Deere Capital Corp., 1.35%, 1/16/18	196
200,000	JPMorgan Chase & Co., 1.16%, 1/25/18	202
570,000	JPMorgan Chase & Co., 1.35%, 2/15/17	572
100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	100
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	111
200,000	Kroger Co., 2.20%, 1/15/17	204

Principal or Shares	Security Description	Value (000)

580,000	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (d)	$581
118,698	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (d)	133
370,000	L-3 Communications Corp., 1.50%, 5/28/17	368
190,000	Liberty Property LP, 6.63%, 10/01/17	214
600,000	Martin Marietta Materials Inc., 1.36%, 6/30/17	597
110,000	Masco Corp., 4.80%, 6/15/15	111
67,646	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	69
100,000	McKesson Corp., 1.29%, 3/10/17	100
370,000	Mobile Mini Inc., 7.88%, 12/01/20	391
300,000	Morgan Stanley, 1.00%, 7/23/19	297
650,000	Morgan Stanley, 1.40%, 1/27/20	655
250,000	Morgan Stanley, 1.88%, 1/05/18	252
400,000	Morgan Stanley, 5.45%, 1/09/17	431
100,000	Murphy Oil Corp., 2.50%, 12/01/17	98
70,000	Mylan Inc./PA, 1.80%, 6/24/16	71
500,000	Nabors Industries Inc., 2.35%, 9/15/16	496
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	198
290,000	Nissan Motor Acceptance Corp. 144A,
	1.00%, 3/15/16 (d)	291
140,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (d)	142
110,000	Penske Truck Leasing Co. LP / PTL Finance
	Corp. 144A, 2.50%, 6/15/19 (d)	111
200,000	Prudential Financial Inc., 1.01%, 8/15/18	201
270,000	Regions Financial Corp., 2.00%, 5/15/18	270
296,856	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	251
505,000	RJS Power Holdings LLC 144A, 5.13%, 7/15/19 (d)	492
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (d)	170
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	233
200,000	SABMiller Holdings Inc. 144A, 0.94%, 8/01/18 (d)	201
125,000	SandRidge Energy Inc., 8.75%, 1/15/20	91
300,000	Santander Bank NA, 2.00%, 1/12/18	302
100,000	SBA Communications Corp., 5.63%, 10/01/19	104
230,762	Sequoia Mortgage Trust, 1.45%, 2/25/43	224
250,184	Sequoia Mortgage Trust, 1.55%, 4/25/43	243
153,404	Sequoia Mortgage Trust, 3.50%, 4/25/42	156
700,000	Southern California Edison Co., 1.85%, 2/01/22	708
270,767	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (d)	271
90,965	Springleaf Mortgage Loan Trust 144A, 1.57%, 12/25/59 (d)	91
367,606	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (d)	368
87,832	Springleaf Mortgage Loan Trust 144A, 2.22%, 10/25/57 (d)	89
340,873	Structured Agency Credit Risk Debt Notes, 1.62%, 11/25/23	340
465,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	499
120,000	Synchrony Financial, 1.48%, 2/03/20	120
170,000	Synchrony Financial, 1.88%, 8/15/17	171
220,000	Synchrony Financial, 3.00%, 8/15/19	226
235,000	Tenet Healthcare Corp., 6.25%, 11/01/18	256

43    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	$150
290,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (d)	298
360,000	T-Mobile USA Inc. 144A, 5.25%, 9/01/18 (d)	374
2,180,000	U.S. Treasury Note, 0.38%, 10/31/16	2,179
1,800,000	U.S. Treasury Note, 0.50%, 8/31/16	1,804
6,340,000	U.S. Treasury Note, 0.50%, 1/31/17	6,344
1,000,000	U.S. Treasury Note, 0.63%, 12/31/16	1,003
5,980,000	U.S. Treasury Note, 0.88%, 4/30/17	6,024
490,000	U.S. Treasury Note, 0.88%, 7/15/17	493
400,000	U.S. Treasury Note, 0.88%, 11/15/17	402
1,080,000	U.S. Treasury Note, 1.00%, 9/15/17	1,089
200,000	U.S. Treasury Note, 1.25%, 10/31/15 (e)	202
260,000	United Airlines 2014-2 Class B Pass Through Trust, 4.63%, 9/03/22	259
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
181,000	Ventas Realty LP, 1.55%, 9/26/16	182
390,000	Verizon Communications Inc., 1.35%, 6/09/17	390
250,000	Verizon Communications Inc., 1.99%, 9/14/18	260
560,000	Volkswagen Group of America Finance LLC 144A, 1.25%, 5/23/17 (d)	561
142,074	VOLT XXII LLC 144A, 3.63%, 10/27/53 (d)	143
196,098	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (d)	197
210,000	Walgreens Boots Alliance Inc., 0.68%, 5/18/16	210
120,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	121
90,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	92
240,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (d)	241
460,000	WellPoint Inc., 2.38%, 2/15/17	471
380,000	Wells Fargo & Co., 1.15%, 6/02/17	380
390,000	Windstream Corp., 7.88%, 11/01/17	422
120,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (d)	122
230,000	WPX Energy Inc., 5.25%, 1/15/17 (c)	233

		70,578

Virgin Islands (British) (USD) (1%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	199
300,000	CNPC General Capital Ltd. 144A, 1.13%, 5/14/17 (d)	301
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (d)	198
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (d)	207
500,000	Yingde Gases Investment Ltd. 144A, 8.13%, 4/22/18 (d)	425

		1,330

Total Bonds (Cost - $128,958)		127,061

Purchased Call Options (0%)
45	U.S. Treasury 5 Year Futures Option, 121.75, 2/20/15 (Cost - $9)	12

Purchased Put Options (0%)
45	U.S. Treasury 5 Year Futures Option, 119.5, 2/20/15 (Cost - $7)	2

Exchange Traded Fund (0%)
5,000	iShares iBoxx $ High Yield Corporate Bond ETF (c)	451
2,500	WisdomTree Europe Hedged Equity Fund	151

Total Exchange Traded Fund (Cost - $593)		602

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
1,500,837	Payden Cash Reserves Money Market Fund * (Cost - $1,501)	$1,501

Total (Cost - $133,661) (101%)		131,729
Liabilities in excess of Other Assets (-1%)		(1,495)

Net Assets (100%)		$130,234

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $1,253 and the total market value of the collateral held by the Fund is $1,285. Amount in 000s.
(d)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/9/2015	British Pound (Sell 2,203)	HSBC Bank USA, N.A.	$42
2/9/2015	Canadian Dollar (Sell 2,909)	Royal Bank of Canada	183
2/9/2015	Euro (Sell 3,776)	Citibank, N.A.	242
4/23/2015	Euro (Sell 576)	HSBC Bank USA, N.A.	2
2/19/2015	Mexican Peso (Sell 37,240)	Credit Suisse First Boston International	156
2/9/2015	Swedish Krona (Sell 4,351)	The Royal Bank of Scotland PLC	24

			$649

Liabilities:
2/12/2015	India Rupee (Buy 40,150)	Barclays Bank PLC	$(7)

Payden Global Low Duration Fund continued

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
27	U.S. Treasury 2 Year Note Future	Apr-15	$5,934	$24
17	U.S. Treasury 5 Year Note Future	Apr-15	(2,063)	(8)

				$16

45    Payden Mutual Funds

Payden Global Fixed Income Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (77%)
Australia (USD) (2%)
250,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	$264
260,000	Macquarie Group Ltd. 144A, 1.25%, 1/31/17 (a)	263
150,000	Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	203
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23 (a)	190

		920

Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	190

Canada (CAD) (1%)
300,000	Canadian Government Bond, 3.75%, 6/01/19	268
300,000	Canadian Government Bond, 5.00%, 6/01/37	373

		641

Canada (USD) (0%)
100,000	Goldcorp Inc., 3.63%, 6/09/21	103
125,000	Rogers Communications Inc., 5.00%, 3/15/44	147

		250

Denmark (EUR) (1%)
200,000	Carlsberg Breweries A/S, 2.63%, 11/15/22	245
235,000	Danske Bank A/S, 3.88%, 10/04/23	288

		533

Finland (EUR) (0%)
170,000	Finland Government Bond, 2.75%, 7/04/28 (b)	244

France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	279

France (EUR) (2%)
1,000,000	France Government Bond OAT, 1.75%, 5/25/23	1,254

France (GBP) (1%)
100,000	AXA SA, 5.63%, 1/16/54	177
100,000	Cie de St-Gobain, 4.63%, 10/09/29	174

		351

Germany (EUR) (2%)
340,000	Bundesobligation, 0.25%, 4/13/18	389
150,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	267
200,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	391
100,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	213

		1,260

Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich
	Insurance Co. Ltd., 4.25%, 10/02/43	249
50,000	GE Capital European Funding, 2.25%, 7/20/20	62

		311

Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	220

Ireland (USD) (1%)
250,000	Perrigo Finance PLC, 3.50%, 12/15/21	262

Italy (EUR) (8%)
1,800,000	Italy Buoni Poliennali Del Tesoro,
	3.50%, 12/01/18	2,253
40,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 8/01/18	51
700,000	Italy Buoni Poliennali Del Tesoro,
	4.50%, 5/01/23	977

Principal or Shares	Security Description	Value (000)

340,000	Italy Buoni Poliennali Del Tesoro,
	4.75%, 6/01/17	$422
180,000	Italy Buoni Poliennali Del Tesoro,
	5.00%, 8/01/39	293

		3,996

Japan (GBP) (0%)
120,000	Sumitomo Mitsui Banking Corp.,
	1.11%, 3/18/16	181

Japan (JPY) (12%)
200,000,000	Japan Government Ten Year Bond,
	0.80%, 9/20/23	1,790
192,000,000	Japan Government Ten Year Bond,
	1.40%, 6/20/19	1,732
66,500,000	Japan Government Thirty Year Bond,
	2.00%, 9/20/40	662
40,000,000	Japan Government Thirty Year Bond,
	2.20%, 9/20/39	412
120,000,000	Japan Government Twenty Year Bond,
	1.00%, 3/20/23	1,091
50,000,000	Japan Government Twenty Year Bond,
	1.70%, 9/20/33	479

		6,166

Japan (USD) (2%)
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	200
200,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	215
375,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	381

		796

Jersey (EUR) (0%)
50,000	Heathrow Funding Ltd., 4.60%, 2/15/18 (b)	64

Luxembourg (EUR) (0%)
100,000	KBC Internationale Financieringsmaatschappij NV, 2.13%, 9/10/18	120

Netherlands (EUR) (2%)
680,000	Netherlands Government Bond 144A,
	2.25%, 7/15/22 (a)	884

Netherlands (USD) (1%)
260,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.63%, 12/01/23 (c)	285
200,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	218

		503

Spain (EUR) (2%)
190,000	Spain Government Bond, 2.10%, 4/30/17	223
90,000	Spain Government Bond, 4.20%, 1/31/37	135
400,000	Spain Government Bond, 5.85%, 1/31/22	595

		953

Sweden (EUR) (0%)
200,000	SBAB Bank AB, 2.38%, 9/04/20	246

United Kingdom (EUR) (1%)
165,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	231
150,000	Standard Chartered PLC, 4.00%, 10/21/25	183

		414

United Kingdom (GBP) (4%)
110,000	Aviva PLC, 6.13%, 11/14/36	198

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

75,000	Barclays Bank PLC, 6.75%, 1/16/23	$125
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	186
110,000	HSBC Bank PLC, 5.38%, 11/04/30	197
100,000	InterContinental Hotels Group PLC,
	6.00%, 12/09/16	163
100,000	Next PLC, 5.38%, 10/26/21	181
150,000	United Kingdom Gilt, 2.25%, 9/07/23	244
260,000	United Kingdom Gilt, 4.25%, 12/07/55	637
150,000	United Kingdom Gilt, 4.75%, 12/07/38	346

		2,277

United Kingdom (USD) (0%)
100,000	Nationwide Building Society 144A,
	6.25%, 2/25/20 (a)	120

United States (EUR) (1%)
100,000	Morgan Stanley, 5.38%, 8/10/20	139
100,000	National Grid North America Inc.,
	1.75%, 2/20/18	117

		256

United States (GBP) (0%)
110,000	Textron Inc., 6.63%, 4/07/20	198

United States (USD) (32%)
150,000	Air Lease Corp., 4.25%, 9/15/24	154
210,000	ARC Properties Operating Partnership LP/Clark Acquisition LLC, 3.00%, 2/06/19	201
120,000	Bank of America Corp., 4.00%, 4/01/24	129
200,000	Bank of America Corp., 4.20%, 8/26/24	208
130,000	Bank of America Corp., 6.88%, 4/25/18	150
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	226
100,000	BioMed Realty LP, 3.85%, 4/15/16	103
175,000	Buckeye Partners LP, 5.60%, 10/15/44	181
80,000	Buckeye Partners LP, 5.85%, 11/15/43	81
165,000	Carlyle Holdings II Finance LLC 144A,
	5.63%, 3/30/43 (a)	201
90,000	CBS Corp., 5.75%, 4/15/20	105
180,000	Continental Resources Inc./OK, 5.00%, 9/15/22	171
200,000	Digital Realty Trust LP, 5.88%, 2/01/20 (c)	229
90,000	Dignity Health, 3.13%, 11/01/22	93
152,000	Dow Chemical Co., 9.40%, 5/15/39	261
180,000	Energy Transfer Partners LP, 4.15%, 10/01/20	190
420,000	FNMA 30YR TBA, 4.50% (d)	456
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	179
118,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.50%, 11/15/20	125
150,000	FS Investment Corp., 4.25%, 1/15/20	152
50,000	General Electric Capital Corp., 5.88%, 1/14/38	66
200,000	Glencore Funding LLC 144A, 1.61%, 1/15/19 (a)	201
300,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	304
48,184	GreenPoint Mortgage Funding Trust,
	0.73%, 6/25/45	31
215,000	Health Care REIT Inc., 4.95%, 1/15/21	242
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	210
19,966	Indymac Index Mortgage Loan Trust,
	2.65%, 10/25/34	20
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	121
225,000	Kinder Morgan Energy Partners LP,
	4.25%, 9/01/24	234
250,000	Kinder Morgan Inc./DE, 4.30%, 6/01/25 (c)	262
260,000	KKR Group Finance Co. II LLC 144A,
	5.50%, 2/01/43 (a)	319

Principal or Shares	Security Description	Value (000)

145,000	McKesson Corp., 3.80%, 3/15/24	$156
115,000	MDC Holdings Inc., 6.00%, 1/15/43	95
200,000	Medtronic Inc. 144A, 3.15%, 3/15/22 (a)	210
45,000	MetLife Inc., 6.40%, 12/15/36	51
55,000	MetLife Inc., 10.75%, 8/01/39	91
200,000	Metropolitan Edison Co. 144A,
	3.50%, 3/15/23 (a)	206
200,000	Morgan Stanley, 4.10%, 5/22/23	207
100,000	Murphy Oil Corp., 2.50%, 12/01/17	98
170,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	285
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	71
150,000	Old Republic International Corp.,
	4.88%, 10/01/24	162
75,000	Owens Corning, 4.20%, 12/15/22	79
160,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	162
110,000	Prudential Financial Inc., 5.63%, 6/15/43	115
152,000	Prudential Financial Inc., 7.38%, 6/15/19	186
270,000	SBA Tower Trust 144A, 2.90%, 10/15/44 (a)	275
200,000	Scripps Networks Interactive Inc.,
	2.75%, 11/15/19	206
105,000	Select Income REIT, 4.50%, 2/01/25	106
150,000	Sempra Energy, 9.80%, 2/15/19	195
105,000	Southeast Supply Header LLC 144A,
	4.25%, 6/15/24 (a)	110
110,000	State Street Corp., 4.96%, 3/15/18	120
200,000	Synchrony Financial, 4.25%, 8/15/24	212
225,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	271
175,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	180
450,000	U.S. Treasury Bill - WI Post Auction,
	0.00%, 5/07/15 (e)	450
130,000	U.S. Treasury Bond, 4.38%, 2/15/38	183
2,350,000	U.S. Treasury Note, 0.38%, 1/15/16 (f)	2,355
500,000	U.S. Treasury Note, 0.75%, 3/31/18	499
226,000	U.S. Treasury Note, 0.88%, 1/31/17 (f)	228
2,100,000	U.S. Treasury Note, 0.88%, 2/28/17	2,116
1,000,000	U.S. Treasury Note, 2.63%, 11/15/20	1,071
170,000	Verizon Communications Inc., 6.40%, 2/15/38	221
80,000	Wachovia Corp., 5.50%, 8/01/35	97
200,000	Williams Companies Inc., 4.55%, 6/24/24 (c)	186

		16,860

Total Bonds (Cost - $41,045)		40,749

Investment Company (24%)
2,258,269	Payden Cash Reserves Money Market Fund *	2,258
316,916	Payden Emerging Markets Bond Fund,
	Institutional Class *	4,278
90,449	Payden Emerging Markets Local Bond Fund, Investor Class *	710
99,500	Payden Floating Rate Fund, Institutional Class *	981
651,672	Payden High Income Fund, Investor Class *	4,295

Total Investment Company (Cost - $13,611)		12,522

Total (Cost - $54,656) (101%)		53,271
Liabilities in excess of Other Assets (-1%)		(447)

Net Assets (100%)		$52,824

47    Payden Mutual Funds

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $842 and the total market value of the collateral held by the Fund is $867. Amounts in 000s.
(d)	Security was purchased on a delayed delivery basis.
(e)	Yield to maturity at time of purchase.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
2/9/2015	Australian Dollar (Sell 423)	The Royal Bank of Scotland PLC	$12
2/9/2015	British Pound (Sell 1,683)	HSBC Bank USA, N.A.	32
2/18/2015	British Pound (Sell 444)	HSBC Bank USA, N.A.	29
2/9/2015	Canadian Dollar (Sell 1,401)	Royal Bank of Canada	88
2/9/2015	Euro (Sell 5,907)	Citibank, N.A.	378
4/23/2015	Euro (Sell 2,096)	HSBC Bank USA, N.A.	26
2/9/2015	Euro (Sell 2,738)	Royal Bank of Canada	172
2/9/2015	Euro (Sell 4,046)	State Street Bank & Trust Co.	228
2/12/2015	India Rupee (Buy 47,140)	Barclays Bank PLC	4
4/21/2015	New Zealand Dollar (Sell 1,995)	State Street Bank & Trust Co.	92
2/18/2015	Swiss Franc (Buy 244)	The Royal Bank of Scotland PLC	13

			$1,074

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
2/18/2015	Australian Dollar (Buy 423)	The Royal Bank of Scotland PLC	$(36)
4/20/2015	Australian Dollar (Buy 1,899)	UBS AG	(65)
2/18/2015	Canadian Dollar (Buy 250)	The Royal Bank of Scotland PLC	(24)
2/18/2015	Euro (Buy 3,133)	Royal Bank of Canada	(359)
2/18/2015	Japanese Yen (Buy 50,300)	Barclays Bank PLC	(7)
4/14/2015	Japanese Yen (Sell 183,100)	Credit Suisse First Boston International	(17)
2/9/2015	Japanese Yen (Sell 776,800)	The Royal Bank of Scotland PLC	(119)
2/9/2015	Swiss Franc (Sell 244)	The Royal Bank of Scotland PLC	(23)

			$(650)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value(000)	Unrealized Appreciation (Depreciation) (000s)
34	Australian 3 Year Bond Future	Mar-15	$2,960	$25
2	Canadian 10 Year Bond Future	Mar-15	229	15
5	Euro-Bobl Future	Mar-15	740	8
8	Euro-Bund Future	Mar-15	1,441	57
8	Euro-Schatz Future	Mar-15	1,006	3
52	U.S. Treasury 10 Year Note Future	Mar-15	(6,806)	(238)
27	U.S. Treasury 5 Year Note Future	Mar-15	3,276	64

				$(66)

Payden Emerging Markets Bond Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (USD) (2%)
12,022,500	Argentine Republic Government International Bond, 2.50%, 12/31/38 (a)(b)	$6,282
8,959,023	Argentine Republic Government International Bond, 8.28%, 12/31/33 (a)(b)	8,309
2,430,000	Argentine Republic Government International Bond, 8.75%, 6/02/17 (a)(b)	2,272

		16,863

Armenia (USD) (2%)
13,630,000	Republic of Armenia 144A, 6.00%, 9/30/20 (c)	13,289

Australia (USD) (1%)
7,545,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (c)	8,220

Austria (USD) (0%)
2,280,000	ESAL GmbH 144A, 6.25%, 2/05/23 (c)(d)	2,164
1,085,000	JBS Investments GmbH 144A, 7.25%, 4/03/24 (c)	1,080

		3,244

Azerbaijan (USD) (1%)
3,865,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	3,521
6,590,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	6,014

		9,535

Barbados (USD) (0%)
3,835,000	Columbus International Inc. 144A, 7.38%, 3/30/21 (c)	3,960

Belarus (USD) (1%)
7,650,000	Republic of Belarus, 8.95%, 1/26/18	6,235

Bermuda (USD) (1%)
2,130,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (c)	2,083
3,800,000	Digicel Ltd. 144A, 8.25%, 9/01/17 (c)(d)	3,876

		5,959

Bolivia (USD) (0%)
2,500,000	Bolivian Government International Bond 144A, 5.95%, 8/22/23 (c)	2,581

Brazil (USD) (4%)
4,170,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 5.75%, 9/26/23 (c)(d)	4,335
1,405,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 6.50%, 6/10/19 (c)	1,505
13,160,000	Brazilian Government International Bond, 4.25%, 1/07/25 (d)	13,144
4,340,000	Cielo SA/Cielo USA Inc. 144A, 3.75%, 11/16/22 (c)	4,046
4,040,000	Samarco Mineracao SA 144A, 5.38%, 9/26/24 (c)	3,767
4,880,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (c)	2,452

		29,249

Canada (USD) (1%)
3,630,000	Evraz Inc. NA/Canada 144A, 7.50%, 11/15/19 (c)	3,222

Principal or Shares	Security Description	Value (000)

3,835,000	First Quantum Minerals Ltd. 144A, 6.75%, 2/15/20 (c)(d)	$3,279
3,940,000	Pacific Rubiales Energy Corp. 144A, 5.38%, 1/26/19 (c)(d)	2,600

		9,101

Cayman Islands (USD) (3%)
1,510,000	ADCB Finance Cayman Ltd., 4.50%, 3/06/23	1,567
4,140,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (c)	4,368
2,620,000	Comcel Trust 144A, 6.88%, 2/06/24 (c)(d)	2,718
4,170,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (c)	3,618
4,085,000	Kaisa Group Holdings Ltd. 144A, 8.88%, 3/19/18 (c)(d)	3,105
3,740,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (c)	2,758
3,740,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (c)	3,921

		22,055

Chile (USD) (2%)
2,500,000	Corp. Nacional del Cobre de Chile 144A, 4.88%, 11/04/44 (c)	2,545
3,355,000	Corp. Nacional del Cobre de Chile 144A, 5.63%, 10/18/43 (c)	3,787
4,360,000	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (c)	4,406
3,250,000	Empresa Nacional del Petroleo 144A, 4.38%, 10/30/24 (c)	3,251

		13,989

China (USD) (0%)
1,710,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	1,753

Colombia (USD) (3%)
4,840,000	Colombia Government International Bond, 4.00%, 2/26/24	5,034
1,860,000	Colombia Government International Bond, 5.63%, 2/26/44	2,158
3,600,000	Colombia Government International Bond, 6.13%, 1/18/41	4,401
3,635,000	Colombia Government International Bond, 7.38%, 9/18/37 (d)	4,934
3,865,000	Ecopetrol SA, 5.88%, 9/18/23	4,106
2,550,000	Ecopetrol SA, 5.88%, 5/28/45	2,461

		23,094

Costa Rica (CRC) (0%)
981,700,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (c)	1,828

Costa Rica (USD) (1%)
4,080,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (c)	4,100
4,020,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (c)	4,022

		8,122

Croatia (USD) (3%)
4,270,000	Croatia Government International Bond 144A, 6.00%, 1/26/24 (c)	4,704

49    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,015,000	Croatia Government International Bond, 6.38%, 3/24/21 (e)	$3,328
8,230,000	Croatia Government International Bond, 6.75%, 11/05/19 (d)(e)	9,120
3,835,000	Hrvatska Elektroprivreda 144A, 6.00%, 11/09/17 (c)	4,006

		21,158

Dominica Republic (USD) (3%)
3,050,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (c)(d)	2,932
3,000,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (c)	3,053
1,795,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (c)	1,961
2,490,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (c)	2,527
9,450,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (c)	10,442
3,495,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (c)	3,941

		24,856

El Salvador (USD) (1%)
2,770,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (c)	3,016
5,120,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (c)	5,133
1,680,000	Republic of El Salvador 144A, 6.38%, 1/18/27 (c)	1,730

		9,879

Georgia (USD) (2%)
3,840,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (c)	3,897
7,505,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (c)	7,891
4,431,000	Republic of Georgia 144A, 6.88%, 4/12/21 (c)	4,863

		16,651

Ghana (USD) (2%)
6,430,000	Republic of Ghana 144A, 7.88%, 8/07/23 (c)(d)	5,659
8,100,000	Republic of Ghana 144A, 8.13%, 1/18/26 (c)(d)	7,027
4,195,000	Republic of Ghana, 8.50%, 10/04/17 (d)(e)	4,200

		16,886

Honduras (USD) (1%)
8,700,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (c)	9,222

Hungary (USD) (3%)
2,820,000	Hungary Government International Bond, 5.38%, 3/25/24	3,220
4,660,000	Magyar Export-Import Bank Zrt 144A, 4.00%, 1/30/20 (c)	4,712
2,295,000	MFB Magyar Fejlesztesi Bank Zrt 144A, 6.25%, 10/21/20 (c)	2,594
5,280,000	Republic of Hungary, 4.13%, 2/19/18	5,547
5,550,000	Republic of Hungary, 6.25%, 1/29/20	6,400

		22,473

India (USD) (0%)
1,771,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	1,807

Indonesia (USD) (5%)
3,020,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (c)(d)	3,118

Principal or Shares	Security Description	Value (000)

3,370,000	Indonesia Government International Bond 144A, 5.13%, 1/15/45 (c)	$3,589
3,660,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (c)	4,108
3,680,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (c)	4,269
5,720,000	Indonesia Government International Bond, 8.50%, 10/12/35 (e)	8,394
4,115,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (c)	6,039
9,020,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (c)	9,246
3,910,000	Pertamina Persero PT 144A, 6.45%, 5/30/44 (c)	4,281

		43,044

Ireland (USD) (0%)
3,550,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18 (e)	3,390

Israel (USD) (0%)
3,120,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (c)	3,173

Ivory Coast (USD) (2%)
17,210,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (c)	16,353

Jamaica (USD) (1%)
7,135,000	Jamaica Government International Bond, 7.63%, 7/09/25 (d)	7,795

Kazakhstan (USD) (3%)
8,820,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (c)	7,210
3,650,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (c)	2,985
4,840,000	Kazakhstan Government International Bond 144A, 4.88%, 10/14/44 (c)(d)	4,257
5,260,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/30/43 (c)	4,287
3,090,000	KazMunayGas National Co. JSC 144A, 6.00%, 11/07/44 (c)(d)	2,540
4,530,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (c)(d)	4,485

		25,764

Kenya (USD) (1%)
9,100,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (c)	9,123

Luxembourg (USD) (1%)
4,250,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (c)	4,059

Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,996
71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (c)	4,684

		6,680

Mexico (USD) (5%)
2,680,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (c)	2,787
1,820,000	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (c)	1,865
1,260,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (c)	1,320

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,700,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (c)	$2,642
2,700,000	Mexico Government International Bond, 4.00%, 10/02/23	2,859
8,375,000	Mexico Government International Bond, 4.60%, 1/23/46	8,982
443,000	Mexico Government International Bond, 5.55%, 1/21/45	539
2,460,000	Petroleos Mexicanos 144A, 5.50%, 6/27/44 (c)	2,485
1,925,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,944
2,050,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,294
10,050,000	Petroleos Mexicanos, 6.63%, 6/15/35	11,581
4,450,000	Unifin Financiera SA de CV 144A, 6.25%, 7/22/19 (c)	3,883

		43,181

Morocco (USD) (1%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,964
6,740,000	OCP SA 144A, 5.63%, 4/25/24 (c)	7,373

		9,337

Netherlands (USD) (2%)
4,140,000	Ajecorp BV 144A, 6.50%, 5/14/22 (c)	3,374
2,600,000	GTB Finance BV 144A, 6.00%, 11/08/18 (c)	2,307
7,050,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (c)	6,853
3,530,000	Kazakhstan Temir Zholy Finance BV 144A, 6.95%, 7/10/42 (c)	3,240
1,700,000	Majapahit Holding BV 144A, 7.88%, 6/29/37 (c)	2,136
2,170,000	VTR Finance BV 144A, 6.88%, 1/15/24 (c)	2,181

		20,091

Nigeria (USD) (0%)
3,740,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (c)	3,207

Pakistan (USD) (1%)
4,700,000	Pakistan Government International Bond 144A, 7.25%, 4/15/19 (c)	4,812
6,240,000	Pakistan Government International Bond 144A, 8.25%, 4/15/24 (c)	6,491

		11,303

Panama (USD) (4%)
3,410,000	AES El Salvador Trust II 144A, 6.75%, 3/28/23 (c)	3,222
3,880,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (c)	3,938
3,670,000	Republic of Panama, 5.20%, 1/30/20	4,116
12,670,000	Republic of Panama, 6.70%, 1/26/36	17,200
2,735,000	Republic of Panama, 9.38%, 4/01/29	4,301

		32,777

Paraguay (USD) (1%)
5,870,000	Republic of Paraguay 144A, 6.10%, 8/11/44 (c)	6,479
1,050,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (c)	1,081

		7,560

Peru (USD) (3%)
2,720,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (c)	3,028

Principal or Shares	Security Description	Value (000)

4,325,000	El Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (c)(d)	$4,241
2,420,000	Peruvian Government International Bond, 5.63%, 11/18/50	2,995
1,385,000	Peruvian Government International Bond, 7.35%, 7/21/25	1,891
4,675,000	Republic of Peru, 6.55%, 3/14/37	6,206
4,470,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (c)(d)	4,381
3,560,000	Union Andina de Cementos SAA 144A, 5.88%, 10/30/21 (c)(d)	3,533

		26,275

Philippines (USD) (4%)
5,322,000	Philippine Government International Bond, 3.95%, 1/20/40	5,874
3,080,000	Power Sector Assets & Liabilities Management Corp. 144A, 7.39%, 12/02/24 (c)	4,123
2,000,000	Republic of Philippines, 4.20%, 1/21/24 (d)	2,253
6,550,000	Republic of Philippines, 6.38%, 10/23/34	9,309
4,383,000	Republic of Philippines, 7.75%, 1/14/31	6,668
4,680,000	San Miguel Corp., 4.88%, 4/26/23	4,282

		32,509

Romania (USD) (2%)
4,100,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (c)	4,477
1,580,000	Romanian Government International Bond 144A, 4.88%, 1/22/24 (c)	1,788
3,020,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (c)	4,035
4,030,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (c)	4,960

		15,260

Russian Federation (USD) (1%)
1,600,000	Russian Foreign Bond - Eurobond 144A, 3.50%, 1/16/19 (c)	1,398
1,900,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (c)	1,611
5,321,875	Russian Foreign Bond - Eurobond 144A, 7.50%, 3/31/30 (c)	5,365

		8,374

Senegal (USD) (1%)
9,530,000	Republic of Senegal 144A, 6.25%, 7/30/24 (c)	9,512
2,260,000	Republic of Senegal 144A, 8.75%, 5/13/21 (c)	2,588

		12,100

Serbia (USD) (1%)
2,850,000	Republic of Serbia 144A, 5.25%, 11/21/17 (c)	2,965
1,770,000	Republic of Serbia 144A, 5.88%, 12/03/18 (c)	1,878

		4,843

Singapore (INR) (0%)
40,000,000	Standard Chartered Bank/Singapore, 7.16%, 5/23/23	625
35,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	560
17,000,000	Standard Chartered Bank/Singapore, 8.83%, 11/29/23	293

		1,478

51    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Singapore (USD) (0%)
2,850,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (c)	$2,864

South Africa (USD) (2%)
9,310,000	Eskom Holdings SOC Ltd. 144A, 5.75%, 1/26/21 (c)	9,333
3,770,000	South Africa Government International Bond, 5.50%, 3/09/20	4,161
6,920,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (c)	6,783

		20,277

Sri Lanka (USD) (2%)
2,370,000	Bank of Ceylon 144A, 6.88%, 5/03/17 (c)	2,462
3,710,000	National Savings Bank 144A, 8.88%, 9/18/18 (c)	4,109
1,905,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (c)	2,005
3,400,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (c)	3,468
6,300,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (c)	6,591

		18,635

Sweden (USD) (1%)
3,640,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (c)	4,137

Tanzania (USD) (1%)
8,000,000	United Republic of Tanzania, 6.33%, 3/09/20 (e)	8,160

TN (USD) (1%)
4,620,000	Banque Centrale de Tunisie SA 144A, 5.75%, 1/30/25 (c)	4,712

Turkey (USD) (4%)
6,380,000	Export Credit Bank of Turkey 144A, 5.00%, 9/23/21 (c)	6,563
1,880,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (c)	2,014
2,500,000	Republic of Turkey, 4.88%, 4/16/43	2,628
3,460,000	Republic of Turkey, 6.88%, 3/17/36	4,485
4,060,000	Republic of Turkey, 7.38%, 2/05/25	5,185
3,330,000	Republic of Turkey, 8.00%, 2/14/34	4,766
4,050,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (c)	4,167

		29,808

Ukraine (USD) (1%)
5,645,000	Ukraine Government International Bond 144A, 7.50%, 4/17/23 (c)	2,876
3,600,000	Ukraine Government International Bond 144A, 7.75%, 9/23/20 (c)	1,901
5,490,000	Ukraine Government International Bond 144A, 7.80%, 11/28/22 (c)	2,801

		7,578

United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (c)	4,612
250,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (c)	4,000

		8,612

United States (USD) (1%)
5,420,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (c)	5,994

Uruguay (USD) (3%)
17,390,000	Uruguay Government International Bond, 4.50%, 8/14/24 (d)	19,077

Principal or Shares	Security Description	Value (000)

3,019,580	Uruguay Government International Bond, 5.10%, 6/18/50	$3,291

		22,368

Venezuela (USD) (2%)
3,500,000	Petroleos de Venezuela SA, 5.25%, 4/12/17 (d)(e)	1,314
14,560,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	4,468
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (c)	2,053
9,740,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (d)(e)	3,472
4,225,000	Petroleos de Venezuela SA 144A, 9.75%, 5/17/35 (c)	1,516
7,510,000	Republic of Venezuela, 6.00%, 12/09/20 (e)	2,422
2,460,000	Republic of Venezuela, 7.00%, 3/31/38 (e)	793
6,144,000	Republic of Venezuela, 7.65%, 4/21/25	2,012

		18,050

Virgin Islands (British) (USD) (1%)
4,220,000	Star Energy Geothermal Wayang Windu Ltd. 144A, 6.13%, 3/27/20 (c)	4,252
4,010,000	Yingde Gases Investment Ltd. 144A, 8.13%, 4/22/18 (c)	3,408

		7,660

Zambia (USD) (1%)
7,665,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (c)	8,103

Total Bonds (Cost - $840,716)		816,643

Investment Company (7%)
60,446,428	Payden Cash Reserves Money Market Fund *
	(Cost - $60,446)	60,446

Total (Cost - $901,162) (105%)		877,089
Liabilities in excess of Other Assets (-5%)		(40,137)

Net Assets (100%)		$836,952

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(b)	Non-income producing security.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $43,075 and the total market value of the collateral held by the Fund is $45,000. Amounts in 000s.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Emerging Markets Bond Fund continued

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/25/2015	Euro (Sell 20,305)	Barclays Bank PLC	$2,152
3/25/2015	South African Rand (Sell 71,750)	HSBC Bank USA, N.A.	34

			$2,186

Liabilities:
2/25/2015	Euro (Buy 2,124)	Barclays Bank PLC	$(232)
2/27/2015	Japanese Yen (Sell 1,963,100)	Barclays Bank PLC	(99)
2/19/2015	Mexican Peso (Sell 102,320)	Credit Suisse First Boston International	(3)
3/25/2015	Turkish Lira (Buy 14,741)	Barclays Bank PLC	(215)

			$(549)

53    Payden Mutual Funds

Payden Emerging Markets Local Bond Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (93%)
Brazil (BRL) (9%)
19,654,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	$7,043
6,740,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/18	2,412
7,702,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/21	2,645
3,994,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/23	1,352
3,795,000	Brazil Notas do Tesouro Nacional,
	10.00%, 1/01/25	1,268
2,250,000	BRF SA 144A, 7.75%, 5/22/18 (a)	717

		15,437

Chile (CLP) (0%)
129,000,000	Republic of Chile, 5.50%, 8/05/20	217

Colombia (COP) (7%)
1,920,000,000	Colombian TES, 5.00%, 11/21/18	789
5,145,000,000	Colombian TES, 7.00%, 5/04/22	2,198
4,090,000,000	Colombian TES, 7.25%, 6/15/16	1,738
7,039,000,000	Colombian TES, 10.00%, 7/24/24	3,582
1,895,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	839
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	550
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 (a)	514
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	454
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 (a)	666

		11,330

Costa Rica (CRC) (0%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	407

Germany (IDR) (3%)
31,000,000,000	Deutsche Bank AG/London 144A, 5.63%, 5/17/23 (a)	2,254
9,000,000,000	Deutsche Bank AG/London 144A, 7.00%, 5/17/22 (a)	717
28,000,000,000	Deutsche Bank AG/London 144A, 8.25%, 6/17/32 (a)	2,392

		5,363

Hungary (HUF) (3%)
82,300,000	Hungary Government Bond, 4.00%, 4/25/18	318
302,000,000	Hungary Government Bond, 5.50%, 6/24/25	1,367
172,960,000	Hungary Government Bond, 6.75%, 11/24/17	714
677,810,000	Hungary Government Bond, 7.00%, 6/24/22	3,171

		5,570

Indonesia (IDR) (1%)
10,000,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	868

Ireland (RUB) (0%)
33,000,000	Russian Railways via RZD Capital PLC, 8.30%, 4/02/19 (b)	349

Luxembourg (BRL) (0%)
2,350,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 (a)	749

Malaysia (MYR) (7%)
5,620,000	Malaysia Government Bond, 3.17%, 7/15/16	1,545

Principal or Shares	Security Description	Value (000)

5,375,000	Malaysia Government Bond, 3.31%, 10/31/17	$1,473
14,680,000	Malaysia Government Bond, 3.89%, 7/31/20	4,068
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,389
2,110,000	Malaysia Government Bond, 4.16%, 7/15/21	594
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	1,254
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	736

		11,059

Mexico (MXN) (12%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	1,024
72,300	America Movil SAB de CV, 6.45%, 12/05/22	483
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	444
17,573,500	Mexican Bonos, 6.50%, 6/10/21	1,277
43,450,000	Mexican Bonos, 6.50%, 6/09/22	3,157
35,200,000	Mexican Bonos, 7.75%, 5/29/31	2,866
21,700,000	Mexican Bonos, 7.75%, 11/13/42	1,813
30,500,000	Mexican Bonos, 8.00%, 6/11/20	2,357
14,640,000	Mexican Bonos, 8.50%, 5/31/29	1,254
17,380,000	Mexican Bonos, 8.50%, 11/18/38	1,550
19,300,100	Mexican Bonos, 10.00%, 12/05/24	1,757
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	1,183
9,900,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	648

		19,813

Nigeria (NGN) (1%)
241,500,000	Republic of Nigeria 144A, 13.05%, 8/16/16 (a)	1,254
75,700,000	Republic of Nigeria 144A, 16.00%, 6/29/19 (a)	414
36,280,000	Republic of Nigeria 144A, 16.39%, 1/27/22 (a)	203

		1,871

Peru (PEN) (2%)
2,410,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	809
1,000,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	367
1,550,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	576
2,070,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	835

		2,587

Philippines (PHP) (1%)
62,000,000	Republic of Philippines, 6.25%, 1/14/36	1,657

Poland (PLN) (9%)
9,960,000	Poland Government Bond, 2.50%, 7/25/18	2,771
7,000,000	Poland Government Bond, 3.25%, 7/25/25	2,119
8,942,000	Poland Government Bond, 4.00%, 10/25/23	2,819
6,765,000	Poland Government Bond, 5.50%, 10/25/19	2,141
2,670,000	Poland Government Bond, 5.75%, 10/25/21	902
15,310,000	Poland Government Bond, 5.75%, 9/23/22	5,284

		16,036

Romania (RON) (2%)
2,750,000	Romania Government Bond, 5.60%, 11/28/18	793
2,480,000	Romania Government Bond, 5.85%, 4/26/23	781
5,700,000	Romania Government Bond, 5.95%, 6/11/21	1,759

		3,333

Russian Federation (RUB) (2%)
153,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	1,520
5,700,000	Russian Federal Bond - OFZ, 7.40%, 4/19/17	72
26,420,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	284
75,180,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	782

		2,658

Singapore (INR) (0%)
14,000,000	Standard Chartered Bank/Singapore,
	8.83%, 11/29/23	241

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
South Africa (ZAR) (9%)
47,650,000	Republic of South Africa, 6.25%, 3/31/36	$3,484
23,285,019	Republic of South Africa, 6.50%, 2/28/41	1,719
43,405,000	Republic of South Africa, 6.75%, 3/31/21	3,740
26,150,000	Republic of South Africa, 7.00%, 2/28/31	2,136
6,298,852	Republic of South Africa, 7.25%, 1/15/20	556
2,145,000	Republic of South Africa, 8.25%, 9/15/17	193
22,330,000	Republic of South Africa, 10.50%, 12/21/26	2,448
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	1,009

		15,285

Thailand (THB) (7%)
41,200,000	Thailand Government Bond, 3.45%, 3/08/19	1,315
67,470,000	Thailand Government Bond, 3.65%, 12/17/21	2,223
116,710,000	Thailand Government Bond, 3.88%, 6/13/19	3,809
120,200,000	Thailand Government Bond, 4.88%, 6/22/29	4,541

		11,888

Turkey (TRY) (9%)
2,320,000	Akbank TAS 144A, 7.50%, 2/05/18 (a)	911
7,535,000	Turkey Government Bond, 7.10%, 3/08/23	3,079
2,292,824	Turkey Government Bond, 8.80%, 11/14/18	999
710,000	Turkey Government Bond, 9.00%, 1/27/16	296
6,725,000	Turkey Government Bond, 9.00%, 3/08/17	2,871
3,695,000	Turkey Government Bond, 9.00%, 7/24/24	1,715
150,000	Turkey Government Bond, 9.50%, 1/12/22	70
2,620,000	Turkey Government Bond, 10.40%, 3/20/24	1,306
8,640,000	Turkey Government Bond, 10.50%, 1/15/20	4,070
1,780,000	Turkey Government Bond, 10.70%, 2/24/16	757

		16,074

United Kingdom (IDR) (2%)
11,400,000,000	Standard Chartered Bank 144A, 8.38%, 9/17/26 (a)	990
5,800,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/19/24 (a)	498
20,000,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 9/17/26 (a)	1,736

		3,224

United Kingdom (INR) (2%)
60,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (a)	938
111,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (a)	1,776
51,000,000	Standard Chartered Bank/Singapore 144A, 8.83%, 11/29/23 (a)	879

		3,593

United States (IDR) (5%)
5,500,000,000	JPMorgan Chase Bank, N.A., 8.38%, 3/19/24	472
14,000,000,000	JPMorgan Chase Bank, N.A., 8.38%, 3/17/34	1,215
63,130,000,000	JPMorgan Chase Bank, N.A. 144A, 9.50%, 7/17/31 (a)	5,993

		7,680

Total Bonds (Cost - $178,583)		157,289

Investment Company (7%)
8,500,973	Payden Cash Reserves Money Market Fund *	8,501
375,723	Payden Emerging Markets Corporate Bond Fund, Institutional Class *	3,708

Total Investment Company (Cost - $12,401)		12,209

Principal or Shares	Security Description	Value (000)

Total (Cost - $ 190,984) (100%)		$169,498
Other Assets, net of Liabilities (0%)		701

Net Assets (100%)		$170,199

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/25/2015	Euro (Sell 7,500)	Barclays Bank PLC	$724
2/19/2015	Mexican Peso (Sell 19,450)	Credit Suisse First Boston International	17
3/17/2015	Nuevo Sol (Sell 862)	Barclays Bank PLC	—
3/11/2015	Philippine Peso (Sell 35,500)	HSBC Bank USA, N.A.	1
3/25/2015	South African Rand (Sell 24,190)	HSBC Bank USA, N.A.	11

			$753

Liabilities:
4/29/2015	Brazilian Real (Sell 3,716)	HSBC Bank USA, N.A.	$(2)
2/27/2015	Japanese Yen (Sell 603,300)	Barclays Bank PLC	(28)
3/23/2015	Malaysian Ringgit (Buy 15,421)	HSBC Bank USA, N.A.	(115)
2/17/2015	Russian Ruble (Buy 118,990)	HSBC Bank USA, N.A.	(323)
3/12/2015	Russian Ruble (Buy 88,340)	HSBC Bank USA, N.A.	(353)
3/25/2015	Turkish Lira (Buy 4,969)	Barclays Bank PLC	(73)

			$(894)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays Bank PLC	7.145%	JIBA3M Index	Jan-20	ZAR 25,000	$57

55    Payden Mutual Funds

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - January 31, 2015 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Australia (USD) (2%)
440,000	Australia & New Zealand Banking Group Ltd. 144A, 4.50%, 3/19/24 (a)	$464
200,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (a)	218
245,000	FMG Resources August 2006 Pty Ltd. 144A, 8.25%, 11/01/19 (a)(b)	218

		900

Austria (USD) (1%)
280,000	ESAL GmbH 144A, 6.25%, 2/05/23 (a)	266

Azerbaijan (USD) (1%)
440,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	401

Barbados (USD) (1%)
410,000	Columbus International Inc. 144A, 7.38%, 3/30/21 (a)	423

Bermuda (USD) (5%)
220,000	Aircastle Ltd., 5.50%, 2/15/22	227
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	508
680,000	Digicel Ltd. 144A, 8.25%, 9/01/17 (a)	694
440,000	GCX Ltd. 144A, 7.00%, 8/01/19 (a)	452

		1,881

Brazil (USD) (2%)
235,000	Cielo SA / Cielo USA Inc. 144A, 3.75%, 11/16/22 (a)	219
410,000	Samarco Mineracao SA 144A, 5.38%, 9/26/24 (a)	382
420,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)	211

		812

Canada (USD) (3%)
210,000	Air Canada 144A, 7.75%, 4/15/21 (a)	219
435,000	Evraz Inc. NA Canada 144A, 7.50%, 11/15/19 (a)	386
205,000	First Quantum Minerals Ltd. 144A, 6.75%, 2/15/20 (a)	175
675,000	Pacific Rubiales Energy Corp. 144A, 5.38%, 1/26/19 (a)(b)	446

		1,226

Cayman Islands (USD) (13%)
470,000	ADCB Finance Cayman Ltd., 3.13%, 5/28/23	471
250,000	AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 144A, 9.50%, 11/12/20 (a)	264
200,000	Agile Property Holdings Ltd., 9.88%, 3/20/17	202
510,000	Baidu Inc., 3.50%, 11/28/22	519
330,000	Comcel Trust, 6.88%, 2/06/24 (c)	342
490,000	Golden Eagle Retail Group Ltd. 144A, 4.63%, 5/21/23 (a)	425
485,000	Hutchison Whampoa International 12 Ltd. 144A, 6.00%, 5/29/49 (a)	516
425,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	422
200,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	209
260,000	Kaisa Group Holdings Ltd. 144A, 8.88%, 3/19/18 (a)(b)	198
235,000	MAF Global Securities Ltd., 4.75%, 5/07/24 (c)	246

Principal or Shares	Security Description	Value (000)

420,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/04/20 (a)	$396
195,500	Odebrecht Drilling Norbe VIII / IX Ltd. 144A, 6.35%, 6/30/21 (a)	157
260,000	Odebrecht Finance Ltd. 144A, 7.13%, 6/26/42 (a)	192
200,000	TAM Capital 3 Inc. 144A, 8.38%, 6/03/21 (a)	210
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	207
220,000	Vale Overseas Ltd., 4.38%, 1/11/22 (b)	210

		5,186

Chile (USD) (4%)
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	301
360,000	Corpbanca SA, 3.13%, 1/15/18	361
220,000	Empresa Electrica Angamos SA 144A, 4.88%, 5/25/29 (a)	222
340,000	Empresa Nacional del Petroleo 144A, 4.38%, 10/30/24 (a)	340
300,000	GNL Quintero SA 144A, 4.63%, 7/31/29 (a)	311
300,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	300

		1,835

China (USD) (1%)
230,000	Bank of China Ltd. 144A, 5.00%, 11/13/24 (a)	246
250,000	Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	256

		502

Colombia (USD) (1%)
370,000	Ecopetrol SA, 4.13%, 1/16/25	349
220,000	Ecopetrol SA, 5.88%, 5/28/45	212

		561

Costa Rica (USD) (0%)
200,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	201

Dominica Republic (USD) (1%)
320,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (a)(b)	308

Georgia (USD) (1%)
250,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	254

Ghana (USD) (1%)
230,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)(b)	203
240,000	Republic of Ghana 144A, 8.13%, 1/18/26 (a)(b)	208

		411

India (USD) (2%)
260,000	ICICI Bank Ltd./Dubai 144A, 4.70%, 2/21/18 (a)	276
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	204
260,000	State Bank of India/London 144A,
	4.13%, 8/01/17 (a)	273

		753

Indonesia (USD) (2%)
520,000	Bank Rakyat Indonesia Persero Tbk PT,
	2.95%, 3/28/18 (c)	521
200,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	205
260,000	Perusahaan Gas Negara Persero Tbk PT 144A, 5.13%, 5/16/24 (a)	275

		1,001

Ireland (USD) (1%)
385,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 144A, 9.13%, 4/30/18 (a)	368

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Isle of Man (USD) (1%)
410,000	AngloGold Ashanti Holdings PLC, 8.50%, 7/30/20 (b)	$443

Israel (USD) (3%)
445,000	Israel Electric Corp. Ltd., 2.00%, 1/17/18	436
350,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	393
220,000	SUAM Finance BV 144A, 4.88%, 4/17/24 (a)	223

		1,052

Japan (USD) (1%)
350,000	Ymobile Corp. 144A, 8.25%, 4/01/18 (a)	369

Kazakhstan (USD) (2%)
200,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 5/03/17 (a)	198
240,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/30/43 (a)	196
200,000	KazMunayGas National Co. JSC 144A, 6.00%, 11/07/44 (a)(b)	164
180,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	197

		755

Luxembourg (USD) (3%)
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	249
208,769	Ardagh Finance Holdings SA 144A, 8.63%, 6/15/19 (a)(b)	209
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	248
270,000	Millicom International Cellular SA 144A, 4.75%, 5/22/20 (a)	255
270,000	TMK OAO Via TMK Capital SA, 6.75%, 4/03/20 (c)	155

		1,116

Marshall Islands (USD) (1%)
500,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	595

Mexico (MXN) (0%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	223

Mexico (USD) (9%)
235,000	Alfa SAB de CV 144A, 5.25%, 3/25/24 (a)	246
340,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (a)(b)	354
200,000	Cemex SAB de CV 144A, 9.50%, 6/15/18 (a)	218
440,000	Elementia SAB de CV 144A, 5.50%, 1/15/25 (a)	422
450,000	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	461
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	209
230,000	Grupo Cementos de Chihuahua SAB de CV 144A, 8.13%, 2/08/20 (a)	245
300,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	294
250,000	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	253
200,000	Mexico Government International Bond, 3.63%, 3/15/22	206
200,000	Petroleos Mexicanos, 5.50%, 1/21/21	217
540,000	Unifin Financiera SA de CV 144A, 6.25%, 7/22/19 (a)	471

		3,596

Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	208

Principal or Shares	Security Description	Value (000)

460,000	OCP SA 144A, 5.63%, 4/25/24 (a)	$503

		711

Netherlands (USD) (5%)
300,000	Ajecorp BV 144A, 6.50%, 5/14/22 (a)	244
490,000	GTB Finance BV 144A, 6.00%, 11/08/18 (a)	435
480,000	Indosat Palapa Co. BV 144A, 7.38%, 7/29/20 (a)	505
290,000	Listrindo Capital BV 144A, 6.95%, 2/21/19 (a)	307
285,000	Lukoil International Finance BV 144A, 4.56%, 4/24/23 (a)	218
215,000	Lukoil International Finance BV 144A, 6.13%, 11/09/20 (a)	187
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	327

		2,223

Panama (USD) (1%)
220,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (a)	223

Paraguay (USD) (1%)
385,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	408

Peru (USD) (4%)
200,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	223
190,000	Banco de Credito del Peru/Panama 144A, 5.38%, 9/16/20 (a)	209
430,000	BBVA Banco Continental SA 144A, 5.25%, 9/22/29 (a)	441
320,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	314
320,000	Union Andina de Cementos SAA 144A, 5.88%, 10/30/21 (a)	318

		1,505

Philippines (USD) (1%)
440,000	San Miguel Corp., 4.88%, 4/26/23	403

Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.84%, 9/30/27 (a)	292

Senegal (USD) (1%)
200,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	229

Singapore (USD) (1%)
320,000	Flextronics International Ltd., 4.63%, 2/15/20	334
250,000	TBG Global Pte Ltd. 144A, 4.63%, 4/03/18 (a)	251

		585

South Korea (USD) (2%)
260,000	Korea Development Bank, 3.00%, 3/17/19	272
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	453

		725

Spain (USD) (0%)
200,000	Banco Bilbao Vizcaya Argentaria SA, 9.00%, 5/29/49	218

Sri Lanka (USD) (0%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	221

Sweden (USD) (2%)
420,000	Eileme 2 AB 144A, 11.63%, 1/31/20 (a)	477
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	509

		986

57    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Turkey (USD) (4%)
330,000	Akbank TAS 144A, 4.00%, 1/24/20 (a)	$328
550,000	Turkiye Garanti Bankasi AS 144A,
	4.00%, 9/13/17 (a)	559
270,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.00%, 10/31/18 (a)	278
210,000	Turkiye Vakiflar Bankasi Tao 144A,
	5.75%, 4/24/17 (a)	220
200,000	Turkiye Vakiflar Bankasi Tao 144A,
	6.88%, 2/03/25 (a)	198

		1,583

United Arab Emirates (USD) (3%)
390,000	Abu Dhabi National Energy Co. 144A,
	5.88%, 12/13/21 (a)	467
200,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	235
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19 (b)	282
200,000	Ruwais Power Co. PJSC 144A,
	6.00%, 8/31/36 (a)	240

		1,224

United Kingdom (USD) (1%)
225,000	HSBC Holdings PLC, 5.63%, 12/29/49 (b)	228
230,000	Vedanta Resources PLC 144A,
	9.50%, 7/18/18 (a)(b)	229

		457

United States (USD) (6%)
205,571	American Airlines 2013-1 Class B Pass Through
	Trust 144A, 5.63%, 1/15/21 (a)	213
470,000	Cemex Finance LLC 144A, 9.38%, 10/12/22 (a)	520
240,000	Citigroup Inc., 5.80%, 11/29/49	241
200,000	CONSOL Energy Inc., 8.25%, 4/01/20 (b)	202
410,000	First Cash Financial Services Inc.,
	6.75%, 4/01/21	424
275,000	FS Investment Corp., 4.25%, 1/15/20	279
225,000	Morgan Stanley, 4.30%, 1/27/45	237
195,000	Reynolds Group Issuer Inc., 9.88%, 8/15/19	208
200,000	Sprint Capital Corp., 6.90%, 5/01/19	204

		2,528

Virgin Islands (British) (USD) (2%)
350,000	Star Energy Geothermal Wayang Windu Ltd.
	144A, 6.13%, 3/27/20 (a)	353

Principal or Shares	Security Description	Value (000)

460,000	Yingde Gases Investment Ltd. 144A, 8.13%, 4/22/18 (a)	$391

		744

Total Bonds (Cost - $41,383)		40,703

Investment Company (10%)
4,313,510	Payden Cash Reserves Money Market Fund * (Cost - $4,314)	4,314

Total (Cost - $45,697) (109%)		45,017
Liabilities in excess of Other Assets (-9%)		(3,769)

Net Assets (100%)		$41,248

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $3,838 and the total market value of the collateral held by the Fund is $3,933. Amounts in 000s.
(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
2/19/2015	Mexican Peso (Sell 3,440)	Credit Suisse	$22
		First Boston
		International

Payden Equity Income Fund

Schedule of Investments - January 31, 2015 (Unaudited)
Principal or Shares	Security Description	Value (000)
Stocks (99%)
Common Stock (90%)
158,400	AbbVie Inc.	$9,559
295,200	Altria Group Inc.	15,675
113,500	Ameren Corp.	5,139
156,400	Arthur J Gallagher & Co.	6,949
145,000	AT&T Inc.	4,773
146,300	Bank of Hawaii Corp. (a)	8,260
227,400	BioMed Realty Trust Inc.	5,560
198,500	Chesapeake Lodging Trust	7,289
63,400	Chevron Corp.	6,500
305,300	Cisco Systems Inc.	8,049
112,200	CME Group Inc.	9,571
85,100	ConocoPhillips	5,360
96,100	Corrections Corp. of America	3,779
83,400	Deere & Co.	7,105
170,200	Dow Chemical Co.	7,686
106,000	Duke Energy Corp.	9,237
87,200	EI du Pont de Nemours & Co.	6,210
138,300	Equity Residential	10,733
329,600	Federated Investors Inc.	10,419
412,500	General Electric Co.	9,855
135,000	General Mills Inc.	7,085
136,200	Hasbro Inc.	7,480
347,800	Intel Corp.	11,491
139,900	International Paper Co.	7,367
85,600	Johnson & Johnson	8,572
199,200	JPMorgan Chase & Co.	10,833
82,400	Kimberly-Clark Corp.	8,896
243,000	Kinder Morgan Inc.	9,975
148,100	Kraft Foods Group Inc.	9,677
71,400	Lockheed Martin Corp.	13,450
157,300	Lorillard Inc.	10,320
194,600	Maxim Integrated Products Inc.	6,439
52,800	McDonald’s Corp.	4,881
171,300	Merck & Co. Inc.	10,326
111,600	Microchip Technology Inc. (a)	5,033
304,600	Microsoft Corp.	12,306
211,100	Paychex Inc.	9,554
396,700	Pfizer Inc.	12,397
59,300	Philip Morris International Inc.	4,758
52,600	Public Storage	10,564
412,800	Regal Entertainment Group (a)	8,735
66,800	Royal Dutch Shell PLC	4,275
41,200	Simon Property Group Inc.	8,185
171,500	Six Flags Entertainment Corp.	7,368
171,300	Southern Co.	8,688
169,200	Target Corp.	12,455
212,500	Verizon Communications Inc.	9,713
193,200	Waste Management Inc.	9,936
182,100	Wells Fargo & Co.	9,455

Principal or Shares	Security Description	Value (000)

128,400	Westar Energy Inc.	$5,485
130,300	Williams Companies Inc.	5,715
33,000	Wynn Resorts Ltd.	4,882

		434,004

Master Limited Partnerships (4%)
259,500	Enterprise Products Partners LP	8,937
27,800	Magellan Midstream Partners LP	2,155
74,300	MarkWest Energy Partners LP	4,379
144,000	Plains All American Pipeline LP	7,141

		22,612

Preferred Stock (5%)
95,700	Bank of America Corp.	2,484
19,500	Bank of America Corp.	494
137,000	DDR Corp.	3,665
95,900	Discover Financial Services	2,525
196,600	Goldman Sachs Group Inc. (a)	4,962
49,000	Public Storage (a)	1,260
110,900	US Bancorp (a)	3,280
192,600	Wells Fargo & Co.	5,021

		23,691

Total Stocks (Cost - $446,338)		480,307

Investment Company (5%)
21,187,196	Payden Cash Reserves Money Market Fund *
	(Cost - $21,187)	21,187

Total Investment Company (Cost - $21,187)		21,187

Total (Cost - $467,525) (104%)		501,494
Liabilities in excess of Other Assets (-4%)		(17,824)

Net Assets (100%)		$483,670

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $8,312 and the total market value of the collateral held by the Fund is $8,619. Amount in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (000s)
Assets:
2/26/2015	British Pound (Sell 3,000)	HSBC Bank USA, N.A.	$173

59    Payden Mutual Funds

Payden / Kravitz Cash Balance Plan Fund

Schedule of Investments - January 31, 2015 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (12%)
484,897	American Homes 4 Rent 2014-SFR1 144A,
	1.25%, 6/17/31 (a)	$479
1,580,000	Apidos CDO 144A, 3.75%, 4/15/25 (a)	1,503
1,750,000	Babson CLO Ltd./Cayman Islands 144A,
	3.76%, 4/20/25 (a)	1,682
1,750,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.01%, 4/18/25 (a)	1,674
1,750,000	Cent CLO LP 144A, 3.71%, 7/23/25 (a)	1,655
960,000	CIFC Funding 2013-III Ltd. 144A,
	3.48%, 10/24/25 (a)	880
630,435	Colony American Homes 2014-1 144A,
	1.40%, 5/17/31 (a)	627
585,799	Colony American Homes 2014-2 144A,
	1.12%, 7/17/31 (a)	577
1,750,000	Dryden XXII Senior Loan Fund 144A,
	3.43%, 8/15/25 (a)	1,623
359,957	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, 0.42%, 12/25/35	331
726,218	Invitation Homes 2013-SFR1 Trust 144A,
	1.40%, 12/17/30 (a)	723
1,040,000	Invitation Homes 2014-SFR1 Trust 144A,
	1.17%, 6/17/31 (a)	1,027
1,945,000	Invitation Homes 2014-SFR2 Trust 144A,
	1.27%, 9/17/31 (a)	1,926
360,333	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	403
90,859	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	82
830,000	Madison Park Funding I Ltd. 144A,
	4.58%, 8/15/22 (a)	830
925,000	Octagon Investment Partners XIV Ltd. 144A,
	4.25%, 1/15/24 (a)	915
102,625	Residential Asset Securities Corp. Trust,
	4.71%, 11/25/33	100
500,000	Symphony CLO Ltd. 144A, 3.75%, 10/15/25 (a)	476
46,726	Terwin Mortgage Trust 144A,
	0.55%, 1/25/35 (a)	47
875,000	Tyron Park CLO Ltd. 144A, 3.75%, 7/15/25 (a)	832
1,066,658	Vericrest Opportunity Loan Transferee
	2014-NPL4 LLC 144A, 3.13%, 4/27/54 (a)	1,063
255,733	VOLT XXII LLC, 3.63%, 10/27/53	256
362,792	VOLT XXIII LLC, 3.63%, 11/25/53	365
647,125	VOLT XXIV LLC 144A, 3.25%, 11/25/53 (a)	649
811,337	VOLT XXVI LLC 144A, 3.13%, 9/25/43 (a)	812

Total Asset Backed (Cost - $21,804)		21,537

Bank Loans(b) (15%)
398,325	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	398
1,005,000	Albertsons/Safeway Term Loan B4 1L,
	5.50%, 8/25/21	1,004
454,238	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	450
567,823	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	566
567,813	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 4/16/20	555

Principal or Shares	Security Description	Value (000)

554,058	Asurion LLC Term Loan B1 1L, 4.50%, 5/24/19	$551
1,750,000	Atkore International Inc. Atkore Term Loan 1L, 4.50%, 3/27/21	1,725
724,889	Berry Plastics Term Loan E 1L, 3.75%, 12/18/20	716
436,930	Biomet Inc. Term Loan B 1L, 3.75%, 7/25/17	437
476,652	Booz Allen Hamilton Inc. Term Loan B 1L, 3.75%, 7/31/19	477
877,444	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	871
945,600	Charter Communications Operating LLC Term Loan E 1L, 3.00%, 7/01/20	931
567,813	Cincinnati Bell Inc. Term Loan B 1L,
	4.00%, 9/10/20	564
943,276	Crown Castle Operating Co. Term Loan B 1L, 3.25%, 1/31/19	942
464,125	Dell Inc. Term Loan B IL, 4.50%, 4/29/20	465
567,794	Dynegy Inc. Term Loan B2 1L, 4.00%, 4/23/20	562
950,000	Energy Transfer Equity LP Term Loan 1L,
	3.25%, 12/02/19	902
1,550,350	FMG Resources August 2006 Pty Ltd. Term Loan 1L, 4.25%, 6/30/19	1,364
500,000	Goodyear Tire & Rubber Co. Term Loan 2L, 4.75%, 4/30/19	502
666,563	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18	666
809,211	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/25/20	801
615,818	HJ Heinz Co. Term Loan B2 1L, 3.50%, 6/05/20	616
567,834	Hub International Ltd. Term Loan B 1L,
	4.25%, 10/02/20	552
149,500	Hudson’s Bay Co. Term Loan B 1L,
	4.75%, 11/04/20	150
567,813	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	561
746,250	Michaels Stores Inc. Term Loan B2 1L,
	4.00%, 1/28/20	740
1,694,969	Neiman Marcus Group LLC Term Loan 1L, 4.25%, 10/25/20	1,646
430,046	PharMEDium Healthcare Corp. Term Loan 1L, 4.25%, 1/23/21	422
1,745,603	Ply Gem Holdings Inc. Term Loan B2 1L,
	4.00%, 1/22/21	1,701
771,125	Post Holdings Inc. Term Loan B 1L,
	3.75%, 5/23/21	766
782,020	Sabre Glbl Inc. Term Loan B 1L, 4.25%, 2/19/19	772
478,892	TransDigm Inc. Term Loan C 1L,
	3.75%, 2/28/20	473
1,750,000	Tronox Pigments BV Term Loan 1L,
	4.00%, 3/19/20	1,734
575,000	UPC Financing Partnership Term Loan 1L,
	3.25%, 6/30/21	563
772,311	Valeant Pharmeceuticals International Inc. Term Loan Be 1L, 3.50%, 8/05/20	768

Total Bank Loans (Cost - $27,362)		26,913

Corporate Bond (41%)
835,000	Abengoa Greenfield SA 144A,
	6.50%, 10/01/19 (a)	772

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

200,000	Abengoa Yield PLC 144A, 7.00%, 11/15/19 (a)	$204
580,000	ABN AMRO Bank NV, 6.25%, 9/13/22	632
515,000	Air Canada 144A, 8.75%, 4/01/20 (a)	559
785,000	Air Lease Corp., 2.13%, 1/15/18	784
890,000	Ally Financial Inc., 2.94%, 7/18/16	895
635,000	American Express Credit Corp., 1.55%, 9/22/17	641
600,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	607
1,010,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2.00%, 2/06/17 (c)	970
626,306	Ardagh Finance Holdings SA 144A,
	8.63%, 6/15/19 (a)(c)	627
890,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.24%, 12/15/19 (a)	858
610,000	Arizona Public Service Co., 2.20%, 1/15/20	620
640,000	Banco del Estado de Chile 144A,
	2.00%, 11/09/17 (a)	639
360,000	Banco Santander Brasil SA/Cayman Islands 144A, 4.25%, 1/14/16 (a)	366
570,000	Banco Santander Chile 144A, 1.15%, 4/11/17 (a)	568
820,000	Bank of America Corp., 1.29%, 1/15/19	828
785,000	Barrick North America Finance LLC,
	4.40%, 5/30/21	818
1,320,000	BB&T Corp., 2.45%, 1/15/20	1,352
280,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	284
470,000	BNZ International Funding Ltd.,
	2.35%, 3/04/19 (d)	478
585,000	California Resources Corp. 144A,
	5.00%, 1/15/20 (a)(c)	507
375,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	381
300,000	Central Garden and Pet Co., 8.25%, 3/01/18 (c)	308
660,000	Chrysler Group LLC / CG Co-Issuer Inc., 8.25%, 6/15/21	738
650,000	Cleveland Clinic Foundation, 4.86%, 1/01/14	735
295,000	Compass Bank, 2.75%, 9/29/19	300
1,060,000	ConAgra Foods Inc., 2.10%, 3/15/18	1,065
495,000	CONSOL Energy Inc., 5.88%, 4/15/22	432
340,000	Corp. Financiera de Desarrollo SA 144A, 3.25%, 7/15/19 (a)	343
870,000	Cosan Luxembourg SA 144A, 9.50%, 3/14/18 BRL (a)(e)	277
880,000	Credit Suisse/New York NY, 3.00%, 10/29/21	904
209,000	DBS Bank Ltd., 0.86%, 7/15/21 (d)	207
400,000	DISH DBS Corp., 5.00%, 3/15/23	394
340,000	DISH DBS Corp., 5.88%, 11/15/24	343
470,000	Dollar General Corp., 1.88%, 4/15/18	465
1,270,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	1,303
820,000	Eastman Chemical Co., 2.70%, 1/15/20	840
620,000	Ecopetrol SA, 7.63%, 7/23/19	725
470,000	EP Energy LLC / EP Energy Finance Inc., 9.38%, 5/01/20	476
400,000	Evraz Inc. NA/Canada 144A,
	7.50%, 11/15/19 (a)	355
660,000	Express Scripts Holding Co., 2.25%, 6/15/19	667

Principal or Shares	Security Description	Value (000)

885,000	Fifth Third Bank/Cincinnati OH,
	2.88%, 10/01/21	$912
580,000	Frontier Communications Corp.,
	6.25%, 9/15/21	599
910,000	General Electric Capital Corp., 6.38%, 11/15/67	988
890,000	General Motors Financial Co. Inc.,
	3.15%, 1/15/20	903
900,000	Glencore Funding LLC 144A, 1.61%, 1/15/19 (a)	906
870,000	Golden Eagle Retail Group Ltd. 144A,
	4.63%, 5/21/23 (a)	755
1,395,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	1,416
780,000	Harley-Davidson Financial Services Inc. 144A, 2.70%, 3/15/17 (a)	804
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	902
195,000	HealthSouth Corp., 5.75%, 11/01/24	202
370,000	Hewlett-Packard Co., 1.19%, 1/14/19	366
900,000	HSBC Holdings PLC, 5.63%, 12/29/49	914
660,000	Hutchison Whampoa International 12 Ltd. 144A, 6.00%, 5/29/49 (a)	702
540,000	Hyundai Capital America 144A,
	2.13%, 10/02/17 (a)	544
420,000	Imperial Metals Corp. 144A,
	7.00%, 3/15/19 (a)(c)	370
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	251
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 3.23%, 11/13/19	256
525,000	Ineos Finance PLC 144A, 8.38%, 2/15/19 (a)	560
580,000	ING Bank NV, 4.13%, 11/21/23	595
665,000	Ingredion Inc., 3.20%, 11/01/15	675
725,000	International Lease Finance Corp.,
	2.19%, 6/15/16	725
170,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)(c)	178
1,140,000	JPMorgan Chase & Co., 7.90%, 4/29/49	1,231
535,000	Keysight Technologies Inc. 144A,
	3.30%, 10/30/19 (a)	543
660,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	667
660,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	679
690,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	818
895,000	Manufacturers & Traders Trust Co.,
	2.25%, 7/25/19	908
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	677
1,330,000	Medtronic Inc. 144A, 2.50%, 3/15/20 (a)	1,369
780,000	Morgan Stanley, 2.65%, 1/27/20	793
350,000	Murphy Oil Corp., 2.50%, 12/01/17	345
540,000	NCL Corp. Ltd., 5.00%, 2/15/18	549
660,000	NetApp Inc., 3.38%, 6/15/21	682
460,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/01/18 (a)(f)	3
820,000	Omnicom Group Inc., 4.45%, 8/15/20 (c)	909
620,000	OneMain Financial Holdings Inc. 144A,
	6.75%, 12/15/19 (a)	642
650,000	Pacific Rubiales Energy Corp. 144A,
	5.38%, 1/26/19 (a)(c)	429
336,000	Packaging Dynamics Corp. 144A,
	8.75%, 2/01/16 (a)	336
450,000	PaperWorks Industries Inc. 144A,
	9.50%, 8/15/19 (a)	449

61    Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,230,000	Petrobras Global Finance BV, 2.39%, 1/15/19	$1,052
955,000	Petroleos Mexicanos, 2.28%, 7/18/18	958
750,000	Petroleos Mexicanos, 8.00%, 5/03/19	894
845,000	Providence Health & Services Obligated Group, 1.06%, 10/01/16	850
530,000	Prudential Financial Inc., 8.88%, 6/15/38	621
500,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	505
870,000	Reynolds Group Issuer Inc., 9.88%, 8/15/19	929
510,000	Rite Aid Corp., 9.25%, 3/15/20	561
200,000	SABMiller Holdings Inc. 144A,
	0.94%, 8/01/18 (a)	201
880,000	Samarco Mineracao SA 144A, 5.38%, 9/26/24 (a)	821
240,000	Scripps Networks Interactive Inc.,
	2.75%, 11/15/19	247
730,000	Seventy Seven Operating LLC, 6.63%, 11/15/19	533
560,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (a)	555
500,000	Sompo Japan Insurance Inc. 144A,
	5.33%, 3/28/73 (a)	537
860,000	Southwest Airlines Co., 2.75%, 11/06/19	885
930,000	SunTrust Banks Inc., 5.63%, 12/29/49	950
630,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	630
930,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	960
820,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	853
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	594
475,000	Tyson Foods Inc., 2.65%, 8/15/19	488
775,000	UBS AG/Stamford CT, 1.38%, 8/14/17	777
405,000	Union Andina de Cementos SAA 144A,
	5.88%, 10/30/21 (a)	402
150,000	United States Steel Corp., 7.38%, 4/01/20 (c)	155
380,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.88%, 4/01/20	332
360,000	Voya Financial Inc., 5.65%, 5/15/53	364
860,000	Walgreens Boots Alliance Inc., 2.70%, 11/18/19	881
960,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (a)	979
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	647
590,000	Yingde Gases Investment Ltd. 144A,
	8.13%, 4/22/18 (a)	501
840,000	Ymobile Corp. 144A, 8.25%, 4/01/18 (a)	885

Total Corporate Bond (Cost - $73,340)		72,366

Foreign Government (1%)
625,000	Colombia Government International Bond,
	7.38%, 1/27/17	700
950,000	Fondo MIVIVIENDA SA 144A,
	3.38%, 4/02/19 (a)	961
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (e)	706

Total Foreign Government (Cost - $2,379)		2,367

Mortgage Backed (27%)
709,867	Adjustable Rate Mortgage Trust,
	3.96%, 3/25/37	548
519,194	Alternative Loan Trust 2006-31CB,
	6.00%, 11/25/36	467
525,922	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	478

Principal or Shares	Security Description	Value (000)

1,186,962	American Home Mortgage Assets Trust 2007-2, 0.29%, 3/25/47	$962
1,002,311	Banc of America Funding 2005-H Trust,
	2.65%, 11/20/35	843
291,411	Bank of America Mortgage Securities Inc.,
	2.48%, 10/20/32	292
833,664	Chase Mortgage Finance Corp., 6.00%, 5/25/37	716
281,184	CHL Mortgage Pass-Through Trust 2005-18,
	5.50%, 10/25/35	272
1,781,494	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.43%, 3/20/36	1,608
1,639,610	Connecticut Avenue Securities, 1.12%, 5/25/24	1,611
943,450	Connecticut Avenue Securities, 1.12%, 5/25/24	931
1,316,093	Connecticut Avenue Securities, 1.37%, 7/25/24	1,302
1,180,408	Connecticut Avenue Securities, 1.37%, 7/25/24	1,171
1,289,412	Connecticut Avenue Securities, 1.77%, 1/25/24	1,288
200,272	Connecticut Avenue Securities, 2.17%, 10/25/23	202
1,600,000	Connecticut Avenue Securities, 2.77%, 5/25/24	1,422
740,000	Connecticut Avenue Securities, 2.77%, 5/25/24	664
510,000	Connecticut Avenue Securities, 3.07%, 7/25/24	462
880,000	Connecticut Avenue Securities, 3.17%, 7/25/24	790
700,000	Connecticut Avenue Securities, 4.57%, 1/25/24	725
340,000	Connecticut Avenue Securities, 5.42%, 10/25/23	371
1,196,298	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	1,045
957,058	Countrywide Alternative Loan Trust,
	6.00%, 4/25/37	836
1,082,083	Credit Suisse Mortgage Capital Certificates
	144A, 1.55%, 5/25/43 (a)	1,031
1,372,482	FHR 4093 IO, 6.53%, 1/15/38	295
566,527	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.82%, 10/25/24	568
635,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.77%, 4/25/24	597
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.92%, 9/25/24	232
655,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.17%, 8/25/24	632
655,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.27%, 8/25/24	633
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.32%, 1/25/25	1,256
1,425,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.67%, 2/25/24	1,436
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.67%, 1/25/25	251
4,575,468	GNR, 1.12%, 6/20/36	192
6,964,516	GNR, 1.19%, 11/20/36	307
500,000	Granite Master Issuer PLC, 1.03%, 12/17/54	492
694,655	Harborview Mortgage Loan Trust,
	2.73%, 1/19/35	655
182,035	HomeBanc Mortgage Trust, 1.03%, 8/25/29	172
489,039	IndyMac Index Mortgage Loan Trust
	2005-AR13, 2.40%, 8/25/35	427
238,445	JP Morgan Mortgage Trust, 6.00%, 7/25/36	219
570,255	JP Morgan Mortgage Trust, 6.00%, 6/25/37	506
227,033	MLCC Mortgage Investors Inc., 2.12%, 2/25/36	228
378,601	Morgan Stanley Mortgage Loan Trust,
	2.66%, 1/25/35	363

Payden / Kravitz Cash Balance Plan Fund continued

Principal or Shares	Security Description	Value (000)

881,349	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	$910
1,172,967	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)	1,220
1,072,521	New Residential Mortgage Loan Trust 2014-3 144A, 5.65%, 11/25/54 (a)	1,158
322,143	Prime Mortgage Trust, 5.00%, 10/25/35	320
389,938	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	335
6,748	Residential Asset Mortgage Products Inc.,
	6.50%, 4/25/34	7
653,083	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	552
345,159	Sequoia Mortgage Trust, 3.50%, 4/25/42	352
706,934	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)	708
460,000	Springleaf Mortgage Loan Trust 144A,
	3.56%, 12/25/59 (a)	468
300,000	Springleaf Mortgage Loan Trust 144A,
	5.58%, 6/25/58 (a)	311
565,049	Structured Adjustable Rate Mortgage Loan Trust, 2.46%, 8/25/34	552
48,026	Structured Adjustable Rate Mortgage Loan Trust, 2.52%, 8/25/34	48
424,767	Structured Adjustable Rate Mortgage Loan Trust, 5.19%, 12/25/35	362
364,114	Structured Agency Credit Risk Debt Notes,
	1.62%, 11/25/23	363
1,897,045	Structured Asset Mortgage Investments Inc., 0.48%, 12/25/35	1,466
1,692,801	Structured Asset Mortgage Investments Inc., 0.87%, 1/19/34	1,649
99,490	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	83
457,442	Structured Asset Mortgage Investments Inc., 2.37%, 5/25/36	312
80,632	Structured Asset Mortgage Investments Inc., 3.60%, 7/25/32	84
2,185,627	Vendee Mortgage Trust IO, 3.75%, 12/15/33	183
236,013	WaMu Mortgage Pass Through Certificates, 1.05%, 5/25/46	220
570,447	WaMu Mortgage Pass Through Certificates, 1.86%, 10/25/36	487
1,443,922	WaMu Mortgage Pass Through Certificates, 2.10%, 7/25/37	1,234
2,025,936	WaMu Mortgage Pass Through Certificates, 2.23%, 9/25/36	1,828
1,005,037	WaMu Mortgage Pass Through Certificates, 2.27%, 10/25/36	901
984,523	WaMu Mortgage Pass Through Certificates, 2.28%, 9/25/36	904
892,537	WaMu Mortgage Pass Through Certificates, 4.43%, 2/25/37	817
544,528	Wells Fargo Mortgage Backed Securities Trust, 2.61%, 6/25/35	510
727,613	Wells Fargo Mortgage Backed Securities Trust, 2.62%, 9/25/34	597

Total Mortgage Backed (Cost - $47,574)		48,439

Principal or Shares	Security Description		Value (000)
Municipal (1%)
400,000	Kentucky Asset Liability Commission,
	1.69%, 4/01/18	$	403
700,000	State Board of Administration Finance Corp., 2.11%, 7/01/18		711

Total Municipal (Cost - $1,100)			1,114

U.S. Treasury (4%)
7,000,000	U.S. Treasury Bill, 0.00%, 4/30/15 (g)(h)
	(Cost - $7,000)		7,000

Purchased Call Options (0%)
58	iShares 20+ Year Treasury Bond ETF, 134, 2/20/15 (Cost - $14)		27

Purchased Put Options (0%)
733	iShares iBoxx $ High Yield Corporate Bond ETF, 85, 2/13/15		11
21	Lyxor ETF S & P 500 - A, 1960, 2/13/15		45

Total Purchased Put Options (Cost - $26)			56

Investment Company (7%)
12,871,648	Payden Cash Reserves Money Market Fund *
	(Cost - $12,872)		12,872

Total (Cost - $193,471) (108%)			192,691
Liabilities in excess of Other Assets (-8%)			(14,327)

Net Assets (100%)			$178,364

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2015. The stated maturity is subject to prepayments.
(c)	All or a portion of these securities are on loan. At January 31, 2015, the total market value of the Fund’s securities on loan is $4,657 and the total market value of the collateral held by the Fund is $4,827. Amounts in 000s.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Principal in foreign currency.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.
(h)	Yield to maturity at time of purchase.

63    Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
4/29/2015	Brazilian Real (Sell 782)	HSBC Bank USA, N.A.	$11
4/23/2015	Euro (Sell 2,363)	HSBC Bank USA, N.A.	30
2/12/2015	India Rupee (Buy 53,740)	Barclays Bank PLC	5
2/19/2015	Mexican Peso (Sell 10,910)	Credit Suisse First Boston International	70
4/21/2015	New Zealand Dollar (Sell 2,289)	State Street Bank & Trust Co.	105
3/25/2015	South African Rand (Sell 10,290)	HSBC Bank USA, N.A.	5

			$226

Liabilities:
4/20/2015	Australian Dollar (Buy 2,179)	UBS AG	$(75)
4/14/2015	Japanese Yen (Sell 210,300)	Credit Suisse First Boston International	(19)
3/25/2015	Turkish Lira (Buy 2,106)	Barclays Bank PLC	(31)

			$(125)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
26	E-MINI NASDAQ 100 Index Future	Mar-15	$2,154	$(10)
19	E-MINI S & P 500 Index Future	Mar-15	(1,889)	(22)
104	U.S. Treasury 2 Year Note Future	Mar-15	(22,856)	(28)
85	U.S. Treasury 5 Year Note Future	Mar-15	7,198	2
6	U.S. Ultra Long Bond Future	Mar-15	(1,074)	(127)

				$(185)

Open Total Return Swap Contracts

Reference Obligations	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)		Value (000s)
FNMA 4% 30 Year ISO	4.00%	1M LIBOR	Barclays Bank PLC	Jan-41	USD	1,247	$(34)

Notes to Financial Statements

January 31, 2015

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

65    Payden Mutual Funds

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Notes to Financial Statements continued

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the

67    Payden Mutual Funds

underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Funds were as follows:

	Number of Contracts	Premiums
PK Cash Balance Plan Fund
Options outstanding at October 31, 2014	28	$21,161
Options closed	(28)	(21,161)

Options outstanding at January 31, 2015	—	$—

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2015 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	8%	0%	0%	0%
Low Duration	3%	0%	20%	0%
U.S. Government	0%	0%	2%	0%
GNMA	0%	0%	26%	0%
Core Bond	7%	0%	4%	0%
Corporate Bond	0%	4%	16%	0%
Strategic Income	8%	0%	0%	0%
Absolute Return	4%	0%	15%	0%
High Income	5%	0%	1%	0%
Global Low Duration	11%	0%	20%	0%
Global Fixed Income	72%	0%	32%	0%
Emerging Markets Bond	6%	0%	0%	0%
Emerging Markets Local Bond	15%	0%	5%	0%
Emerging Markets Corporate Bond	1%	0%	0%	0%
Equity Income	1%	0%	0%	0%
PK Cash Balance Plan	5%	0%	51%	2%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

Notes to Financial Statements continued

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2014	Purchases	Sales	Dividends	Value January 31, 2015
Investments in Cash Reserves Money Market Fund
Limited Maturity	$20,346,364	$169,153,857	$177,882,235	$73	$11,617,986
Low Duration	54,772,743	284,734,239	317,100,052	130	22,406,930
U.S. Government	8,940,063	433,533,231	438,054,443	185	4,418,851
GNMA	3,490,609	272,241,999	270,457,610	110	5,274,998
Core Bond	23,784,686	522,128,253	521,657,229	223	24,255,710
Corporate Bond	10,993,989	40,494,932	48,399,849	21	3,089,072
Strategic Income	8,641,858	295,761,947	297,274,515	123	7,129,290
Absolute Return	—	670,443,031	657,063,840	273	13,379,191
Floating Rate	5,993,145	610,928,260	600,428,746	254	16,492,659
High Income	60,647,206	462,816,551	446,888,400	186	76,575,357
Global Low Duration	9,807,464	41,970,476	50,277,103	21	1,500,837
Global Fixed Income	3,059,342	65,914,595	66,715,668	29	2,258,269

69    Payden Mutual Funds

Fund	Value October 31, 2014	Purchases	Sales	Dividends	Value January 31, 2015
Emerging Markets Bond	$56,274,108	$1,110,774,847	$1,106,602,527	$464	$60,446,428
Emerging Markets Local Bond	6,486,481	129,662,131	127,647,639	55	8,500,973
Emerging Markets Corporate Bond	6,725,392	34,576,696	36,988,578	15	4,313,510
Equity Income	21,452,555	540,311,274	540,576,633	235	21,187,196
PK Cash Balance Plan Fund	18,841,557	341,428,935	347,398,844	151	12,871,648

Investments in High Income Fund — Investor Class
Global Fixed Income	$4,613,834	—	—	$80,155	$4,294,515
Investments in Floating Rate Fund — Institutional Class
Core Bond	$15,191,272	—	—	$169,266	$15,008,612
High Income	4,960,298	—	—	55,269	4,900,655
Investments in Floating Rate Fund — Investor Class
Global Fixed Income	$993,028	$980,080	$980,080	$10,923	$981,075
Investments in Emerging Markets Bond Fund — Institutional Class
Core Bond	—	—	—	$54,795	—
Global Fixed Income	$4,468,516	—	—	—	$4,278,366
Investments in Emerging Markets Corporate Bond Fund — Institutional Class
Core Bond	$17,227,177	—	—	$470,931	$16,349,254
Emerging Markets Local Bond	3,907,515	—	—	106,818	3,708,382
High Income	9,360,000	—	—	255,870	8,883,000
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$5,478,879	—	—	$94,717	$5,071,839
Global Fixed Income	767,004	—	—	13,260	710,022
Investments in Absolute Return Fund — Investor Class
Core Bond	—	$5,000,000	—	$12,250	$4,995,000

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.35%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.47%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.80%

Notes to Financial Statements continued

	Adviser Fees				Investor Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Absolute Return	0.50%	0.50%	0.50%	0.50%	1.05%	0.70%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	n/a
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	0.95%
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2015 for all funds, except Strategic Income, which goes through May 7, 2015 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and Payden/ Kravitz Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

71    Payden Mutual Funds

	Investments in Securities

			Level 2-Other Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$107,000	—	—	—	$107,000
U.S. Government	—	—	285,541	—	—	—	285,541
U.S. Treasury	—	—	35,000	—	—	—	35,000
Commercial Paper	—	—	32,035	—	—	—	32,035
Investment Company	$2,897	—	—	—	—	—	2,897

Limited Maturity
Asset Backed	—	—	69,348	—	—	—	69,348
Bank Loans	—	—	3,843	—	—	—	3,843
Commercial Paper	—	—	23,647	—	—	—	23,647
Corporate Bond	—	—	161,213	—	—	—	161,213
Foreign Government	—	—	5,912	—	—	—	5,912
Morgage Backed	—	—	31,551	—	—	—	31,551
Municipal	—	—	2,836	—	—	—	2,836
U.S. Government	—	—	94,742	—	—	—	94,742
Investment Company	11,618	—	—	—	—	—	11,618

Low Duration
Asset Backed	—	—	82,586	—	—	—	82,586
Bank Loans	—	—	20,220	—	—	—	20,220
Corporate Bond	—	—	502,120	—	—	—	502,120
Foreign Government	—	—	3,743	—	—	—	3,743
Morgage Backed	—	—	73,408	—	—	—	73,408
Municipal	—	—	5,612	—	—	—	5,612
U.S. Government	—	—	223,432	—	—	—	223,432
Options Purchased	98	—	—	—	—	—	98
Investment Company	22,407	—	—	—	—	—	22,407

U.S. Government
Mortgage Backed	—	—	98,065	—	—	—	98,065
U.S. Government	—	—	18,977	—	—	—	18,977
Options Purchased	13	—	—	—	—	—	13
Investment Company	4,419	—	—	—	—	—	4,419

GNMA
Mortgage Backed	—	—	410,570	—	—	—	410,570
U.S. Government	—	—	24,848	—	—	—	24,848
Investment Company	5,275	—	—	—	—	—	5,275

Notes to Financial Statements continued

	Investments in Securities

			Level 2-Other Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Core Bond
Asset Backed	—	—	$36,689	—	—	—	$36,689
Corporate Bond	—	—	297,606	—	—	—	297,606
Foreign Government	—	—	12,420	—	—	—	12,420
Morgage Backed	—	—	176,168	—	—	—	176,168
Municipal	—	—	6,407	—	—	—	6,407
U.S. Government	—	—	114,329	—	—	—	114,329
Investment Company	$65,680	—	—	—	—	—	65,680

Corporate Bond
Asset Backed	—	—	663	—	—	—	663
Bank Loans	—	—	200	—	—	—	200
Corporate Bond	—	—	64,589	—	—	—	64,589
Foreign Government	—	—	253	—	—	—	253
Municipal	—	—	513	—	—	—	513
U.S. Government	—	—	300	—	—	—	300
Investment Company	3,089	—	—	—	—	—	3,089

Strategic Income
Asset Backed	—	—	4,212	—	—	—	4,212
Bank Loans	—	—	10,699	—	—	—	10,699
Corporate Bond	—	—	59,078	—	—	—	59,078
Foreign Government	—	—	9,684	—	—	—	9,684
Mortgage Backed	—	—	22,195	—	—	—	22,195
Municipal	—	—	322	—	—	—	322
U.S. Government	—	—	18,647	—	—	—	18,647
Common Stock	1,262	—	—	—	—	—	1,262
Master Limited Partnership	679	—	—	—	—	—	679
Preferred Stock	981	—	—	—	—	—	981
Investment Company	7,129	—	—	—	—	—	7,129

Absolute Return Bond
Asset Backed	—	—	2,817	—	—	—	2,817
Bank Loans	—	—	4,682	—	—	—	4,682
Corporate Bond	—	—	14,291	—	—	—	14,291
Foreign Government Bond	—	—	162	—	—	—	162
Mortgage Backed	—	—	10,610	—	—	—	10,610
U.S. Government	—	—	2,300	—	—	—	2,300
Investment Company	13,379	—	—	—	—	—	13,379

73    Payden Mutual Funds

	Investments in Securities

			Level 2-Other
	Level 1-Quoted Prices		Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Floating Rate
Asset Backed	—	—	$9,998	—	—	—	$9,998
Bank Loans	—	—	135,014	—	—	—	135,014
Corporate Bond	—	—	14,750	—	—	—	14,750
Mortgage Backed	—	—	634	—	—	—	634
Investment Company	$16,493	—	—	—	—	—	16,493

High Income
Bank Loans	—	—	3,761	—	—	—	3,761
Corporate Bonds	—	—	610,718	—	—	—	610,718
Common Stock	5,328
Master Limited Partnership	4,047	—	—	—	—	—	4,047
Preferred Stock	5,984	—	—	—	—	—	5,984
Investment Company	90,359	—	—	—	—	—	90,359

California Municipal Income
Municipal	—	—	46,595	—	—	—	46,595
Investment Company	611	—	—	—	—	—	611

Global Low Duration
Asset Backed	—	—	12,944	—	—	—	12,944
Bank Loans	—	—	2,551	—	—	—	2,551
Corporate Bond	—	—	76,976	—	—	—	76,976
Foreign Government	—	—	8,805	—	—	—	8,805
Mortgage Backed	—	—	7,021	—	—	—	7,021
Municipal	—	—	252	—	—	—	252
U.S. Government	—	—	21,063	—	—	—	21,063
Options Purchased	14	—	—	—	—	—	14
Exchange Traded Funds	602	—	—	—	—	—	602
Investment Company	1,501	—	—	—	—	—	1,501

Global Fixed Income
Asset Backed	—	—	276	—	—	—	276
Corporate Bond	—	—	16,441	—	—	—	16,441
Foreign Government	—	—	16,809	—	—	—	16,809
Mortgage Backed	—	—	506	—	—	—	506
U.S. Government	—	—	6,717	—	—	—	6,717
Investment Company	12,522	—	—	—	—	—	12,522

Emerging Markets Bond
Corporate Bond	—	—	352,970	—	—	—	352,970
Foreign Government	—	—	463,673	—	—	—	463,673
Investment Company	60,446	—	—	—	—	—	60,446

Notes to Financial Statements continued

	Investments in Securities

			Level 2-Other Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Emerging Markets Local Bond
Corporate Bond	—	—	$ 30,091	—	—	—	$30,091
Foreign Government	—	—	127,198	—	—	—	127,198
Investment Company	$12,209	—	—	—	—	—	12,209

Emerging Markets Corporate Bond
Corporate Bond	—	—	39,857	—	—	—	39,857
Foreign Government	—	—	846	—	—	—	846
Investment Company	4,314	—	—	—	—	—	4,314

Equity Income
Common Stock	434,004	—	—	—	—	—	434,004
Master Limited Partnership	22,612	—	—	—	—	—	22,612
Preferred Stock	23,691	—	—	—	—	—	23,691
Investment Company	21,187	—	—	—	—	—	21,187

PK Cash Balance Plan
Asset Backed	—	—	21,537	—	—	—	21,537
Bank Loans	—	—	26,913	—	—	—	26,913
Corporate Bond	—	—	72,366	—	—	—	72,366
Foreign Government	—	—	2,367	—	—	—	2,367
Mortgage Backed	—	—	48,439	—	—	—	48,439
Municipal	—	—	1,114	—	—	—	1,114
Options Purchased	83	—	—	—	—	—	83
U.S. Government	—	—	7,000	—	—	—	7,000
Investment Company	12,872	—	—	—	—	—	12,872

	Other Financial Instruments [1]

			Level 2-Other Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Limited Maturity
Forward currency contracts	—	—	$1,017	$(35)	—	—	$ 982

Low Duration
Forward currency contracts	—	—	1,401	—	—	—	1,401
Futures	$257	—	—	—	—	—	257

75    Payden Mutual Funds

	Other Financial Instruments [1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
GNMA
Futures	—	$(318)	—	—	—	—	$(318)

Core Bond
Forward currency contracts	—	—	$750	$(645)	—	—	105
Futures	—	(1,105)	—	—	—	—	(1,105)
Swaps	—	—	—	(3,661)	—	—	(3,661)

Corporate Bond
Futures	$164	(90)	—	—	—	—	74
Swaps	—	—	—	(34)	—	—	(34)

Strategic Income
Forward currency contracts	—	—	204	(136)	—	—	68

Absolute Return
Forward currency contracts	—	—	33	(29)	—	—	4
Futures	—	(5)	—	—	—	—	(5)

High Income
Forward currency contracts	—	—	536	(360)	—	—	176

Global Low Duration
Forward currency contracts	—	—	649	(7)	—	—	642
Futures	24	(8)	—	—	—	—	16

Global Fixed Income
Forward currency contracts	—	—	1,074	(650)	—	—	424
Futures	172	(238)	—	—	—	—	(66)

Emerging Markets Bond
Forward currency contracts	—	—	2,186	(549)	—	—	1,637

Emerging Markets Local Bond
Forward currency contracts	—	—	753	(894)	—	—	(141)
Swaps	—	—	57	—	—	—	57

Emerging Markets Corporate Bond
Forward currency contracts	—	—	22	—	—	—	22

Notes to Financial Statements continued

	Other Financial Instruments [1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Equty Income
Forward currency contracts	—	—	$173	—	—	—	$173

PK Cash Balance Plan
Forward currency contracts	—	—	226	$(125)	—	—	101
Futures	$2	$(187)	—	—	—	—	(185)
Swaps	—	—	—	(34)	—	—	(34)
[1]	Other financial instruments are swaps, futures contracts and forward currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Income Taxes (amounts in (000s)

At January 31, 2015 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$462,473	—	—	—
Limited Maturity	408,310	$ 942	$ (4,542)	$ (3,600)
Low Duration	938,103	4,249	(8,726)	(4,477)
U.S. Government	120,282	1,285	(93)	1,192
GNMA	431,356	13,235	(3,898)	9,337
Core Bond	688,323	26,242	(5,266)	20,976
Corporate Bond	66,181	3,867	(441)	3,426
Strategic Income	135,278	1,536	(1,926)	(390)
Absolute Return	48,211	234	(204)	30
Floating Rate	180,198	116	(3,425)	(3,309)
High Income	724,081	19,605	(23,489)	(3,884)
California Municipal Income	44,431	2,776	(1)	2,775
Global Low Duration	133,661	558	(2,490)	(1,932)
Global Fixed Income	54,638	1,331	(2,698)	(1,367)
Emerging Markets Bond	901,830	28,435	(53,176)	(24,741)
Emerging Markets Local Bond	191,406	1,209	(22,273)	(21,064)
Emerging Markets Corporate Bond	45,697	882	(1,560)	(678)
Equity Income	467,525	41,448	(7,479)	33,969
PK Cash Balance Plan Fund	193,471	3,276	(4,056)	(780)

77    Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	03/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	03/24/2015

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	03/24/2015

* Print the name and title of each signing officer under his or her signature.